N-2	Oct. 28, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002138533
Amendment Flag	true
Amendment Description	Amendment No. 5
Entity Inv Company Type	N-2
Securities Act File Number	333-296580
Investment Company Act File Number	811-24191
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	5
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	5
Entity Registrant Name	Fundrise Innovation Fund II, LLC
Entity Address, Address Line One	11 Dupont Circle NW
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20036
City Area Code	(202)
Local Phone Number	584-0550
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Fees and Expenses of the Fund

The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund.

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load (As a Percentage of Offering Price)	None
Distribution Reinvestments and Cash Purchase Plan Fees	None

Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND OPERATING EXPENSES (as a percentage of the Fund’s net assets attributable to the Shares)[1]
Management Fee	2.50%
Interest on Borrowed Funds[2]	None
Other Expenses
Other Expenses - General	0.51%
Other Expenses - Marketing	0.40%
Total Other Expenses[3]	0.91%
Acquired Fund Fees and Expenses[4]	0.19%
Deferred Income Tax Expense[5]	0.00%
Total Annual Fund Operating Expenses	3.60%
1	Estimates are based on Fund net assets of $250,000,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of Shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount, net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will raise $250,000,000 in proceeds.
2	The table assumes the Fund will not use leverage during the first twelve months following commencement of this offering. The Fund does not anticipate any interest payments on borrowed funds.
3	Other Expenses are based on estimated amounts for the current fiscal year of the Fund. Other Expenses include, among other things, professional fees, offering expenses, organizational expenses, and other general and administrative expenses.
4	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies or companies that would be investment companies but for the exceptions to that definition provided by Section 3(c)(1) and Section 3(c)(7) of the 1940 Act.
5	Deferred Income Tax Expenses arise principally from net unrealized gains on portfolio investments. Because the Fund currently has no portfolio investments, and because there can be no assurance as to the nature, amount or timing of the investments that the Fund will ultimately acquire, the Fund is currently unable to estimate a deferred income tax expense. The Fund will reflect an estimate of deferred income tax expense in future updates to this Prospectus disclosure once the Fund has commenced operations and holds investments generating net unrealized gains such that the expense can be reasonably estimated.
[1]
Management Fees [Percent]	2.50%	[1]
Interest Expenses on Borrowings [Percent]	0.00%	[1],[2]
Acquired Fund Fees and Expenses [Percent]	0.19%	[1],[3]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.51%	[1]
Other Annual Expense 2 [Percent]	0.40%	[1]
Other Annual Expense 3 [Percent]	0.00%	[1],[4]
Other Annual Expenses [Percent]	0.91%	[1],[5]
Total Annual Expenses [Percent]	3.60%	[1]
Expense Example [Table Text Block]

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $1,000 in the Fund’s Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested at NAV, and that the Fund’s Operating Expenses (as described above) remain the same. The Example reflects adjustments made to the Fund’s Operating Expenses due to the Expense Limitation Agreement for the duration of the one-year period only. Based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$110	$186	$386

The Example above should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the Example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Management of the Fund – Management Fee.”

Expense Example, Year 01	$ 36
Expense Example, Years 1 to 3	110
Expense Example, Years 1 to 5	186
Expense Example, Years 1 to 10	$ 386
Purpose of Fee Table , Note [Text Block]	The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund.
Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund. Other Expenses include, among other things, professional fees, offering expenses, organizational expenses, and other general and administrative expenses.
Acquired Fund Fees Estimated, Note [Text Block]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies or companies that would be investment companies but for the exceptions to that definition provided by Section 3(c)(1) and Section 3(c)(7) of the 1940 Act.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, STRATEGIES AND POLICIES

Investment Objective

The Fund’s investment objective is to provide total return primarily through capital appreciation. The Fund cannot assure you that it will achieve its investment objective.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and debt securities of Innovation Companies and other investments, including derivatives, exchange-traded funds and pooled investment vehicles, that provide economic exposure to Innovation Companies.

The Fund’s 80% policy may be changed either (a) with Shareholder approval or (b) by the Board without the vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding Shares provided that (1) the change is communicated to Shareholders at least 60 days before it takes effect and (2) (i) the Fund conducts a tender offer with at least 60 days' prior notice of the policy change, (ii) the tender offer is not oversubscribed, and (iii) the Fund purchases properly tendered Shares at their net asset value.

For purposes of the Fund’s name and its 80% investment policy, an “Innovation Company” is a company that the Adviser determines, based on the company’s current operations and reasonably anticipated business activities, is materially engaged in innovation. In making this determination, the Adviser will consider an Innovation Company to be an entity that satisfies one or more of the following criteria:

1.	the company’s principal business involves developing, producing, commercializing or applying a new or meaningfully improved technology, product, service, process or business model;

2.	a significant portion of the company’s revenues, assets, operating expenses, research and development expenditures, capital expenditures or enterprise value is attributable to such activities;

3.	the company is using technology or scientific advancement to create a new market, materially alter an existing market, improve the functionality, efficiency, cost, accessibility or sustainability of existing products or services, or address a market need in a novel manner; or

4.	in the case of a company with limited or no current revenue, the company’s stated business strategy and use of capital are principally directed toward developing or commercializing such a technology, product, service, process or business model.

Innovation Companies may include companies operating in the information technology and communication services sectors, as well as technology-related companies in other sectors or industries, including: advertising (AdTech); sales and marketing technology; media; biotechnology (BioTech); health care equipment and supplies; health care technology; pharmaceuticals; artificial intelligence; data and analytics; design tech; education technology (EdTech); financial services technology (FinTech); real estate technology (PropTech), meaning companies that develop or provide technology-enabled products and services for the acquisition, development, financing, construction, operation, management, leasing, sale or use of real estate, including property-management software, real estate marketplaces, construction technology, building systems, real estate AI, and related data and analytics platforms; gaming; internet services; manufacturing technology; entertainment; mapping; payments; privacy & security; science and engineering; energy and sustainability technology; energy equipment and services; technology hardware, storage and peripherals; software; electronic equipment, instruments and components; communications equipment; semiconductors and semiconductor equipment; agriculture; transportation; commercial services and supplies; chemicals; synthetic materials; aerospace and defense; data centers and data center operating platforms and technology; blockchain technology and stablecoin-related technology, meaning companies that develop or provide distributed-ledger protocols, blockchain-based software, digital-asset custody, trading, settlement, compliance or other infrastructure, or products and services involving stablecoins, which are digital assets designed to maintain a stable value relative to a specified asset or pool of assets; and nanotechnology. The Adviser’s determination that a portfolio company is an Innovation Company will be based on information reasonably available at the time of investment, including a company’s business description, products and services, intellectual property, research and development activities, use of proceeds, financial information and management representations.

The Fund seeks to achieve its investment objective by investing in private and public Innovation Companies directly or indirectly, with a primary focus on the equity securities (e.g., common stock, preferred stock or convertible debt) and debt securities of certain Portfolio Companies, or other investments (including derivatives, exchange-traded funds and pooled investment vehicles) that have economic characteristics similar to investments in Innovation Companies. Earlier mid-stage growth companies are privately held companies that typically have met certain key development milestones (for example, first customer orders or first revenue shipments) and have some product or service revenue, but are still operating at a loss. Later mid-stage growth companies are privately held companies that typically have product or service revenue and have recently achieved breakthrough measures of financial success, such as operating profitability or break-even or positive cash flows. Late-stage companies are publicly and privately held companies that have typically demonstrated sustainable business operations and generally have a well-known product or service with a strong market presence. Late-stage companies have generally reached a point of meaningful revenue generation from their core business operations with strong financial indicators of product-market fit. Late-stage companies that are privately held may also be referred to as “pre-IPO companies” (i.e., companies that are typically in their last few financing rounds before an IPO or an exit event such as a sale or merger) and have previously been funded primarily by venture-backed companies.

Exchange-traded funds and pooled investment vehicles will only be included in our 80% policy if the investment strategy of the exchange-traded fund or pooled investment vehicle is consistent with the Fund’s 80% policy.

In addition to its focus on investing in mid-to-late stage Innovation Companies, the Fund may invest up to 20% of its net assets in the securities of early-stage Innovation Companies.

The ability to invest in privately held, mid-to-late-stage Innovation Companies can offer the potential to capture more upside potential than investments in the securities of Innovation Companies that are already publicly traded. The Fund’s portfolio management team seeks to capture this value accretion, or what may be referred to as a private-public valuation arbitrage, by investing primarily in Portfolio Companies that they believe have high growth potential.

The Fund generally seeks to invest in primary and secondary offerings of Portfolio Companies with the goal of remaining invested until a liquidity event occurs, including but not limited to a public offering of the Portfolio Company’s shares, another round of private fund raising, or a sale or merger of the Portfolio Company. Upon the occurrence of a liquidity event with respect to a Portfolio Company, such as an initial public offering or a merger or acquisition transaction, the Fund may or may not choose to sell its investment in the Portfolio Company. Notwithstanding the occurrence of such a liquidity event, the Fund may continue to hold securities of Portfolio Companies after those companies have gone public. This investment strategy is generally referred to as “Buy and Hold.”

Notwithstanding the foregoing, investments in mid-to-late-stage companies involve a considerable amount of risk given their shorter operating history relative to established public companies, the businesses’ need for additional capital to maintain growth, and the general illiquidity of their securities. The Portfolio Companies in which the Fund invests may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings that dilute the Fund’s holdings, bankruptcy or liquidation, and consequently the reduction or loss of the value of the Fund’s portfolio investment. Additionally, because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses, and the Adviser may not be able to obtain all of the material information that would be generally available for public company investments. Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Investors in the Fund need to understand that such companies carry a high degree of investment risk because many of these firms may fail or not achieve their performance or financial objectives. There is no guarantee that the Fund’s investments in Portfolio Companies will increase in value, and the market value of the Fund’s investments may decline substantially before the Fund is able to sell them, resulting in significant losses to the Fund and its shareholders.

The Fund expects that many of its investments will be made in U.S. domestic Portfolio Companies, but it is not prohibited from investing in foreign Portfolio Companies. The Fund will make investments in the securities of Portfolio Companies the Fund reasonably believes it can readily fair value. The Fund’s holdings of equity and debt securities in Portfolio Companies may require several years to appreciate in value, and there is no assurance that such appreciation will occur. Due to the illiquid nature of certain of the Fund’s equity investments and transfer restrictions that private and equity securities are typically subject to, the Fund may not be able to sell these securities at times when the Adviser deems it necessary to do so (e.g., to fund repurchases of the Fund’s shares or to come back into compliance with portfolio limitations), or at all. The equity securities in Portfolio Companies in which the Fund invests will often be subject to drag-along rights, which permit a majority stockholder in the company to force minority stockholders to join a company sale (which may be at a price per share lower than the Fund’s cost basis in the securities). In addition, the Fund’s investments in Portfolio Companies will often be subject to lock-up provisions that prohibit the Fund from selling its equity investments into the public market for specified periods of time after IPOs of the Portfolio Company, typically 180 days. As a result, the market price of securities held by the Fund may decline substantially before the Fund is able to sell the securities following an IPO. For a complete discussion of the risks involved with the Fund’s investments, please read the section entitled “Risk Factors.”

The Fund expects to invest in Portfolio Companies by purchasing call options or acquiring warrants or rights (including those acquired in units or attached to other securities) that entitle the holder to buy equity securities at a specific price for a specific period of time and/or by entering into equity forward contracts, which are customizable derivative contracts between two parties to buy or sell a specific number of underlying equities, a basket of equities or equities comprising an index at a specified price on a future date. The Fund also may invest in other derivative instruments, including but not limited to options contracts (including options on securities, bonds, currencies, interest rates, indices or swaps), futures contracts, options on futures contracts, forward contracts, indexed securities, credit linked notes, caps, collars, floors, and swaps (including interest rate, credit default, equity index and total return swaps) for other investment, hedging and risk management purposes. The Fund may invest in securities of any credit quality, maturity and duration to enhance its income and capital appreciation potential and to provide liquidity to the overall portfolio. This may include securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “high yield” securities or “junk bonds,” may have speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal.

The types of debt securities in which the Fund may invest include (i) corporate debt securities, including bonds, notes and debentures, of public and private technology and technology-related companies; (ii) convertible debt securities and other convertible instruments; (iii) directly originated or privately negotiated debt investments, including secured and unsecured loans, promissory notes and venture debt, made to, or acquired with respect to, Portfolio Companies; (iv) asset-backed securities and mortgage-backed securities, including commercial mortgage-backed securities and other structured or securitized debt instruments, including instruments collateralized by data center and other technology-related infrastructure assets; and (v) U.S. treasury bills and other short-term debt instruments, including instruments held for cash management or temporary defensive purposes.

The Fund may also make indirect investments in Portfolio Companies by purchasing units or shares of Private Vehicles that provide the Fund with economic exposure to the equity of one or more Portfolio Companies. Private Vehicles will typically not be controlled by the Fund. Such investments may include investments made through “secondary transactions,” in which the Fund acquires an interest in an existing Private Vehicle from another investor.

Investments in Private Vehicles provide indirect economic exposure to one or more Portfolio Companies, while direct investments in Portfolio Companies provide direct exposure. Investments in Private Vehicles may have different economic characteristics and return profiles than direct investments in the underlying Portfolio Companies because of, among other things, the applicable vehicle structure, fees and expenses, carried interest arrangements, governing terms and other investment-specific factors.

The Fund may obtain exposure to privately held companies through a range of structures, and the Adviser expects the structures it uses to vary based on the opportunity, the counterparty, and prevailing market practice. The discussion below describes certain characteristics common to the Private Vehicles through which the Adviser currently expects the Fund will most frequently invest. It is not a limitation on the structures the Fund may use, and the terms of any particular Private Vehicle may differ materially from those described.

Private Vehicles are typically formed by the Private Vehicle’s manager (which will generally be unaffiliated with the Fund and the Adviser) in connection with a specific investment opportunity that has been identified through the sponsor’s proprietary sourcing efforts, industry relationships, or transaction pipeline. The Private Vehicle’s underlying investment may include equity interests or other structured investments in operating companies or assets that meet the Fund’s investment criteria. The Private Vehicle manager is responsible for implementing the investment strategy, monitoring the underlying investment, and administering the Private Vehicle’s operations. The obligations of a Private Vehicle to its investors are established by its governing documents and vary considerably. Some Private Vehicles may not be subject to custody requirements comparable to those applicable to the Fund, may not furnish audited financial statements or periodic reporting, and may provide the Fund with limited information about the underlying investment or its valuation. The scope and frequency of reporting and other obligations vary by Private Vehicle and are governed by the Private Vehicle’s operating or partnership agreement. To the extent that ongoing management fees are charged by a Private Vehicle, they will be reflected in the fee table to the extent required by applicable Commission rules and forms.

The manager of a Private Vehicle is not affiliated with the Fund or the Adviser or its affiliates, and neither the Adviser nor its affiliates play a role in creating, structuring, or managing the Private Vehicles or receives compensation from the Private Vehicles. Separately, the Fund may invest through wholly-owned subsidiaries formed for purposes of aggregating investments or accommodating a counterparty’s transfer requirements. Any such investment will be effected in accordance with the applicable requirements of the 1940 Act and the Advisers Act, including any applicable exemptive relief and policies and procedures approved by the Board.

The Fund expects the Private Vehicles in which it invests to generally be single-purpose vehicles organized to acquire and hold the securities of a single identified Portfolio Company, and the Fund does not intend to invest in a Private Vehicle unless it can identify the underlying Portfolio Company to which the Private Vehicle provides exposure.

Before investing, the Adviser engages in a robust due diligence process, which includes reviewing the Private Vehicle’s organizational and offering documents, including its operating or limited partnership agreement and subscription documents, to confirm that the vehicle’s stated purpose is limited to acquiring and holding securities of the identified Portfolio Company and that the vehicle is restricted from making other investments. The Adviser also engages outside counsel to review the agreements. In addition, the Adviser seeks to diligence confidential materials (subject to standard non-disclosure agreements) provided by the manager of the Private Vehicle about the Portfolio Company, for instance including company financials, management presentations, technology specifications, and other key internal portfolio company data. The Adviser also seeks documentation confirming the vehicle’s ownership of, or contractual right to acquire, those securities, which may include the purchase agreement for the underlying securities, the Portfolio Company’s consent to or confirmation of the transfer, an extract from the Portfolio Company’s capitalization table, evidence of book-entry or certificated ownership, review of share certificates from the Portfolio Companies typically through Carta or Shareworks, closing confirmations, or a certification from the Private Vehicle Manager. Where obtainable, the Adviser seeks confirmation directly from the Portfolio Company. The Adviser’s diligence of the Private Vehicle Manager includes its background and track record, its regulatory status, and the vehicle’s custody, audit and reporting arrangements, and the Adviser seeks to negotiate information rights in the subscription documents requiring the manager to report the vehicle’s holdings and any disposition of them.

Following investment, the Adviser monitors the Private Vehicle’s holdings through capital account statements, periodic reports, audited financial statements, tax reporting and confirmations from the Private Vehicle Manager, and reviews the Fund’s holdings periodically.

Interests in Private Vehicles are typically offered through private placements exempt from registration under the Securities Act of 1933 and are generally available only to accredited investors or qualified purchasers. The Fund may acquire its interests, including through negotiated subscriptions or secondary purchases, subject to the Private Vehicle’s governing documents.

Private Vehicles typically assess fees and expenses that may include, among others: (i) organizational and offering expenses; (ii) ongoing administrative, accounting, legal, and audit expenses; and (iii) management fees and, in some cases, performance-based compensation payable to the sponsor. Fee levels vary by transaction but can include management fees, which can be structured as annual fees generally in the 0-2% range, or one-time up-front fees generally in the 0-10% range. Private Vehicle managers sometimes receive carried interest generally between 0-20% based on realized returns. Fees and carried interest outside these ranges may apply.

These fees and expenses reduce the net returns available to Private Vehicle investors, including the Fund, and will be considered by the Adviser in evaluating the overall economics, valuation, and expected risk-adjusted return of the investment.

The Fund may use private secondary marketplaces as a means to acquire equity and equity-related interests in privately held companies that meet our investment criteria. In addition, the Fund may also purchase shares directly from stockholders, including current or former employees, of privately-held companies that meet our investment criteria. As certain companies grow and experience significant increased value while remaining private, employees and other stockholders may seek liquidity by selling shares directly to a third party or to a third party via a secondary marketplace. Sales of shares in private companies are typically restricted by contractual transfer restrictions and may be further restricted by provisions in company charter documents, investor rights of first refusal and co-sale and company employment and trading policies, which may impose strict limits on transfer. The Fund believes that the reputation of our investment professionals within the industry and established history of investing may afford us a favorable position when seeking approval for a purchase of shares subject to such limitations. There can be no assurance that any required consent, waiver, or approval will be obtained.

The Fund is under no obligation to invest through any particular structure and may invest directly, through one or more wholly owned subsidiaries, through vehicles formed, sponsored, or managed by the Adviser or its affiliates, through joint ventures or co-investment arrangements, through forward purchase agreements, convertible or other structured instruments, or through such other arrangements as the Adviser determines to be appropriate, in each case consistent with the Fund’s investment objective and policies and applicable law.

The Fund invests in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. There is no limit to the percentage of the Fund’s net assets that may be invested in illiquid securities.

The Fund may invest up to 20% of its net assets (plus the amount of any borrowings for investment purposes) in the equity or debt securities of companies that are not Innovation Companies. During temporary defensive periods, the Fund may deviate from its investment objective and policies. During such periods, the Fund may invest up to 100% of its net assets (plus the amount of any borrowings for investment purposes) in cash, cash equivalents (highly liquid investments with original maturities of three months or less), short-term investments and short-, intermediate-, or long-term U.S. Treasury Bonds. There can be no assurance that such strategies will be implemented timely (or at all) or, if implemented, will be successful.

The Fund may enter into reverse repurchase agreements, under which the Fund will effectively pledge its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund. The SEC finalized rules that will require certain transactions involving U.S. Treasuries, including reverse repurchase agreements, to be centrally cleared. Historically, such transactions have not been required to be cleared and voluntary clearing of such transactions has generally been limited. Although the impact of these rules on the Fund is difficult to predict, they may reduce the availability or increase the costs of such transactions, or otherwise make it more difficult for the Fund to execute certain investment strategies, and may adversely affect the Fund’s performance.

In the event that the Fund’s shares are listed on a securities exchange, the Fund will publish on its website its NAV per share within 60 days of the end of the month. Additionally, to the extent the Fund announces plans to list its shares of common stock on a national securities exchange, the Fund will provide updated information regarding its current portfolio, including information regarding the Fund’s underlying Portfolio Company holdings on an aggregate basis as a percentage of the Fund’s net assets and information regarding the number of shares and type of shares of each underlying Portfolio Company indirectly held by the Fund on an aggregate basis. Such information will be provided on a quarterly basis and will be available within 60 days of the end of each quarter on the Fund’s website at http://fundriseinnovationfund2.com.

Investment Process Overview

The Adviser has the authority to make all the decisions regarding the Fund’s investments consistent with the investment guidelines and borrowing policies approved by the investment committee established to review the Fund’s investments (the “Investment Committee”) and subject to the limitations in the LLC Agreement and the direction and oversight of the Investment Committee. The Investment Committee must approve all investments other than investments in the securities of technology and technology-related companies that adhere to the investment guidelines. With respect to investments in the securities of technology and technology-related companies, the Investment Committee has adopted investment guidelines that the Adviser must follow when acquiring such assets on the Fund’s behalf without the approval of the Investment Committee. The Investment Committee will formally review at a duly called meeting the Fund’s investment guidelines on an annual basis and the Fund’s investment portfolio on a quarterly basis or, in each case, more often as they deem appropriate. Changes to the Fund’s investment guidelines must be approved by the Investment Committee.

Derivatives

Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates and related indexes. Under normal circumstances, the Fund will be exposed to the effect of interest rate changes, price changes and currency fluctuations and may seek to limit these risks by following established risk management policies and procedures including the use of derivatives. To mitigate exposure to variability in interest rates, derivatives may be used primarily to fix the rate on debt based on floating-rate indices and manage the cost of borrowing obligations.

For purposes of the Fund’s 80% investment policy, the Fund may also invest in Treasury futures, Eurodollar futures, swaps (including total return swaps, equity swaps, credit default swaps and interest rate swaps), swaptions or similar instruments and combinations thereof. For purposes of the Fund’s 80% policy, the value of derivative instruments will be based on the instrument’s notional amount, consistent with Rule 35d-1(g). The Fund will engage in derivative transactions only to the extent such transactions are consistent with the requirements of the Code for qualification as a RIC for federal income tax purposes if and when the Fund qualifies to be taxed on this basis. See “U.S. Federal Income Tax Considerations.”

Additional Information Regarding Investment Strategies

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations made in concluding upon the recommendations and decisions of the Adviser and the Fund’s portfolio managers are subjective.

Exclusion of Adviser from Commodity Pool Operator Status

With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts. Because the Adviser and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this Prospectus.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s Shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s Shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund you should consider carefully the following risks of investing in the Fund. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

No Assurance of Future Exchange Listing

The Fund does not currently intend to list the Shares for trading on any securities exchange. Although the Adviser also serves as the investment adviser to VCX, an affiliated closed-end fund with substantially the same investment objective and strategy as the Fund, whose shares began trading on the New York Stock Exchange (“NYSE”) in 2026 following a period of operating as a non-listed tender offer fund, there can be no assurance that the Fund will ever list its Shares on a securities exchange or seek to do so. The decision whether to pursue a listing, and the timing and terms of any such listing, would be subject to the sole discretion of the Board and the Adviser, who may consider factors including market conditions, the size of the Fund, the composition of the Fund’s portfolio, regulatory requirements and the interests of the Fund and its Shareholders. VCX’s listing should not be viewed as an indication that the Fund will follow a similar path. The Fund may operate as a non-listed, closed-end fund for an indefinite period of time, and investors should make their investment decision on the assumption that the Shares will never be listed and that their sole source of liquidity will be through the Fund’s quarterly repurchase offers, which are themselves discretionary, limited in amount, and subject to the sole discretion of the Board. See “Non-Listed Closed-End Fund; Liquidity Risk.” In the event that the Fund does pursue a listing at some future date, there can be no assurance as to the terms on which such listing would occur, including the exchange ratio, NAV at the time of listing, or the trading price of the Shares following a listing. Shares of closed-end funds frequently trade at a discount to their net asset value, and the Fund’s Shares could trade at a discount to NAV following any listing. The Adviser and its affiliates have inherent conflicts of interest in determining whether and when to pursue a listing, including the impact a listing could have on the Management Fee payable to the Adviser, the liquidity and transferability of any Shares held by the Adviser or its affiliates, and the Adviser’s ability to manage the Fund’s portfolio and conduct repurchase offers. See “Conflicts of Interest.”

Listing May Result in a Lock-up

In the event that the Fund’s Shares are listed for trading on a securities exchange, the Board may, in its sole discretion, determine that a lock-up period applicable to some or all existing Shareholders is necessary or appropriate in connection with such listing. During any such lock-up period, Shareholders would be restricted from selling some or all of their Shares on the applicable exchange for a specified period of time following the listing, even though the Shares would otherwise be tradeable. The terms of any lock-up, including its duration and the extent to which it applies to different Shareholders, would be determined by the Board in its sole discretion and may differ materially from the lock-up adopted by VCX in connection with the listing of its shares on the New York Stock Exchange in 2026. The Fund’s Shareholders would not have the right to vote on or approve any lock-up imposed by the Board. Pursuant to the LLC Agreement, the Board is authorized to adopt a lock-up in connection with a listing without Shareholder approval. During any lock-up period, Shareholders would bear the risk that the trading price of the Shares could decline below the NAV at which they purchased their Shares, and Shareholders would be unable to sell their Shares to limit such losses. In addition, the Adviser and its affiliates may hold Shares in the Fund, and there can be no assurance that any lock-up would apply to the Adviser and its affiliates on the same terms as other Shareholders, which presents a potential conflict of interest.

The Fund May Be Merged, Reorganized or Consolidated, Including With an Affiliated Entity

The Board may, in its sole discretion, determine that it is in the best interests of the Fund to merge, reorganize, consolidate or otherwise combine the Fund’s assets with those of another entity, including VCX or another fund managed by the Adviser or its affiliates. Any such transaction could result in Shareholders receiving shares or interests in a different entity with a different fee structure, different liquidity terms, different investment limitations or different governance rights than those applicable to the Fund.

The LLC Agreement grants the Board broad authority over the Fund’s affairs, including the authority to merge or dissolve the Fund without Shareholder approval so long as shareholder approval is not otherwise required under applicable law, including the Investment Company Act of 1940 and Rule 17a-8 thereunder. The Board could determine to dissolve, merge or otherwise structure a combination with another entity, including an affiliated entity, in a manner that does not require Shareholder approval under the LLC Agreement. In such circumstances, Shareholders would have no ability to vote on or prevent the transaction, and would be bound by the Board’s determination.

The Adviser and its affiliates have inherent conflicts of interest with respect to any such transaction. The Adviser serves as the investment adviser to numerous affiliated funds, including VCX, and a combination of the Fund with an affiliated entity could benefit the Adviser or its affiliates in ways that do not correspond to the interests of the Fund’s Shareholders. In addition, the officers and directors of the Adviser who would evaluate and recommend any such transaction owe duties to both the Fund and the affiliated entity, and the terms of any such transaction would not be the product of arm’s-length negotiations. See “Conflicts of Interest.”

Risks of Investing in the Portfolio Companies

The Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and consequently the reduction or loss of the Fund’s investment. The Adviser expects that the Fund’s holdings of Portfolio Companies may require several years to appreciate, and the Adviser can offer no assurance that such appreciation will occur. Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns.

Because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses. Therefore, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial information, current performance metrics, operational details and other information regarding the Portfolio Companies in which the Fund invests. Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund. Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Portfolio Companies may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market circumstances, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Private Vehicle Risks

The Fund’s investments in Private Vehicles are subject to a number of risks, including the following:

Illiquidity and Transfer Restriction Risks. Private Vehicle interests are expected to be illiquid and subject to restricted marketability, and the realization of investments from them may take considerable time and/or be costly. In addition, the securities held or to be acquired by SPVs, CIVs and other Private Vehicles in which the Fund invests may be subject to transfer restrictions. There is no guarantee that any such restriction will be waived or that any required consent will be obtained. The time required to obtain an issuer’s consent to waive transfer restrictions is not within the Fund’s control or knowledge and will vary by issuer and transaction. Based on the experience of the Adviser and its affiliates, the Fund expects that such a consent, if obtained, would generally be obtained within 15 to 90 days. If a restriction is not waived, a Private Vehicle may be unable to acquire the securities, in which case the Fund may not obtain the exposure to the Portfolio Company that it sought when it subscribed for its interest, or may be unable to dispose of the securities, in which case the Fund’s realization of its indirect investment may be delayed or reduced.

Limited Operating History and Due Diligence Risks. Some of the Private Vehicles in which the Fund invests may have only limited operating histories. Although the Adviser seeks to receive detailed information from each Private Vehicle regarding its business strategy and any performance history, including audited financial statements, in most cases the Adviser will have little or no means of independently verifying this information. The Fund may in its sole discretion make the determination to invest without having access to the detailed information necessary for a full evaluation of the investment opportunity, including where the Fund believes that such level of due diligence is either not possible or not practicable given the circumstances of the proposed portfolio investment (such as where the window of opportunity is short and/or the demand by other investors is high). In such circumstances, there therefore may be a shorter due diligence process. In addition, the Adviser may rely upon independent consultants or advisers in connection with their evaluation of proposed investments and may consider the diligence of potential co-investors or strategic partners. There can be no assurance that these consultants, advisers, co-investors or strategic partners will accurately evaluate such investments, and such involvement of third-party consultants, advisers, co-investors or strategic partners may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. As a result of any or all of these circumstances, the due diligence investigation that the Fund carries out with respect to any such investment opportunity may not reveal or highlight all material risks associated with such investment opportunity, which may have otherwise been discovered with a more thorough process, especially when there is a compressed diligence timeframe and/or heightened competition for an investment, where there may be limited publicly available information with respect to a particular company or its executives, where because of the size or other aspects of an investment limited information is made available to the Adviser by the prospective portfolio company, or in circumstances where all or a portion of such due diligence is conducted remotely.

Cash Flow and Distribution Risks. Private Vehicles may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Private Vehicles and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Private Vehicles. Then, as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Private Vehicle’s investments are successful.

Valuation Risks. Private Vehicle interests are ordinarily valued based upon valuations provided by the Private Vehicle Manager, which may be received on a delayed basis. Certain securities in which the Private Vehicles invest may not have a readily ascertainable market price and are fair valued by the Private Vehicle Managers. A Private Vehicle Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Private Vehicle Manager’s compensation. The Adviser will review and perform due diligence on the valuation procedures used by each Private Vehicle Manager and monitor the returns provided by the Private Vehicles. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Vehicle Manager, the accuracy of the valuations provided by the Private Vehicle Managers, that the Private Vehicle Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Vehicle Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, a Private Vehicle Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. A Private Vehicle Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever. Inaccurate valuations provided by Private Vehicles could materially adversely affect the value of Shares.

Fees and Expenses Risks. The Fund will pay asset-based or commitment-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Private Vehicles. Such fees and performance-based compensation are in addition to the Fund’s own Management Fee. In addition, performance-based fees charged by Private Vehicle managers may create incentives for the Private Vehicle managers to make risky investments, and may be payable by the Fund to a Private Vehicle manager based on a Private Vehicle’s positive returns even if the Fund’s overall returns are negative. Fund shareholders will indirectly bear a proportionate share of the fees and expenses of the Private Vehicles, in addition to a proportionate share of the expenses of the Fund.

Regulatory Restriction Risks. The Fund may be precluded from acquiring an interest in certain Private Vehicles due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Private Vehicles. The Adviser also may refrain from including a Private Vehicle in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule 18f-4 under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Private Vehicle or as part of a direct investment. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Private Vehicles or direct investments than other clients of the Adviser.

Capital Call Risks. If the Fund fails to satisfy capital calls to a Private Vehicle in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Private Vehicle. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Private Vehicles or otherwise impair the value of the Fund’s investments.

Early Termination Risks. The governing documents of a Private Vehicle generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Private Vehicle prior to the end of its stated term. Early termination of a Private Vehicle in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.

Shareholder Rights and Protections Risks. Although the Fund will be an investor in a Private Vehicle, Shareholders will not themselves be equity holders of that Private Vehicle and will not be entitled to enforce any rights directly against the Private Vehicle or the Private Vehicle Manager or assert claims directly against any Private Vehicles, the Private Vehicle Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Private Vehicles that may be available to the Fund as an investor in the Private Vehicles. In addition, Private Vehicles generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Private Vehicles, will not have the benefit of the protections afforded by the 1940 Act. Private Vehicle Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Private Vehicles managed by such Private Vehicle Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

Over-Commitment. Commitments to Private Vehicles generally are not immediately invested. Instead, committed amounts are drawn down by Private Vehicles and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Private Vehicle’s drawdowns. During this period, investments made early in a Private Vehicle’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Private Vehicles do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Private Vehicle. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Private Vehicles. This may result in the Fund making commitments to Private Vehicles in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Private Vehicle will increase. The Fund maintains cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Private Vehicles.

Underlying Investment Risks. The Fund is subject to the risks associated with its Private Vehicles’ underlying investments. The investments made by Private Vehicles will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Private Vehicle invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.

In connection with making an investment in a Private Vehicle, the Fund may decide to pledge some or all voting rights in a Private Vehicle to management or another third-party investor. The Adviser may determine in its sole discretion that a pledge of such voting rights for a specific investment opportunity is in the best interests of the Fund, and if the Adviser determines that the Fund should not agree to pledge such voting rights, it may result in the Fund being excluded from the investment opportunity.

Concentration Risks. A Private Vehicle Manager may focus on a particular industry or sector, which may subject the Private Vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Private Vehicle Manager may focus on a particular country or geographic region, which may subject the Private Vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Private Vehicles may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.

Portfolio Company Management Risks. The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Private Vehicle may invest. The success of each investment made by a Private Vehicle will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.

Secondary Investment Risks. The Fund may make secondary investments in Private Vehicles by acquiring the interests in the Private Vehicles from existing investors in such Private Vehicles (and not from the issuers of such investments). In such instances, as the Fund will not be acquiring such interests directly from the Private Vehicle, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. There can be no assurance as to the number of secondary investment opportunities that will be presented to the Fund.

In addition, valuation of secondary investments in Private Vehicles may be difficult, as there generally will be no established market for such investments or for the privately-held portfolio companies in which such Private Vehicles may own securities. Moreover, the purchase price of secondary investments in such Private Vehicles generally will be subject to negotiation with the sellers of the interests and there is no assurance that the Fund will be able to purchase secondary investments in Private Vehicles at attractive discounts to their respective net asset value, or at all. The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its secondary investments, the structure of such acquisitions and the overall success of the Private Vehicle.

Secondary investments in a Private Vehicle may be acquired at a discount to that Private Vehicle’s NAV. Secondary investments purchased at a discount will be marked up to the most recent NAV reported by the applicable third-party fund manager when the Fund next determines its NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the third-party fund manager and the negotiated purchase price. To the extent any gains on the secondary investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to stockholders is disclosed in “U.S. Federal Income Tax Considerations.”

Conversely, a secondary investment in a Private Vehicle sold by the Fund at a discount will result in a realized loss, and a corresponding decrease in the Fund’s NAV and performance equal to the difference between the value of the secondary investment as reflected in the books and records of the Fund and the negotiated sale price.

The valuation of the Fund’s secondary investments in Private Vehicles is ordinarily determined based upon valuations provided by the Private Vehicle Managers, when available, and is subject to the same risks associated with the reliance on valuations provided by the Private Vehicle Managers as the primary investments in Private Vehicles.

There is significant competition for secondary investments. Many institutional investors, including fund-of- funds entities, as well as existing investors of Private Vehicles may seek to purchase secondary investments of the same Private Vehicle which the Fund may also seek to purchase. In addition, some Private Vehicle Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds. These Private Vehicle Managers also may be partial to secondary investments being purchased by existing investors of their Private Vehicles. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called “Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Fund. Rights of first refusal are a common feature of the governing documents of private vehicles and of the organizational and shareholder agreements of privately held companies. A right of first refusal typically provides that, before an existing investor may transfer its interest in a private vehicle (or a stockholder may transfer its shares in a portfolio company) to a proposed purchaser such as the Fund, the interest must first be offered, on the same terms (including price) negotiated with the proposed purchaser, to the holder of the right (often the private vehicle’s manager or general partner, one or more of the other existing investors, or the underlying company or its other equityholders), which then has a specified period (e.g., 15 to 90 days) within which to elect to acquire the interest on those terms. If the holder exercises its right, the seller must sell the interest to that holder rather than to the Fund, and the Fund will not acquire the interest, even if the Fund identified and negotiated the opportunity and incurred due diligence and other costs in pursuing it.

The existence of rights of first refusal may reduce the number of secondary investment opportunities available to the Fund and may prevent the Fund from completing a secondary investment it has sourced and negotiated. Because the holders of such rights often have greater or more current information about the private vehicle or the underlying company than the Fund, they may exercise their rights selectively with respect to the most attractive interests, with the result that the interests that remain available to the Fund may be comparatively less attractive and the Fund’s offer may in effect serve only to establish the price at which such a holder acquires the interest. The exercise, or potential exercise, of a right of first refusal may also delay the completion of a transaction and may otherwise affect the price, terms and availability of secondary investments. There can be no assurance that the Fund will be able to complete any particular secondary investment that is subject to a right of first refusal. No assurance can be given that the Fund will be able to identify secondary investments that satisfy the Fund’s investment objective or, if the Fund is successful in identifying such secondary investments, that the Fund will be permitted to invest, or invest in the amounts desired, in such secondary investments.

At times, the Fund may have the opportunity to acquire a portfolio of Private Vehicle interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Private Vehicle interests may be less attractive than others, and certain of the Private Vehicle Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those secondary investments which the Adviser considers (for commercial, tax, legal or other reasons) less attractive.

Rights of First Refusal and Similar Rights May Prevent the Fund from Acquiring Investments It Has Sourced and May Delay or Reduce the Proceeds of Its Dispositions

Securities of privately held companies, and interests in privately offered vehicles holding such securities, are commonly subject to rights of first refusal and similar rights, including rights of first offer, co-sale and tag-along rights, preemptive and pro rata participation rights, and issuer or investor consent requirements. Such a right generally requires a proposed transfer to be offered first to the holder of the right, on the same terms negotiated with the proposed transferee. If the holder exercises the right, the seller must sell to that holder instead.

These rights may delay a transaction, prevent it altogether, or reduce the size of the position the Fund acquires or sells. The Fund will generally not be a party to the agreements creating these rights and cannot waive, contest or enforce them. Where the Fund invests through a Private Vehicle, those determinations rest with the Private Vehicle Manager, whose interests may differ from the Fund’s. These rights may affect the Fund in each of the following circumstances:

Acquisition of securities of a Portfolio Company from an existing holder. Securities must first be offered to the holder of the right. Co-sale rights may also reduce the number of securities available to the Fund.

Participation in a primary financing round. Preemptive or pro rata rights may reduce or eliminate the Fund’s allocation and dilute its position in later rounds.

Disposition of securities held directly by the Fund. These rights also operate against the Fund as seller, delaying or preventing a sale or reducing its proceeds. Because a holder will exercise only at a favorable price, the Fund’s best opportunities to sell are the likeliest to be taken. Any resulting delay may impair the Fund’s liquidity, including its ability to fund repurchase offers.

Acquisition of an interest in a Private Vehicle from an existing investor. The manager or other investors typically hold a right of first refusal and a consent right over transfers, and may prefer that existing investors acquire the interest.

Acquisition and disposition of underlying securities by a Private Vehicle. The Private Vehicle may acquire fewer securities than anticipated, or none, and the Fund may not obtain the exposure it sought. On the sell side, disposition may be delayed or prevented, which delays or reduces the Fund’s realization because the Fund realizes value only when the Private Vehicle distributes proceeds or securities.

Disposition by the Fund of its interest in a Private Vehicle. The Fund may be unable to sell its interest when it wishes, may sell only after a delay or below carrying value, or may be required to sell to a purchaser it did not select.

Investments providing for future delivery of securities. A counterparty’s ability to deliver at settlement may depend on rights applicable to the securities at that time, and the Fund may receive nothing or less than expected.

Conversion of convertible instruments. Securities received on conversion of a SAFE or convertible note become subject to the restrictions applicable to the Portfolio Company’s other securities of that class, even though none applied to the instrument itself.

General SPV Risks

Our investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because SPVs are organized by managers unaffiliated with us and we will typically be one of many investors in the SPV, in purchasing an SPV interest, we entrust all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies.

Some SPVs in which we invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from the value of the underlying securities were we to hold such securities directly. Finally, as investors in an SPV, we own interests in the SPV and have no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual SPVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.

General Co-Investment Vehicle Risks

In addition to SPVs, the Fund may invest in Co-Investment Vehicles (“CIVs”), which are investments in a primary round of an issuer. A primary financing round is the first time a private company raises capital from outside investors. CIVs are typically organized by a lead investor, such as a venture capital fund or institutional investor, that negotiates the terms of the investment with the issuer. Because the Fund will generally participate as a co-investor rather than as the lead investor, the Fund will have limited or no ability to negotiate the economic or governance terms of the investment, including valuation, liquidation preferences, anti-dilution protections, board representation and information rights.

As with our investments in SPVs, CIV investments will typically require us to bear a pro rata share of the CIV’s expenses, including operating and offering related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because CIVs are organized by managers unaffiliated with us and we will typically be one of many investors in the CIV, in purchasing a CIV interest, we entrust all aspects of the management of the CIV to its manager. CIVs are generally organized as limited liability companies. Some CIVs in which we invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, CIVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in CIVs may differ from the value of the underlying securities were we to hold such securities directly. Finally, as investors in a CIV, we own interests in the CIV and have no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual CIVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.

Investment Focus Risk

The Fund may focus its investments in a limited number of issuers. Focusing the Fund’s portfolio in this manner could subject the Fund to a greater degree of risk with respect to the failure of one or a few investments and the Fund’s portfolio will be more susceptible to fluctuations in value resulting from poor performance of a limited number of its investments. As a result, the Fund’s aggregate return may be volatile and may be affected substantially by the performance of only one or a few holdings.

Risk of Lack of Diversification Across Industry Sectors

The Fund’s portfolio will be focused on securities issued by Innovation Companies and other investments with economic characteristics similar to investments in Innovation Companies and as such, it may be subject to more risks than if it were broadly diversified across additional sectors and industries of the economy. General changes in market sentiment towards Innovation Companies may adversely affect the Fund, and the performance of Innovation Companies may lag behind the broader market as a whole. Risks associated with Innovation Companies include, but are not limited to, the following:

Innovation Companies Risk. The Innovation Companies in which the Fund invests are subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences and periodic downturns. The market prices of technology stocks historically have exhibited a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services. Certain Innovation Companies may face special risks that their products or services may not prove to be commercially successful. Innovation Companies are also strongly affected by worldwide scientific or technological developments, and as a result, their products may rapidly become obsolete. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results. Innovation Companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect Innovation Companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, Innovation Companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. Innovation Companies are often smaller companies with less experienced management teams and they may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources.

These risks may be heightened for Innovation Companies in foreign markets. The foregoing factors may negatively impact the value of any equity securities that the Fund may hold, which could in turn materially adversely affect the Fund’s business, financial condition and results of operations.

Telecommunications Companies Risk. Companies that distribute telephone services and provide access to the telephone networks still comprise the greatest portion of this segment, but non-regulated activities such as wireless telephone services, data transmission and processing, equipment retailing, computer software and hardware and internet services are becoming increasingly significant components as well. In particular, wireless and internet telephone services continue to gain market share at the expense of traditional telephone companies. Increasing competition, technological innovations and other structural changes could adversely affect the profitability of such companies and the growth rate of their dividends. Telecommunications companies can be adversely affected by, among other things, changes in government regulation, intense competition, dependency on patent protection, significant capital expenditures, heavy debt burdens and rapid obsolescence of products and services due to product compatibility or changing consumer preferences, among other things.

Internet Industry Risk. Investing a substantial portion of the Fund’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

Consumer Discretionary Companies Risk. Consumer discretionary companies deliver non-essential products and services whose demand tends to increase as consumers’ disposable income increases. These companies may include, for example, internet and catalog retailers; specialty retailers of electronics; manufacturers of consumer electronic products; and TV and cable companies. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success can depend heavily on disposable household income, consumer spending, and changes in demographics and consumer tastes.

Health Care Companies Risk. The Fund’s investments in health care companies are subject to a number of risks that may adversely affect their value, including the adverse impact of government regulations and legislative actions. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Obtaining government approvals may be a lengthy, expensive process with an uncertain outcome. In addition, health care companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense competitive pressures. The success of biotechnology and pharmaceutical companies is highly dependent on the development, procurement or marketing of drugs. The values of such companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information.

Biotech Industry Risk. The Fund expects to invest in the Biotechnology Industry. The Fund is therefore subject to the risks associated with that Industry. The Biotechnology Industry includes companies primarily engaged in the research, development, manufacturing and/or marketing of products based on genetic analysis and genetic engineering. The prices of the securities of companies in the Biotechnology Industry may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. Legislative or regulatory changes and increased government supervision also may affect companies in the Biotechnology Industry. The Biotechnology Industry is a separate industry within the Health Care Sector.

Industrial Products, Services and Equipment Companies Risk. Industrial products, services and equipment companies may include manufacturers of aerospace and defense equipment, home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial products, providers of commercial printing services, and transportation companies. Industrial products, services and equipment companies can be significantly affected by general economic trends, changes in consumer sentiment, commodity prices, technological obsolescence, labor relations, legislation, government regulations and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Semiconductors & Semiconductor Equipment Industry Risk. As a result of the Fund’s investments in the Semiconductors & Semiconductor Equipment Industry, the Fund is subject to the risks associated with that Industry. The Semiconductors & Semiconductor Equipment Industry includes manufacturers of semiconductor equipment, semiconductors and related products, including equipment used in the solar power industry and manufacturers of solar modules and cells. Companies in the Semiconductors & Semiconductor Equipment Industry rely heavily on technology. The prices of the securities of companies in the Semiconductors & Semiconductor Equipment Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may negatively impact the industry.

Software Services Industry Risk. Companies that develop and implement software used in advertising and marketing can face risks associated with low barriers to entry, competition, especially in software development, deployment and delivery, and also due to product obsolescence or saturation, changes in regulation especially with respect to consumer or customer data, and technology risk.

PropTech Company Risk. Investing in PropTech means investing in companies that are focused on optimizing the way people research, rent, buy, sell and manage real estate properties through technological innovations. PropTech companies typically use automation, artificial intelligence, or other forms of technology developed for the property industry. These companies may be adversely impacted by government regulations, economic conditions and deterioration in real estate markets generally. Real estate is highly illiquid and substantial in terms of capital required to develop, operate or buy. Real estate-related transactions are expensive, and there can be a vast bid-offer spread (gap between what buyers will offer and sellers will accept) associated with purchases and sales of real estate. Research and due diligence costs are significant. Additionally, the products or solutions offered by PropTech companies may face technical limitations related to connectivity, compatibility, and longevity, with many different technologies competing to become the standard. As a result, PropTech companies typically face intense competition and potentially rapid product obsolescence. Furthermore, the customers and/or suppliers of PropTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on PropTech companies. PropTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. PropTech companies often struggle to gain market share to a degree that enables them to be sustainable.

FinTech Company Risk. Investing in FinTech means investing in companies that research, develop, produce and distribute technologies that are used for advancing the Finance sector. FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. FinTech companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech companies, especially smaller and/or newer companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech companies.

Artificial Intelligence Company Risk. Investing in artificial intelligence (“AI”) companies means investing in companies involved in, or exposed to, AI-related businesses. There is a risk that these companies may have limited product lines, markets, financial resources and/or personnel. These companies typically face intense competition and potentially rapid product obsolescence and depend significantly on consumer preference and demand. These companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss or impairment of such rights. There can be no assurance that these companies will be able to successfully protect their intellectual property rights to prevent the misappropriation of their technology or that competitors will not develop technology that is substantially similar or superior to their technology. Legal and regulatory changes, particularly those related to information privacy and data protection, may have a negative impact on an AI company’s products or services. AI companies often spend significant amounts of resources on research and development, and there is no guarantee that the products or services they produce will be successful. AI-related companies may also face cyberattacks and increasing regulatory scrutiny. The customers and/or suppliers of AI-related companies may be concentrated in a particular country, region or industry, and any adverse event affecting one of these countries, regions or industries could have a negative impact on performance.

AI is an emerging technology and, as a result, is subject to a higher level of risk and uncertainty than more established industries/sectors. The AI companies in which the Fund invests could be adversely affected if AI adoption is slower, more limited or less successful than anticipated. Even if AI is widely adopted in a relatively short period of time, particular AI companies will still face significant risks. Among other risks, AI companies may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress and increased government scrutiny and regulation, and these factors may lead to rapid and unexpected declines in the value of AI companies. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Additionally, given that many AI technologies are innovative and have limited track records, it may be more difficult for the Adviser to select investments that meet the objective of the Fund. Risks to the extent, pace and success of AI adoption include, but are not limited to the following:

●	The legal and regulatory landscape surrounding AI technologies is rapidly evolving and uncertain, including in the areas of intellectual property, cybersecurity, privacy and data protection. For example, there is uncertainty around the validity and enforceability of intellectual property rights related to the use, development, and deployment of AI. Compliance with new or changing laws, regulations or industry standards relating to AI may impose significant operational costs on AI companies and may limit the extent, pace and success of AI adoption more generally. Failure to appropriately respond to this evolving landscape also may result in legal liability, regulatory action, or brand and reputational harm and have a material adverse effect on particular AI companies in which the Fund may invest.
●	AI is typically resource-intensive, and significant investments are generally required to build, train, incorporate, run, utilize and enhance AI models and other AI technologies. The pace, extent and success of AI adoption will depend in part on the availability and cost of the resources necessary to build, train, incorporate, run, utilize and enhance AI models and other AI technologies, including, without limitation, semiconductors and other server components, data center capacity and other data center related resources, including power and cooling. The pace, extent and success of AI adoption, as well as the performance of particular AI companies in which the Fund may invest, may be adversely affected if there are supply shortages, supply chain delays or other supply chain disruptions related to such resources. Conversely, certain AI companies have in the past benefited, and may in the future benefit, from the limited supply of certain AI-related resources, including, without limitation, semiconductors and other server components, data center capacity and other data center related resources, including power and cooling. To the extent that the supply of such resources increases in the future, such supply increases could adversely affect such AI companies, including by reducing pricing power and increasing potential competition.
●	The pace, extent and success of AI adoption is also reliant on the end-user demand of products and services in various industries that may in part utilize AI. The development, adoption, and use of AI technologies are still in their early stages and ineffective or inadequate AI development or deployment practices could reduce demand for AI technologies. For example, demand for AI technologies (as well as demand for the products and services offered by particular AI companies) could be adversely affected if AI companies are perceived to engage in practices or offer products that are controversial because of their purported or real impact on human, intellectual property, privacy, employment or other rights; because they cause other types of social or economic harm; or because they have higher than expected error, failure or hallucination rates. Demand for AI technologies will also depend on a number of other factors including, without limitation, the ability of AI companies to produce AI-related products and services that create demonstrable efficiencies and cost-savings for their end-users; and the ability of end-users to make substantial investments in AI technologies.

Data Infrastructure Investment Risk. Investing in data infrastructure means investing in companies that provide the infrastructure needed to process, store, transport, and distribute data that are essential to the delivery of critical services and required for the functioning of many sectors of the economy including financial systems, public utilities, industrial supply chains, media channels, and telecommunications. The Fund’s investments will be subject to the risks incidental to the ownership and operation of data infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, climatic risks, government regulations, national and international political circumstances and fluctuations in interest rates, rates of inflation or commodities’ prices such as oil and other natural resources essential to the production of data infrastructure assets. Data infrastructure assets may be subject to numerous statutes, rules and regulations relating to environmental protection, health and safety, and social and governance matters. Since investments in data infrastructure and similar assets, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in temporary or permanent reductions in the value of an investment.

Portfolio companies in which the Fund invests may also be subject to additional data infrastructure sector risks related to the operation and maintenance of data infrastructure assets, the ability to dispose of large and costly assets, and a rapidly-evolving technology sector in which new technology may become obsolete over short periods of time. In addition, general economic conditions in relevant jurisdictions, as well as conditions of domestic and international financial markets, may adversely affect operations of data infrastructure companies. In particular, because of the long time-lag between the approval of a project and its actual funding, a well-conceived project reliant on data infrastructure may, as a result of changes in investor sentiment, the financial markets, economic, or other conditions prior to its completion, become an economically unattractive investment.

Cybersecurity Risks of Innovation Companies Risk. Many Innovation Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. The use of AI and machine learning by such companies could exacerbate these risks or result in cybersecurity incidents that implicate personal data.

Aerospace and Defense Companies Risk

Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

Energy Sector Risk

The Fund’s investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration & production, refining & marketing, and storage & transportation of oil & gas and coal & consumable fuels. It also includes companies that offer oil & gas equipment and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Pharmaceutical Sector Risk

The success of companies in the pharmaceutical sector is highly dependent on the development, procurement and marketing of drugs. The values of pharmaceutical companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of pharmaceutical companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the pharmaceutical sector. In addition, pharmaceutical companies may be susceptible to product obsolescence. Many pharmaceutical companies face intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration (“FDA”) or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. Companies in the pharmaceutical sector may also be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. Companies in the pharmaceutical sector may be adversely affected by government regulation and changes in reimbursement rates. The ability of many pharmaceutical companies to commercialize current and any future products depends in part on the extent to which reimbursement for the cost of such products and related treatments are available from third party payors, such as Medicare, Medicaid and other government sponsored programs, private health insurance plans and health maintenance organizations. The international operations of many pharmaceutical companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Such companies also may be characterized by thin capitalization and limited markets, financial resources or personnel, as well as dependence on wholesale distributors. A pharmaceutical company’s valuation can be adversely affected if one of its products proves unsafe, ineffective or unprofitable. The stock prices of companies in the pharmaceutical sector have been and will likely continue to be extremely volatile, in part due to the prevalence of merger and acquisition activity in the pharmaceutical sector. Some of the companies in the Pharmaceutical Index are engaged in other lines of business unrelated to pharmaceuticals, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional pharmaceutical activities, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Chemicals Industry Risk

As a result of the Fund’s expected investment in the Chemicals Industry, the Fund is subject to the risks associated with that Industry. The Chemicals Industry includes companies that manufacture and produce industrial and basic chemicals (e.g., plastics, synthetic fibers and films), fertilizers, pesticides and other agricultural chemicals, industrial gases, specialty chemicals (e.g., advanced polymers and adhesives) and other diversified chemicals. The prices of securities of companies in the Chemicals Industry may fluctuate widely due to intense competition, product obsolescence, and raw materials prices. In addition, companies in the Chemicals Industry may be subject to risks associated with the production, handling, and disposal of hazardous chemicals. Legislative or regulatory changes and increased government supervision also may affect companies in the Chemicals Industry. The Chemicals Industry is a separate industry within the Materials Sector.

Illiquid Investment Risk

Many of the Fund’s investments will be illiquid. The Fund’s investments are generally in non-publicly traded securities (unless one of the Fund’s Portfolio Companies goes public and then only to the extent the Fund has not yet liquidated its securities holdings therein). Although the Fund expects that most of its equity investments will trade on private secondary marketplaces, certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some Portfolio Companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any Portfolio Company at the time it desires to do so and at the price the Adviser anticipates. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. The illiquidity of the Fund’s investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises (e.g., to fund repurchases of Shares). Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, it may realize significantly less than the carrying value of its investments. The Fund has no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of the Fund’s portfolio may be invested in such illiquid securities from time to time.

In addition, because the Fund deploys its capital to invest primarily in equity securities of private companies, it expects that its holdings of securities may require several years to appreciate in value, and the Fund can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that purchasers of Shares could wait for an extended period of time before any appreciation or sale of the Fund’s investments, and any attendant distributions of gains, may be realized.

There is no regular market for interests in many pooled investment vehicles, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable pooled investment vehicle and could occur at a discount to the stated net asset value. If the Adviser determines to cause the Fund to sell its interest in a pooled investment vehicle, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time or forced to sell such interest at an unfavorable time and/or under unfavorable conditions, and such sale would adversely affect the Fund’s NAV.

Private Markets Trading Risks

The Fund intends to utilize private markets to acquire interests in Portfolio Companies. The Fund may invest in Portfolio Companies by purchasing securities directly from such Portfolio Companies, including through simple agreements for future equity (“SAFEs”). SAFEs represent a contractual right to future equity of a company, in exchange for which the holder of the SAFE contributes capital to the company. SAFEs enable investors to convert their investment to equity upon the occurrence of triggering events set forth in the applicable SAFE. The Fund may also invest in Portfolio Companies through transactions with existing shareholders of the Portfolio Companies, either by purchasing equity interests held by such shareholders or through the use of forward contracts. The Fund will generally have little or no direct access to financial or other information from the Portfolio Companies in which it invests through such private markets. As a result, the Fund is dependent upon the relationships and contacts of the Adviser’s senior investment professionals to obtain the information for the Adviser to perform research and due diligence, and to monitor the Fund’s investments after they are made, under the oversight of the Board of Directors. The Fund makes investments in the securities of Portfolio Companies the Adviser reasonably believes can be fair valued in accordance with the Fund’s valuation procedures. However, there can be no assurance that the Adviser will be able to acquire adequate information on which to make its investment decision with respect to any private market purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the Portfolio Companies in which the Fund invests could cause it to lose part or all of its investment in such companies, which would have a material and adverse effect on the Fund’s NAV and results of operations.

Simple agreements for future equity. A SAFE is a privately negotiated contract entered into directly with a Portfolio Company, rather than with an existing holder of its securities. The Fund pays the full purchase amount at execution and has no further payment obligation of any kind. In exchange, the SAFE grants the Fund a contractual right to receive equity securities of the Portfolio Company upon specified triggering events. A SAFE has no stated maturity date, bears no interest and creates no obligation to repay the purchase amount. Terms are negotiated at the time of investment and vary.

Prior to conversion, the Fund holds only a contractual right against the Portfolio Company and is not a stockholder. It has no voting rights, no right to dividends or other distributions, and no rights in any specific securities. Information rights, pro rata participation rights and “most favored nation” rights, where obtained, arise under the SAFE or a side letter rather than from ownership of any underlying securities.

A SAFE generally settles by conversion into, or payment in respect of, equity securities of the Portfolio Company upon a triggering event, and terminates upon that settlement. The triggering events are typically (i) the Portfolio Company’s next priced equity financing, in which the SAFE converts into the class of preferred stock issued in that financing, or a series having substantially the same rights, at a conversion price determined by reference to a negotiated valuation cap, a discount to the price paid by other investors, or both; (ii) a liquidity event such as a change of control, initial public offering or direct listing, in which the Fund is generally entitled to the greater of the purchase amount or the amount payable on the shares into which the SAFE would then convert; and (iii) a dissolution event, in which the Fund is entitled to payment of the purchase amount out of available assets, junior to indebtedness, pari passu with preferred stock and senior to common stock. Conversion is effected by the Portfolio Company’s issuance of shares; no payment by the Fund is required at settlement. Because a SAFE has no maturity date, if no triggering event occurs it may remain outstanding indefinitely, and the Fund may never receive equity securities or any return of the purchase amount.

Forward contracts. The Fund uses forward contracts to obtain exposure to securities of a Portfolio Company held by an existing holder that cannot presently be transferred to the Fund because of applicable transfer restrictions. The contract is privately negotiated with that holder, which is the Fund’s counterparty; the Portfolio Company is not a party to it. The Fund expects that any such contracts will be prepaid forwards, under which the Fund pays the full purchase price at execution and has no further payment obligation.

Prior to settlement, the Fund does not own the underlying securities and holds only an unsecured contractual claim against the counterparty, which remains the record holder and retains voting and other rights. The Fund has no direct claim against the Portfolio Company, and any obligation of the counterparty to pass through dividends or other distributions exists only to the extent negotiated. The Fund is exposed to the counterparty’s credit and may lose its entire purchase price in the event of the counterparty’s default or insolvency. Counterparties to a prepaid forward contract may be shareholders of a potential portfolio company whereby such shareholders promise future delivery of the portfolio company’s securities upon transferability or other removal of restrictions. Such shareholders may be current or former employees of the portfolio company or direct investors in such portfolio company.

Settlement occurs bilaterally between the Fund and the counterparty, and the contracts are not exchange-traded or centrally cleared. When the applicable transfer restrictions are waived, expire or otherwise terminate, the contract settles either by delivery of the underlying securities to the Fund or, where the counterparty sells them, by payment of the net proceeds. If the restrictions are never waived and do not expire or terminate, settlement may be delayed indefinitely or may not occur, and the Fund may not receive the underlying securities or any return of its purchase price. Pending settlement, the Fund carries the contract at fair value in accordance with its valuation policies and procedures.

In addition, there can be no assurance that Portfolio Companies in which the Fund invests through private markets will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of the Fund’s portfolio investments. Further, prices on private markets, where limited information is available, may not accurately reflect the true value of a Portfolio Company, and may in certain cases overstate a Portfolio Company’s actual value, which may cause the Fund to realize future capital losses on its investment in that Portfolio Company. If any of the foregoing were to occur, it would likely have a material and adverse effect on the Fund’s NAV and results of operations.

Investments in private companies, including through private markets, also entail additional legal and regulatory risks which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions. Failure to comply with such requirements could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private markets and related market practices are still evolving, and, despite the Fund’s efforts to comply with applicable laws, it could be exposed to liability. The regulation of private markets is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Fund as an access vehicle for investment in private shares. Private companies may also increasingly seek to limit trading in their stock, through such methods as contractual transfer restrictions and employment policies. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, the Fund’s ability to find investment opportunities and to liquidate its investments could be adversely affected.

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Directors and in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). See “Determination of Net Asset Value” below. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. This risk is particularly exaggerated for mid-stage growth Portfolio Companies, given their limited history and significant change in cash flow generation over time.

The Fund’s portfolio investments are generally privately traded securities. The Fund’s investment in the privately offered securities of Portfolio Companies are fair valued by the Adviser in accordance with the procedures described under “Determination of Net Asset Value” below. Within the parameters of the Fund’s valuation procedures, the valuation methodologies used to value such investments will involve subjective judgments and projections and may not be accurate. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not turn out to be correct. Valuations and appraisals of the Portfolio Companies will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Adviser and the Fund’s independent third party valuation agents or pricing services. Independent third party valuations and appraisals of the Portfolio Companies may only be conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for the Adviser to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Adviser to make an assessment of fair value with incomplete information. A material change in an investment in privately offered securities or a new appraisal of such an investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per Share.

Although the Fund uses good faith efforts to determine the fair value of Portfolio Companies, the fair value will be dependent on information provided by its service providers including the Adviser and any independent third-party valuation agent. The Fund will also rely to some extent on information provided by the Portfolio Companies, which may not be timely or comprehensive. In addition, such information may not be available because it is difficult to obtain financial and other information with respect to private companies, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would be assessed if a readily available market for these securities existed. Due to this uncertainty, the Fund’s fair value determinations for Portfolio Companies may cause its NAV on a given date to materially understate or overstate the value that the Fund may ultimately realize on one or more of its investments. As a result, investors purchasing Shares based on an overstated NAV would pay a higher price than the value of the Fund’s investments might warrant. Conversely, investors redeeming Shares during a period in which the NAV understates the value of the Fund’s investments will receive a lower price for their Shares than the value of the Fund’s investments might warrant.

Additionally, the valuation of the Fund’s investments in pooled investment vehicles is ordinarily determined based upon valuations provided by the managers of the pooled investment vehicle, which may not be audited. A majority of the securities in which the pooled investment vehicles invest will not have a readily ascertainable market price and will be valued by the managers of the pooled investment vehicles (a “Portfolio Fund Manager”). In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any pooled investment vehicle, the accuracy of the valuations provided by the pooled investment vehicle, that the pooled investment vehicle will comply with its own internal policies or procedures for keeping records or making valuations, or that a pooled investment vehicle’s policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a pooled investment vehicle, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error and the Board of Directors and/or its Valuation Designee (defined below) may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Adviser’s, or the Fund’s judgments regarding valuations (as applicable) should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s investments between valuations, or to obtain complete information regarding any such events in a timely manner. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Shares, the price the Fund paid to repurchase Shares or NAV-based fees the Fund paid to the Adviser to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Shares in this offering, and the price at which your Shares may be repurchased in a repurchase offer by the Fund, are based on NAV per Share, you may pay more than realizable value or receive less than realizable value for your investment if assets are mispriced. In addition, the participation of the Adviser’s personnel in the Fund’s valuation process could result in a conflict of interest, as the management fee paid to the Adviser is based on the value of the Fund’s assets.

Risks of Complex Capital Structures

A primary feature of the Fund’s investment objective is to invest in private, operating, late-stage, growth companies, either through private secondary transactions or direct investments in such companies, and to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering or a merger or acquisition transaction. Such private companies frequently have much more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where the Adviser is able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the Adviser has limited information with respect to such capital structures. There can be no assurance that the Fund will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a Portfolio Company’s equity securities. Any failure on the Adviser’s part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause it to lose part or all of its investment, which in turn could have a material and adverse effect on NAV and results of operations.

Risks of Venture-Backed Companies

The venture-backed companies in which the Fund invests may involve a high degree of business and financial risk because many have short operating histories and involve novel technology, products, or services. These companies, in some cases, may have significant variations in operating results, may be engaged in a rapidly changing business environment with products subject to a substantial risk of obsolescence, may require significant additional capital to support their operations, or may otherwise have a weak financial condition. Many venture-backed companies fail to become profitable and the capital invested in them, including the Fund’s investments, is often unsecured. Therefore, if a company fails to become profitable the Fund’s entire investment may be lost. Additionally, a venture-backed company’s success is often dependent on its management team, which may not have prior experience running a high-growth company or may suffer from turnover of key personnel. Venture-backed companies often rely on market trends, which may not be sustainable, or on a competitive advantage that may be lost as competitors move into the marketplace. Further, venture-backed firms may be subject to high barriers of success that are dependent on large amounts of future capital investments, government approval of products or services, protecting intellectual property, and economic conditions. An issue with any of these barriers could cause the company to fold. Finally, the return on investment in venture-backed companies depends on the company’s ability to have a timely exit event, such as an IPO or merger or sale. A failure to obtain such an exit could result in substantial losses to the company’s equity holders, including the Fund. Thus, the Fund is subject to the risk of loss of all or substantially all its investments.

Risk of Drag-Along Rights

The private company securities the Fund acquires (or into which they are convertible) may be subject to drag-along rights, a standard term in a stock purchase agreement that permits a majority stockholder in the company to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a Portfolio Company at a specified price, which could be, in the Adviser’s opinion, inadequate or undesirable or even below the appropriate cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Adviser deems appropriate on the investment. Accordingly, the Fund may not be able to realize gains from its investments, and any gains that the Fund does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. If the investment strategies do not perform as expected, if opportunities to implement those strategies do not arise, or if the team does not implement its investment strategies successfully, an investment portfolio may underperform or suffer significant losses. Prior to the launch of VCX, the Adviser’s primary experience was in managing real estate investments. The Adviser’s limited experience in managing the Fund’s investment strategy may hinder the Fund’s ability to secure attractive investment opportunities and, as a result, may limit the profitability of the Fund and detract from the Fund’s ability to achieve its investment objective. There is no assurance that a manager’s investment strategies will be successful, or that previously successful strategies will continue to be successful in the future.

The Fund relies upon the Adviser’s investment professionals to identify suitable investments. Rise Companies and other Fundrise entities also rely on these professionals for investment opportunities. To the extent the Adviser’s investment professionals face competing demands upon their time in instances when the Fund has capital ready for investment, the Fund may face delays in execution. The Fund could also suffer from delays in locating suitable investments as a result of the Fund’s reliance on the Adviser at times when its officers, employees, or agents are simultaneously seeking to locate suitable investments for other Fundrise sponsored programs. Further, it may be difficult for the Fund to invest the net offering proceeds promptly and on attractive terms. Delays the Fund encounters in the selection or sale of investments could limit the Fund’s ability to pay distributions to Shareholders and lower their overall returns.

Further, the Fund’s ability to achieve its investment objective and to pay distributions depends upon the performance of the Adviser in the acquisition of the Fund’s investments and the ability of the Adviser to identify investment opportunities for the Fund. The more money the Fund raises in the offering of its Shares, the greater the Fund’s challenge will be to invest all of the net offering proceeds on attractive terms. The Fund cannot assure Shareholders that the Adviser will be successful in obtaining suitable investments on financially attractive terms or that, if the Adviser makes investments on the Fund’s behalf, the Fund’s objective will be achieved.

Rise Companies is a development stage company and, as a company in the early stages of development, Rise Companies faces increased risks, uncertainties, expenses and difficulties.

In order for the Fund to be successful, the volume of investments and financings originated through the Fundrise Platform will need to increase, which will require Rise Companies to increase its facilities, personnel and infrastructure to accommodate the greater obligations and demands on the Fundrise Platform. The Fundrise Platform is dependent upon the website to maintain current listings and transactions in real estate-related and alternative assets. Rise Companies also expects to constantly update its software and website, expand its customer support services and retain an appropriate number of employees to maintain the operations of the Fundrise Platform. If the Fund’s business grows substantially, Rise Companies may need to make significant new investments in personnel and infrastructure to support that growth. If Rise Companies is unable to increase the capacity of the Fundrise Platform and maintain the necessary infrastructure, or if Rise Companies is unable to make significant investments on a timely basis or at reasonable costs, Shareholders may experience delays in receipt of distributions on the Fund’s Shares, periodic downtime of the Fundrise Platform or other disruptions to the Fund’s business and operations.

In addition, to continue the development of the Fundrise Platform, Rise Companies will require substantial additional funds. To meet such financing requirements in the future, Rise Companies may raise funds through equity offerings, debt financings or strategic alliances. Raising additional funds may involve agreements or covenants that restrict Rise Companies’ business activities and options. Additional funding may not be available to it on favorable terms, or at all. If Rise Companies is unable to obtain additional funds for the operation of the Fundrise Platform, it may be forced to reduce or terminate its operations, which may adversely affect the Fund’s business and results of operations.

If the security of Shareholders’ confidential information stored in Rise Companies’ systems is breached or otherwise subjected to unauthorized access, Shareholders’ secure information may be stolen.

The Fundrise Platform may store investors’ bank information and other personally-identifiable sensitive data. The Fundrise Platform is hosted in data centers that are compliant with payment card industry security standards and the website uses daily security monitoring services provided by Symantec Corporation. However, any accidental or willful security breach or other unauthorized access could cause Shareholders’ secure information to be stolen and used for criminal purposes, and Shareholders would be subject to increased risk of fraud or identity theft. Because techniques used to obtain unauthorized access or to sabotage systems change frequently and generally are not recognized until they are launched against a target, the Fundrise Platform and its third-party hosting facilities may be unable to anticipate these techniques or to implement adequate preventative measures. Security breach, whether actual or perceived, would harm the Fund’s reputation, resulting in the potential loss of investors and adverse effect on the value of a Shareholder’s investment in the Fund.

Any significant disruption in service on the Fundrise Platform or in its computer systems could reduce the attractiveness of the Fundrise Platform and result in a loss of users.

If a catastrophic event resulted in a platform outage and physical data loss, the Fundrise Platform’s ability to perform its functions would be adversely affected. The satisfactory performance, reliability, and availability of Rise Companies’ technology and its underlying hosting services infrastructure are critical to Rise Companies’ operations, level of customer service, reputation and ability to attract new users and retain existing users. Rise Companies’ hosting services infrastructure is provided by a third party hosting provider (the “Hosting Provider”). Rise Companies also maintains a backup system at a separate location that is owned and operated by a third party. The Hosting Provider does not guarantee that users’ access to the Fundrise Platform will be uninterrupted, error-free or secure. Rise Companies’ operations depend on the Hosting Provider’s ability to protect its and Rise Companies’ systems in its facilities against damage or interruption from natural disasters, power or telecommunications failures, air quality, temperature, humidity and other environmental concerns, computer viruses or other attempts to harm the Fund’s systems, criminal acts and similar events. If Rise Companies’ arrangement with the Hosting Provider is terminated, or there is a lapse of service or damage to its facilities, Rise Companies could experience interruptions in its service as well as delays and additional expense in arranging new facilities. Any interruptions or delays in Rise Companies’ service, whether as a result of an error by the Hosting Provider or other third-party error, Rise Companies’ own error, natural disasters or security breaches, whether accidental or willful, could harm the Fund’s ability to perform any services for corresponding project investments or maintain accurate accounts, and could harm Rise Companies’ relationships with users of the Fundrise Platform and Rise Companies’ reputation. Additionally, in the event of damage or interruption, Rise Companies’ insurance policies may not adequately compensate Rise Companies for any losses that the Fund may incur. Rise Companies’ disaster recovery plan has not been tested under actual disaster conditions, and it may not have sufficient capacity to recover all data and services in the event of an outage at a facility operated by the Hosting Provider. These factors could prevent the Fund from processing or posting payments on the corresponding investments, damage Rise Companies’ brand and reputation, divert Rise Companies’ employees’ attention, and cause users to abandon the Fundrise Platform.

The Fund’s ability to implement its investment strategy is dependent, in part, upon its ability to successfully conduct the offering through the Fundrise Platform, which makes an investment in the Fund more speculative.

The Fund will conduct the offering primarily through the Fundrise Platform, which is owned by Fundrise, LLC. The success of this offering, and the Fund’s ability to implement its investment strategy, is dependent upon the Fund’s ability to sell its Shares to investors through the Fundrise Platform. If the Fund is not successful in selling its Shares through the Fundrise Platform, the Fund’s ability to raise proceeds through this offering will be limited and the Fund may not have adequate capital to implement its investment strategy. If the Fund is unsuccessful in implementing its investment strategy, a Shareholder could lose all or a part of his or her investment.

The Fund relies on third-party banks and on third-party computer hardware and software. If the Fund is unable to continue utilizing these services, the Fund’s business and ability to service the corresponding project loans may be adversely affected.

The Fund and the Fundrise Platform rely on third-party and FDIC-insured depository institutions to process the Fund’s transactions, including payments of corresponding loans, processing of subscriptions under this offering and distributions to Shareholders. Under the Automated Clearing House (ACH) rules, if the Fund experiences a high rate of reversed transactions (known as “chargebacks”), the Fund may be subject to sanctions and potentially disqualified from using the system to process payments. The Fundrise Platform also relies on computer hardware purchased and software licensed from third parties. This purchased or licensed hardware and software may be physically located off-site, as is often the case with “cloud services.” This purchased or licensed hardware and software may not continue to be available on commercially reasonable terms, or at all. If the Fundrise Platform cannot continue to obtain such services elsewhere, or if it cannot transition to another processor quickly, the Fund’s ability to process payments will suffer and Shareholders’ ability to receive distributions will be delayed or impaired.

If the Adviser fails to retain its key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer.

The Fund’s future depends, in part, on the Adviser’s ability to attract and retain key personnel. The Fund’s future also depends on the continued contributions of the executive officers and other key personnel of the Adviser, each of whom would be difficult to replace. In particular, the Founder/Chief Executive Officer of Rise Companies, who is the Chief Executive Officer of the Adviser, is critical to the management of the Fund’s business and operations and the development of the Fund’s strategic direction. The loss of the services of the Chief Executive Officer or other executive officers or key personnel of the Adviser and the process to replace any of the Adviser’s key personnel would involve significant time and expense and may significantly delay or prevent the achievement of the Fund’s business objectives.

If the Fund’s techniques for managing risk are ineffective, the Fund may be exposed to unanticipated losses.

In order to manage the significant risks inherent in the Fund’s business, the Fund must maintain effective policies, procedures and systems that enable the Fund to identify, monitor and control the Fund’s exposure to market, operational, legal and reputational risks. The Fund’s risk management methods may prove to be ineffective due to their design or implementation or as a result of the lack of adequate, accurate or timely information. If the Fund’s risk management efforts are ineffective, the Fund could suffer losses or face litigation, particularly from the Fund’s clients, and sanctions or fines from regulators. The Fund’s techniques for managing risks may not fully mitigate the risk exposure in all economic or market environments, or against all types of risk, including risks that the Fund might fail to identify or anticipate. Any failures in the Fund’s risk management techniques and strategies to accurately quantify such risk exposure could limit the Fund’s ability to manage risks or to seek positive, risk-adjusted returns. In addition, any risk management failures could cause fund losses to be significantly greater than historical measures predict. The Fund’s more qualitative approach to managing those risks could prove insufficient, exposing the Fund to unanticipated losses in the Fund’s NAV and therefore a reduction in the Fund’s revenues.

Competition Risk

The securities industry and the varied strategies and techniques to be engaged in by the Adviser are extremely competitive and each involves a degree of risk. The Fund expects competition to persist and intensify in the future, which could harm the Fund’s ability to locate an adequate number of attractive investment opportunities.

The Fund’s principal competitors include private equity and venture capital funds, secondary market funds, other equity and non-equity based investment funds, investment banking firms, and other sources of financing, including traditional financial services companies such as commercial banks and specialty finance companies, as well as online lending platforms that compete with the Fundrise Platform. In addition, in the future the Fund and the Fundrise Platform may experience new competition from more established internet companies possessing large, existing customer bases, substantial financial resources and established distribution channels.

Many of the Fund’s current or potential competitors have significantly more financial, technical, marketing and other resources than the Fund does and may be able to devote greater resources to the development, promotion, sale and support of their platforms and distribution channels. The Fund’s potential competitors may also have longer operating histories, more extensive customer bases, greater brand recognition and broader customer relationships than the Fund has. Some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments. These competitors may be better able to develop new products, to respond quickly to new technologies and to undertake more extensive marketing campaigns. Furthermore, if the Fund qualifies as a RIC in a future taxable year, the Fund will be subject to additional regulatory restrictions which certain of the Fund’s competitors are not subject to. There can be no assurance that the competitive pressures the Fund faces will not have a material adverse effect on its business, financial condition and results of operations. Also, because of this competition, the Fund may not be able to take advantage of attractive investment opportunities from time to time, and the Fund can offer no assurance that it will be able to identify and make direct equity investments that are consistent with its investment objective.

Investment and Market Risk

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, such as ongoing conflicts involving Russia and Ukraine and in the Middle East, including the war with Iran, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including Fundrise Advisors, LLC as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Economic recessions or downturns may result in a prolonged period of market illiquidity, which could have an adverse effect on the Fund’s business, financial condition and results of operations. Unfavorable economic conditions also could reduce investments on the Fundrise Platform by investors. Periods of economic slowdown or recession, high interest rates, declining employment levels or other negative economic conditions could have a negative impact on the availability and liquidity of investment opportunities. These events could adversely affect the Fund’s demand among investors, which will impact the Fund’s results of operations.

Recent U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating of the United States. In May 2025, Moody’s, a credit rating agency, downgraded the U.S. federal government’s long-term issuer and senior unsecured debt ratings from Aaa to Aa1. The downgrade by Moody’s reflects the increase over more than a decade in U.S. federal government debt and interest payment ratios. The impact of this or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the United States and global financial markets and economic conditions. In recent years, the Federal Reserve has raised benchmark interest rates in an effort to combat inflation. Higher benchmark interest rates increase borrowing costs and may negatively impact the Fund’s ability to access the debt markets on favorable terms. In addition, disagreement over the federal budget has caused the U.S. federal government to essentially shut down for periods of time. Continued adverse political and economic conditions could have an adverse effect on the Fund’s business, financial condition and results of operations.

The current conditions and events affecting the worldwide financial markets and various social and political tensions in the United States and around the world may continue to contribute to increased market volatility, may have long-term effects on the United States and worldwide financial markets, and may cause further economic uncertainties or deterioration in the United States and worldwide. The issuers in which the Fund invests could be significantly impacted by emerging events and uncertainty of this type and the Fund will be negatively impacted if the value of its portfolio holdings decrease as a result of such events and the uncertainty they cause. Economic uncertainty can have a negative impact on the Fund’s business through changing spreads, structures and purchase multiples, as well as the overall supply of investment capital. Finally, public health crises, pandemics and epidemics may increase as international travel continues to rise and could adversely impact the Fund’s business by interrupting business, supply chains and transactional activities, disrupting travel, and negatively impacting local, national or global economies. The financial markets may continue to be affected by these events, as well as rapid technological developments, such as AI, and the Fund cannot predict the effects of these or similar events in the future on the United States economy and securities markets or on the Fund’s investments. As a result of these factors, there can be no assurance that the Fund will be able to successfully monitor developments and manage the Fund’s investments in a manner consistent with achieving the Fund’s investment objective.

In addition, public health concerns (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters, acts of God, political or social unrest, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, fire, wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on local, U.S. and world economies and markets generally. The Fund does not know how long the U.S. economy and financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy and financial markets. Those events also could have an acute effect on individual issuers or groups of issuers. These risks also could adversely affect individual investments, interest rates, secondary trading, credit risk, inflation, deflation and other factors that could adversely affect the Fund’s investments and cause the Fund to lose value.

Artificial Intelligence Tools Risk

The Adviser and its affiliates use certain AI tools as general productivity and operational support tools and may adopt other such tools for use in the future. Investment decisions for the Fund are made by the Adviser’s investment committee and are not made by or delegated to AI tools. As of the date hereof, these tools include enterprise generative artificial intelligence services, based on large language models, that are provided by third parties (currently Google LLC (Gemini), OpenAI (ChatGPT) and Anthropic, PBC (Claude)), and are made available to the Adviser and its affiliates under enterprise arrangements maintained by Rise Companies.

The use of these tools subjects the Fund to a number of risks. Generative AI tools may produce output that is inaccurate, incomplete, outdated or fabricated, and may do so in a manner that appears authoritative. The Adviser relies on human review to verify output and to govern the use of these tools, which may prove inadequate, may not keep pace with the development of these tools or may not be followed. To the extent inaccurate output is not detected and is reflected in research summaries, memoranda, diligence materials, valuation inputs, operational or compliance reports or other work product, errors may propagate into the Adviser’s processes, including into materials considered by the investment committee.

These tools are developed and maintained by third parties under enterprise arrangements maintained by Rise Companies, and neither the Fund nor the Adviser controls the underlying models or has recourse against the providers. A provider may modify, degrade, discontinue or change the terms of a tool, or may experience outages or security incidents, any of which could disrupt the Adviser’s operations and increase the Fund’s expenses. Laws, regulations and regulatory expectations concerning the use of artificial intelligence by investment advisers are developing rapidly, including with respect to supervision, compliance and the maintenance of books and records. Compliance may increase the Adviser’s costs, and any failure to comply could subject the Adviser or its affiliates to regulatory action, litigation or reputational harm, any of which could adversely affect the Adviser’s ability to manage the Fund. The Adviser may adopt additional tools or expand their use at any time without notice to Shareholders, which may increase these risks.

Common Stock Risk

Common stock of an issuer in the Fund’s portfolio may be volatile, and prices may fluctuate based on changes in a company’s financial condition and overall market and economic circumstances. Although common stocks have historically generated higher average total returns than fixed income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly under-performed relative to fixed income securities. Common stock in which the Fund may invest is structurally subordinated as to a company’s income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

Preferred Securities Risk

Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments. The market value of preferred securities may be affected by favorable and unfavorable changes impacting companies in the utilities and financial services sectors, which are prominent issuers of preferred securities, and by actual and anticipated changes in tax laws, such as changes in corporate income tax rates or the dividends received deduction. Because the claim on an issuer’s earnings represented by preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities.

Derivatives Risk

A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets or reference rates. Derivatives are subject to a number of risks described elsewhere in this Prospectus, including interest rate risk and management risk. The performance of derivatives depends largely on the performance of the underlying assets, interest rates or indices to which the derivatives relate. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to its derivative transactions will affect the value of those instruments. By using derivatives that expose the Fund to counterparties, the Fund assumes the risk that its counterparties could experience financial hardships that could call into question their continued ability to perform their obligations. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. As a result, concentrations of such derivatives in any one counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, interest rate or index to which the derivative relates. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost or other factors. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivative instruments can be volatile and illiquid. They may disproportionately increase losses, and may have a potentially large impact on Fund performance.

Reverse Repurchase Agreements Risk

The Fund may borrow for investment purposes using reverse repurchase agreements. Reverse repurchase agreements are financing arrangements that involve sales by the Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. Reverse repurchase agreements do not mitigate the Fund’s risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. The Fund may enter into both exchange-traded and over-the-counter reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.

Warrants and Rights Risk

Warrants and rights are subject to the same market risks as common stocks, but are more volatile in price. Warrants and rights do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in the assets of the issuer. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying security and a warrant or right ceases to have value if it is not exercised prior to its expiration date. The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe for additional shares is not exercised prior to the warrants’ or rights’ expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the price of the underlying security.

Options Risk

The Fund’s options investments involve certain risks, including general risks related to derivative instruments. When purchasing options, the Fund risks losing the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs. When trading options in the OTC market, many of the protections afforded to exchange participants will not be available. If a counterparty fails to make delivery of the security underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Additionally, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments.

Forward Contracts Risk

A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference asset at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to the risks associated with derivatives generally, including correlation risk, counterparty risk, leverage risk, liquidity risk, pricing risk and volatility risk. The Fund anticipates that the equity forward contracts it will enter into will be prepaid forwards, which entail an upfront payment of the purchase price by the purchasing party (in this case, the Fund). Where the Fund enters into prepaid forwards, it is subject to the risk of losing its entire purchase price in the event of counterparty default. The forward contracts into which the Fund will enter may be subject to transfer restrictions. There is no guarantee that any such restriction will be waived. If a waiver of transfer restriction on the underlying issuer’s stock is not obtained, the Fund will not actually have exposure to the underlying security.

Issuer-Specific Risk

A security issued by a particular issuer may be impacted by factors that are unique to that issuer and thus may cause that security’s return to differ from that of the market. As a result, investments impacted by such factors may result in underperformance. This risk will be greater if an account concentrates its investments.

Smaller Company Risk

Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies and the purchase or sale of more than a limited number of shares of smaller companies may affect their stock prices. Smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks. In addition, smaller companies tend to have fewer key suppliers and customers, limited product lines, markets, distribution channels or financial resources, and management of such companies may be dependent upon one or a few key people. Changes in suppliers, customers, business lines or personnel, therefore, may have a greater impact on a smaller company’s stock price than on a larger company. The market movements of equity securities issued by companies with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

Early-Stage Company Risk

Early-stage companies often experience unexpected problems in the areas of product development, manufacturing, marketing, financing and general management, which, in some cases, cannot be adequately solved. Early-stage companies may require substantial amounts of financing which may not be available through institutional private placements or the public markets. In addition, the markets that early-stage companies target are highly competitive and in many cases the competition consists of larger companies with access to greater resources. The percentage of companies that survive and prosper can be small.

New Issues Risk

“New Issues” are initial public offerings of equity securities. There is no assurance that the Fund will have access to profitable IPOs. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering. When an initial public offering is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

Restricted and Illiquid Securities Risk

Illiquid securities are securities that are not readily marketable. These securities may include restricted securities, which cannot be resold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Many private company securities may be restricted securities and/or considered illiquid. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some securities could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Rule 144A Securities Risk

The Fund may purchase Rule 144A securities for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A promulgated under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. The Board has determined that Rule 144A securities may be considered liquid securities if so determined by the Adviser. The Adviser has adopted policies and procedures for the purpose of determining whether securities that are eligible for resales under Rule 144A are liquid or illiquid. Pursuant to those policies and procedures, the Adviser may make the determination as to whether a particular security is liquid or illiquid with consideration to be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security, the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. To the extent that liquid Rule 144A securities that the Fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase. The Adviser will monitor Fund investments in Rule 144A securities and will consider appropriate measures to enable the Fund to meet any investment limitations and to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Non-Diversification Risk

As a “non-diversified” investment company under the 1940 Act, the Fund may invest more than 5% of its total assets in the securities of a single issuer. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type.

Interest Rate Risk

Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges.

Below Investment Grade (High Yield or Junk) Securities Risk

The Fund may have exposure to investments that are rated below investment grade or that are unrated but are judged by the Adviser to be of credit quality comparable to securities rated below investment grade by an NRSRO. Lower grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Shares, both in the short-term and the long-term.

Foreign Companies Risk

While the Fund intends to invest primarily in U.S. companies, the Fund may invest on an opportunistic basis in certain non-U.S. companies, including those located in emerging markets, that otherwise meet the Fund’s investment criteria. Investing in foreign companies, and particularly those in emerging markets, may expose the Fund to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, nationalization of companies by foreign governments, imposition of foreign taxes (including withholding taxes) at potentially confiscatory levels, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, the Fund may have difficulty enforcing its rights as equity holders in foreign jurisdictions. In addition, to the extent the Fund invests in non-U.S. companies, it may face greater exposure to foreign economic developments.

International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries which could have a negative impact on the Fund’s performance. Events such as these are difficult to predict and may or may not occur in the future.

Although the Fund expects that most investments will be U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments.

Leverage Risk

The Fund will pay (and stockholders will bear) any costs and expenses relating to the use of leverage by the Fund, to the extent the Fund bears such costs, which will result in a reduction in the NAV of the Shares.

Leverage may result in greater volatility of the NAV of, and distributions on, the Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from Borrowings or the issuance of Preferred Shares, if any, are borne entirely by holders of Shares. Shares income may fall if the interest rate on Borrowings or the dividend rate on preferred stock rises, and may fluctuate as the interest rate on Borrowings or the dividend rate on Preferred Shares varies. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Shares to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Shares will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Shares than if the Fund were not so leveraged.

Any decline in the NAV of the Fund will be borne entirely by holders of Shares. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in NAV to holders of Shares than if the Fund were not leveraged.

Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral. Such restrictions may be more stringent than those imposed by the 1940 Act and limit the Fund’s ability to effectively manage its portfolio.

Rule 18f-4 under the 1940 Act governs the use of derivatives and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires mutual funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit on their use of certain derivatives and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount (that is, the Fund’s derivatives exposure does not exceed 10% of its net assets, as calculated in accordance with Rule 18f-4) is not subject to all the requirements of Rule 18f-4. As of the date of this prospectus, the Fund qualifies as a limited derivatives user as described in Rule 18f-4. Rule 18f-4 could have an adverse effect on the Fund’s performance and ability to implement its investment strategies. There is no guarantee that the requirements of Rule 18f-4 that are applicable to the Fund will be effective in reducing the risks inherent in the Fund’s derivative investments.

Non-Listed Closed-End Fund; Liquidity Risk

The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund is not a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their Shares. If a secondary market were to develop for the Shares in the future, and a Shareholder is able to sell his or her Shares, the Shareholder will likely receive less than the purchase price and the then-current NAV per Share. It is also likely that Shares would not be accepted as the primary collateral for a loan.

The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Fund intends, but is not obligated, to conduct quarterly repurchase offers in the sole discretion of the Board; provided, that it is not expected that such repurchase offers will be for Shares in an amount of more than 5% of the Fund’s net assets. Any repurchases of Shares will be made to all holders of Shares, at such times and on such terms as may be determined by the Board from time to time in its sole discretion. The Adviser will not recommend to the Board that the Fund conduct a repurchase offer during any period of time when the Adviser believes that conducting such a repurchase offer would not be in the best interests of the Fund and its shareholders, and there may be extended periods of time when the Fund does not conduct a repurchase offer. No Shareholder will have the right to require the Fund to repurchase its Shares.

In connection with any repurchase offer, the number of Shares tendered for repurchase may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. Hence, you may not be able to sell your Shares when or in the amount that you desire.

Notwithstanding the foregoing, no assurance can be given that these repurchases will occur as contemplated or at all.

For additional information concerning the risks associated with repurchase offers, please see Repurchase Offers Risk below.

Repurchase Offers Risk

The repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders may have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Expiration Date, and to the extent there is any delay between the Expiration Date and the Valuation Date. The NAV on the Expiration Date or the Valuation Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Corporate Debt Securities Risk

The Fund may invest in corporate debt securities generally, including corporate bonds of technology-related companies. Corporate bonds include a wide variety of debt obligations of varying maturities issued by U.S. and foreign corporations (including banks) and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures and similar instruments and securities. The Fund will invest in U.S. dollar-denominated corporate bonds and may also invest in bonds denominated in foreign currencies in accordance with the Fund’s investment objective and policies.

The value of corporate bonds may be affected by factors directly relating to their issuers, including but not limited to investor and market perceptions, creditworthiness, financial performance, capital structure, management of the issuer and demand for the issuer’s goods or services. Corporate bonds may also be subject to interest rate, liquidity and valuation risks.

The Fund has the flexibility to invest in corporate bonds that are below investment grade quality. Corporate bonds rated below investment grade quality (that is, rated below “BBB-” by Standard & Poor’s Corporation (“S&P”) or Fitch Ratings, Inc. (“Fitch”), below “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized statistical rating organization (“NRSRO”)) are commonly referred to as “high yield” securities or “junk bonds.” Issuers of securities rated BB+/Ba1 are regarded as having current capacity to make principal and interest payments but are subject to business, financial or economic conditions which could adversely affect such payment capacity. Corporate bonds rated BBB- or Baa3 or above are considered “investment grade” securities. Corporate bonds rated Baa are considered medium grade obligations that lack outstanding investment characteristics and have speculative characteristics, while corporate bonds rated BBB are regarded as having adequate capacity to pay principal and interest. Corporate bonds rated below investment grade quality are obligations of issuers that are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Corporate bonds rated below investment grade tend to be less marketable than higher-quality securities because the market for them is less broad. The market for corporate bonds unrated by any NRSRO is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly and the Fund may have greater difficulty selling its portfolio securities. The Fund will be more dependent on the Adviser’s research and analysis when investing in these securities.

The ratings of Moody’s, S&P and Fitch generally represent their opinions as to the quality of the bonds they rate. It should be emphasized, however, that such ratings are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk and liquidity of the securities. Consequently, bonds with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield.

Subject to rating agency guidelines, the Fund may invest a significant portion of its assets in broad segments of the bond market. If the Fund invests a significant portion of its assets in one segment, the Fund will be more susceptible to economic, business, political, regulatory and other developments generally affecting issuers in such segment of the corporate bond market.

Convertible Securities and Synthetic Convertible Securities Risk

The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. Similar to traditional fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stock. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar credit quality because of the potential for capital appreciation. A convertible security, in addition to providing current income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock.

Synthetic convertible securities differ from convertible securities in certain respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its debt component and its convertibility component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Secured Loans Risk

Loans held by the Fund may be secured by various types of collateral. While secured loans purchased by the Fund will often intend to be over-collateralized, the Fund may be exposed to losses resulting from default and foreclosure. Therefore, the value of the underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Fund cannot assure that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In the event of a foreclosure, the Fund or an affiliate of the Fund may assume direct ownership of the underlying asset. The liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.

Unsecured Loans Risk

While the Fund is expected to focus primarily on secured loans, the Fund may hold unsecured loans. Unsecured loans have lower priority in right of payment to any higher-ranking obligations of the borrower and are not backed by a security interest in any specific collateral. They are subject to risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments after giving effect to any higher-ranking obligations of the borrower. Unsecured loans are expected to have greater price volatility than more senior loans and secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in unsecured loans, which would create greater credit risk exposure.

Venture Debt Risk

The Fund may invest in venture debt, meaning debt of less established or early-stage companies. Investments in such companies may involve greater risks than generally are associated with investments in more established companies. To the extent there is any public market for the securities held by us, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and, therefore, often are more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices.

Asset-Backed and Mortgage-Backed Securities Risk

The investment characteristics of asset-backed securities and mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The frequency at which prepayments (including voluntary prepayments by the obligors and liquidations due to default and foreclosures) occur on loans underlying asset-backed securities and mortgage-backed securities will be affected by a variety of factors including the prevailing level of interest rates as well as the availability of mortgage credit, the relative economic vitality of the area in which the related properties are located, the servicing of the mortgage loans, possible changes in tax laws, other opportunities for investment, homeowner mobility and other economic, social, geographic, demographic and legal factors. In general, any factors that increase the attractiveness of selling a mortgaged property or refinancing a mortgage loan, enhance a borrower’s ability to sell or refinance or increase the likelihood of default under a mortgage loan, would be expected to cause the rate of prepayment in respect of a pool of mortgage loans to accelerate. Particular investments may experience outright losses, as in the case of an interest only security in an environment of faster actual or anticipated prepayments. Also, particular investments may underperform relative to hedges that a portfolio manager may have constructed for these investments, resulting in a loss.

In contrast, any factors having an effect opposite to those outlined above would be expected to cause the rate of prepayment of a pool of mortgage loans to slow. At any one time, a portfolio of mortgage-backed securities may be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations.

Mortgage loans on commercial properties underlying mortgage-backed securities often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and saleability of the real estate. Therefore, the unavailability of real estate financing may lead to default. Most commercial mortgage loans underlying mortgage-backed securities are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related mortgage-backed securities are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of mortgage-backed securities may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property.

Especially in the case of a mortgage-backed security related to commercial mortgage loans, the rate of principal payments on the loans in the related pool will also be affected by the nature and extent of any restrictions on prepayments that are set forth in the mortgage loans, and the extent to which such provisions may be enforced. Such restrictions may include a prohibition on prepayments for specified periods of time and/or requirements that principal prepayments be accompanied by the payment of prepayment penalties or be subject to yield maintenance premiums.

The rate of prepayment on a pool of mortgage loans is likely to be affected by prevailing market interest rates for mortgage loans of a comparable type, term and risk level. When the prevailing market interest rate is below a mortgage coupon, a borrower generally has an increased incentive to refinance its mortgage loan. Even in the case of adjustable rate mortgage loans, as prevailing market interest rates decline, and without regard to whether the mortgage rates on such loans decline in a manner consistent therewith, the related borrowers may have an increased incentive to refinance for purposes of either (i) converting to a fixed rate loan and thereby “locking in” such rate or (ii) taking advantage of a different index, margin or rate cap or floor on another adjustable rate mortgage loan. Therefore, as prevailing market interest rates decline, prepayment speeds would be expected to accelerate.

In the case of a mortgage-backed security related to multifamily or commercial loans, prevailing market interest rates, the outlook for market interest rates and economic conditions generally may cause some borrowers to sell their properties in order to realize their equity therein, to meet cash flow needs or to make other investments. In addition, some borrowers may be motivated by U.S. federal and state tax laws (which are subject to change) to sell their properties prior to the exhaustion of tax depreciation benefits.

Primarily, these securities do not have the benefit of the same security interest in the related collateral. There is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Further, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain asset-backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. As a result of these unscheduled payments of principal, or prepayments on the underlying securities, the price and yield of asset-backed securities can be adversely affected. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. Prepayments of loans that underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is prepaid. In addition, like other interest-bearing securities, the values of ABS generally fall when interest rates rise, but when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment option.

The risk of investing in asset-backed securities is ultimately dependent upon payment of consumer loans by the debtor. The collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.

Data Infrastructure Investment Risk

The Fund may invest in other structured or securitized debt instruments, including instruments collateralized by data center and other technology-related infrastructure assets. Investing in data infrastructure means investing in companies that provide the infrastructure needed to process, store, transport, and distribute data that are essential to the delivery of critical services and required for the functioning of many sectors of the economy including financial systems, public utilities, industrial supply chains, media channels and telecommunications. The Fund’s investments will be subject to the risks incidental to the ownership and operation of data infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, climatic risks, government regulations, national and international political circumstances and fluctuations in interest rates, rates of inflation or commodities’ prices such as oil and other natural resources essential to the production of data infrastructure assets. Data infrastructure assets may be subject to numerous statutes, rules and regulations relating to environmental protection, health and safety, and social and governance matters. Since investments in data infrastructure and similar assets, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in temporary or permanent reductions in the value of an investment.

U.S. Treasury Bills Risk

The Fund may invest in U.S. treasury bills. U.S. treasury bills generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. treasury bills are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. treasury bills change as interest rates fluctuate.

Short-term Debt Instruments Risk

The Fund may invest in short-term debt instruments, including instruments held for cash management or temporary defensive purposes. While investments in cash items generally involve relatively low risk levels, they may produce lower than expected returns, and could result in losses.

Pooled Investment Vehicles Risk

The Fund may invest in other pooled investment vehicles (including investment companies, exchange-traded funds, money market funds and private funds) to the extent permitted under the 1940 Act, including in reliance on Rule 12d1-4 thereunder. Rule 12d1-4 allows a fund to acquire shares of an “acquired fund” in excess of the statutory limits of the 1940 Act. Funds of funds arrangements relying on Rule 12d1-4 are subject to several conditions, including (among others) with respect to control and voting shares of an acquired fund; certain findings relating to complexity, fees and undue influence; fund of funds investment agreements; and general limitations on an acquired fund’s investments in other investment companies and private funds. The limitations placed on acquired funds under Rule 12d1-4 may impact the ability of the Fund to invest in an acquired fund or may impact the investments made by such acquired fund.

To the extent the Fund invests in other pooled investment vehicles, the Fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the Fund invests therein. Further, shareholders will incur a proportionate share of the expenses of the other pooled investment vehicles held by the Fund (including applicable organizational and operating costs and investment management fees) in addition to the expenses of the Fund.

Pooled investment vehicles in which the Fund invests typically are not subject to the provisions of the 1940 Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the pooled investment vehicles managed by any Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act with respect to such pooled investment vehicles.

Many pooled investment vehicles are exempted from regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund does not impose investment qualification thresholds. As a result, the Fund provides an avenue for obtaining indirect exposure to certain pooled investment vehicles that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to get exposure to such an investment through the Fund.

Many pooled investment vehicles pay various fees to their managers, including a management fee and a performance or incentive fee or allocation. To the extent that the Fund invests in pooled investment vehicles paying such fees, its shareholders will indirectly bear a portion of such fees.

In addition, many pooled investment vehicles do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company that places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement that provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and that contains other provisions designed to protect the assets of such investment company. The pooled investment vehicles in which the Fund invests may maintain custody of their assets with brokerage firms that do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold pooled investment vehicle assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Pooled investment vehicles in which the Fund invests may at certain times hold large positions in a relatively limited number of investments. Such pooled investment vehicles may target or concentrate their investments in particular markets, sectors or industries. Those pooled investment vehicles that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings.

New Fund Risk

As of the date of this Prospectus, the Fund has no operating history. As a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term. In addition, prospective investors have no track record and history on which to base their investment decision. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective, achieve its desired portfolio composition, or raise sufficient capital. The Fund may not be able to attract sufficient assets to fully implement the Fund’s principal investment strategies and achieve investment and trading efficiencies.

The amount of proceeds the Fund raises in its offering may be substantially less than the amount the Fund would need to create a diverse portfolio of investments. If the Fund is unable to raise sufficient funds to acquire a diverse portfolio of investments, the Fund will make fewer investments than it would have if it had raised additional funds, resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a Shareholder’s investment may be reduced in the event the Fund’s assets underperform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund will have certain fixed operating expenses regardless of the amount of assets raised by the Fund in this offering, thereby increasing the Fund’s fixed operating expenses as a percentage of gross income, reducing the Fund’s net income and limiting its ability to make distributions.

Because as of the commencement of the offering neither the Fund nor the Adviser have yet acquired or identified any investments that the Fund may make, the Fund is currently not able to provide an investor with any information to assist in evaluating the merits or the terms of any specific future investments that the Fund may make. Because Shareholders will be unable to evaluate the economic merit of assets before the Fund invests in them, Shareholders will have to rely entirely on the ability of the Adviser to select suitable and successful investment opportunities. These factors increase the risk that a Shareholder’s investment may not generate returns comparable to the Fund’s competitors.

Distributions Risk

There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

Additionally, a portion of the Fund’s distributions may be treated as a return of capital for U.S. federal income tax purposes. As a general matter, a portion of the Fund’s distributions will be treated as a return of capital for U.S. federal income tax purposes if the aggregate amount of the Fund’s distributions for a year exceeds the Fund’s current and accumulated earnings and profits for that year. To the extent that a distribution is treated as a return of capital for U.S. federal income tax purposes, it will reduce a holder’s adjusted tax basis in the holder’s Shares, and to the extent that it exceeds the holder’s adjusted tax basis will be treated as gain resulting from a sale or exchange of such Shares.

Risks Related to the Adviser and its Affiliates and the Fundrise Platform

Rise Companies is currently incurring net losses and expects to continue incurring net losses in the future. Its failure to become profitable could impair the operations of the Fundrise Platform by limiting its access to working capital to operate the Fundrise Platform. In addition, Rise Companies expects its operating expenses to increase in the future as it expands its operations. If Rise Companies’ operating expenses exceed its expectations, its financial performance could be adversely affected. If its revenue does not grow to offset these increased expenses, Rise Companies may never become profitable. In future periods, Rise Companies may not have any revenue growth, or its revenue could decline.

If Rise Companies were to enter bankruptcy proceedings, the operation of the Fundrise Platform and the activities with respect to the Fund’s operations and business would be interrupted and subscription proceeds held in a segregated account may be subject to the bankruptcy.

If Rise Companies were to enter bankruptcy proceedings or to cease operations, the Fund would be required to find other ways to meet obligations regarding the Fund’s operations and business. Such alternatives could result in delays in the disbursement of distributions or the filing of reports or could require the Fund to pay significant fees to another company that the Fund engages to perform services for the Fund.

Effects of Leverage [Text Block]

LEVERAGE

The Fund may use leverage to provide additional funds to support its investment activities, including through the use of reverse repurchase agreements, unsecured and secured credit facilities from certain financial institutions and other forms of borrowing (collectively, “Borrowings”) and is limited to 33 1/3% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage) immediately after such Borrowings (i.e., for every dollar of indebtedness from Borrowings, the Fund is required to have at least three dollars of assets). In addition, the Fund may enter into derivatives or other transactions that may provide leverage subject to the requirements of Rule 18f-4 under the 1940 Act.

Furthermore, the Fund may add leverage to its portfolio through the issuance of Preferred Shares in an aggregate amount of up to 50% of the Fund’s total assets (i.e., for every dollar of Preferred Shares outstanding, the Fund is required to have at least two dollars of assets). Currently, the Fund has no intention to issue Preferred Shares. See “Risk Factors.”

The Fund may not use leverage at all times and the amount of leverage may vary depending upon a number of factors, including the Adviser’s outlook for the market and the costs that the Fund would incur as a result of such leverage. Any Borrowings and Preferred Shares would have seniority over the Shares. There is no assurance that the Fund’s leveraging strategy will be successful.

Any Borrowings and Preferred Shares (if issued) leverage your investment in Shares. Holders of Shares bear the costs associated with any Borrowings, and if the Fund issues Preferred Shares, holders of Shares bear the offering costs of the Preferred Share issuance. The Board may authorize the use of leverage through Borrowings and Preferred Shares without the approval of the holders of Shares.

Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately thereafter the total asset value of the Fund’s portfolio is at least 300% of the aggregate amount of outstanding indebtedness (i.e., the aggregate amount of outstanding debt may not exceed 33 1/3% of the Fund’s total assets (less all liabilities and indebtedness not represented by 1940 Act leverage)). In addition, the Fund is not permitted to declare any cash distribution on its Shares unless, at the time of such declaration, the NAV of the Fund’s portfolio (determined deducting the amount of such distribution) is at least 300% of the aggregate amount of such outstanding indebtedness. If the Fund borrows money, the Fund intends, to the extent possible, to retire outstanding debt from time to time to maintain coverage of any outstanding indebtedness of at least 300%. Under the 1940 Act, the Fund may only issue one class of senior securities representing indebtedness.

The Fund may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default. The Fund’s future credit facilities may contain customary covenants that, among other things, limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In connection with any new credit facility, the Fund may be required to pledge some or all of its assets and to maintain a portion of its assets in cash or high-grade securities as a reserve against interest or principal payments and expenses. The Fund’s custodian will retain all assets, including those that are pledged, but the lenders of such credit facility may have the ability to foreclose on such assets in the event of a default under the credit facility pursuant to a tri-party arrangement among the Fund, its custodian and such lenders. The Fund’s custodian is not an affiliate of the Fund, as such term is defined in the 1940 Act. The Fund expects that any such credit facility would have customary covenant, negative covenant and default provisions. There can be no assurance that the Fund will enter into an agreement for any new credit facility on terms and conditions representative of the foregoing, or that additional material terms will not apply. In addition, if entered into, the credit facility may in the future be replaced or refinanced by one or more credit facilities having substantially different terms or by the issuance of Preferred Shares or debt securities.

Changes in the value of the Fund’s portfolio investments, including costs attributable to Borrowings or Preferred Shares, are borne entirely by the holders of the Shares. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, the leverage decreases (or increases) the NAV per share of Shares to a greater extent than if the Fund were not leveraged.

Utilization of leverage is a speculative investment technique and involves certain risks to holders of Shares. These include the possibility of higher volatility of the NAV of the Shares. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage is to cause holders of Shares to realize a higher rate of return than if the Fund were not so leveraged. On the other hand, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Shares is reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Shares than if the Fund were not so leveraged.

Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund’s asset coverage is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., such liquidation value may not exceed 50% of the Fund’s assets less all liabilities other than Borrowings and outstanding Preferred Shares). Under the 1940 Act, the Fund may only issue one class of Preferred Shares.

In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Shares unless, at the time of such declaration, the value of the Fund’s assets less liabilities other than Borrowings and outstanding Preferred Shares satisfies the above-referenced 200% coverage requirement. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of at least 200%.

If Preferred Shares are outstanding, two of the Fund’s Directors will be elected by the holders of Preferred Shares, voting separately as a class. The remaining Directors of the Fund will be elected by holders of Shares and Preferred Shares voting together as a single class. In the event that the Fund fails to pay dividends on the Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the Directors of the Fund.

The Fund may be subject to certain restrictions imposed either by guidelines of a lender, if the Fund borrows from a lender, or by one or more rating agencies which may issue ratings for Preferred Shares. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Adviser from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies. In addition to other considerations, to the extent that the Fund believes that the covenants and guidelines required by the rating agencies would impede its ability to meet its investment objective, or if the Fund is unable to obtain its desired rating on Preferred Shares, the Fund will not issue Preferred Shares.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The following descriptions of the Fund’s Shares, certain provisions of Delaware law and certain provisions of the LLC Agreement are summaries and are qualified by reference to Delaware law and the LLC Agreement, a copy of which is filed as an exhibit to the Registration Statement of which this Prospectus is a part. Reference should be made to the LLC Agreement on file with the SEC for the full text of these provisions.

Shares

The Fund is a Delaware limited liability company organized on May 18, 2026 under the Delaware Limited Liability Company Act (“Delaware LLC Act”), issuing limited liability company interests. The limited liability company interests in the Fund will be denominated in Shares and, if created in the future, Preferred Shares. The LLC Agreement provides that the Fund may issue an unlimited number of Shares.

All of the Shares offered by this Registration Statement will be duly authorized and validly issued. Upon payment in full of the consideration payable with respect to the Shares, as determined by the Board, the holders of such Shares will not be liable to the Fund to make any additional capital contributions with respect to such Shares (except for the return of distributions under certain circumstances as required by Sections 18-215, 18-607 and 18-804 of the Delaware LLC Act). Holders of Shares have no conversion, exchange, sinking fund or appraisal rights, no pre-emptive rights to subscribe for any securities of the Fund and no preferential rights to distributions. However, holders of Shares will be eligible to participate in the Fund’s Share repurchase program, as described in “Repurchase Offers.”

The Fund expects that it will make and declare dividends, if any, on a quarterly basis, or more or less frequently as determined by the Board, in arrears. See “Distribution Policy.” Unless a Shareholder elects to participate in the Fund’s distribution reinvestment plan, any dividends and other distributions paid to the Shareholder by the Fund will not be reinvested in additional Shares of the Fund under the plan. See “Distribution Reinvestment Plan.”

The Fund intends to have a March 31 fiscal year end. In addition, the Fund intends to elect and intends to qualify as a RIC for U.S. federal income tax purposes in a future taxable year, following such time as the Fund determines that it meets the requirements to qualify as a RIC and build the Fund to a size that the diversification requirements are not overly constraining on the Fund’s investment strategy. Until such time, the Fund expects to be taxed as a C corporation. There can be no guarantee that the Fund will ever be able to qualify as a RIC.

Share Classes

The Fund is offering a single class of Shares on a continuous basis. The Fund may in the future apply for exemptive relief from the SEC that would permit the Fund to issue multiple classes of Shares; there is no assurance, however, that the relief would be granted.

Preferred Shares

Section 215 of the Delaware LLC Act specifically authorizes the creation of ownership interests of different classes of limited liability company interests, having such relative rights, powers and duties as the limited liability company agreement may provide, and may make provision for the future creation in the manner provided in the limited liability company agreement of additional classes of membership interests. In accordance with this provision, the LLC Agreement provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including Preferred Shares, debt securities or other senior securities), by action of the Board without approval of Shareholders.

The Board is authorized to fix the number of Preferred Shares, the relative powers, preferences and rights, and the qualifications, limitations or restrictions of such securities as the Board sees fit. As of the date of this Prospectus, no Preferred Shares are outstanding and the Fund has no current plans to issue any Preferred Shares.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of Preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of Preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such Preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of Preferred Shares, if any are issued, must be entitled as a class to elect two Directors at all times and to elect a majority of the Directors if distributions on such Preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding Preferred Shares.

Security Title [Text Block]	CAPITAL STRUCTURE
Security Voting Rights [Text Block]

Voting Rights

The Fund’s Shareholders will have voting rights only with respect to matters on which a vote of Shareholders is required by the 1940 Act, the LLC Agreement or a resolution of the Board. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. The LLC Agreement provides that Shareholder action can be taken only at a meeting of Shareholders or by unanimous written consent in lieu of a meeting. Except when a larger vote is required by applicable law or any provision of the LLC Agreement, when a quorum is present at any meeting of Shareholders, a majority of the Shares shall decide any questions and a plurality of the Shares voted shall elect a Director, provided that where any provision of law or of the LLC Agreement requires that the holders of any series shall vote as a series (or that holders of a Class shall vote as a Class), then, a majority of the Shares of the series (or Class) voted on the matter (or a plurality with respect to the election of a Director) shall decide the matter insofar as that series (or Class) is concerned. There will be no cumulative voting in the election of Directors. Under the LLC Agreement, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.

Security Liquidation Rights [Text Block]

Liquidation Rights

In the event of a liquidation, termination or winding up of the Fund, whether voluntary or involuntary, the Fund will first pay or provide for payment of the Fund’s debts and other liabilities, including the liquidation preferences of any class of Preferred Shares. Thereafter, holders of the Fund’s Shares will share in the funds of the Fund remaining for distribution pro rata in accordance with their respective interests in the Fund.

Outstanding Securities [Table Text Block]

The following table shows the amount of Shares in the Fund that were authorized and outstanding as of October 12, 2026.

Title of Class	Amount Authorized	Amount Held by Fund	Amount Outstanding
Common Shares	Unlimited	0	10,000

Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	10,000
No Assurance of Future Exchange Listing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Assurance of Future Exchange Listing

The Fund does not currently intend to list the Shares for trading on any securities exchange. Although the Adviser also serves as the investment adviser to VCX, an affiliated closed-end fund with substantially the same investment objective and strategy as the Fund, whose shares began trading on the New York Stock Exchange (“NYSE”) in 2026 following a period of operating as a non-listed tender offer fund, there can be no assurance that the Fund will ever list its Shares on a securities exchange or seek to do so. The decision whether to pursue a listing, and the timing and terms of any such listing, would be subject to the sole discretion of the Board and the Adviser, who may consider factors including market conditions, the size of the Fund, the composition of the Fund’s portfolio, regulatory requirements and the interests of the Fund and its Shareholders. VCX’s listing should not be viewed as an indication that the Fund will follow a similar path. The Fund may operate as a non-listed, closed-end fund for an indefinite period of time, and investors should make their investment decision on the assumption that the Shares will never be listed and that their sole source of liquidity will be through the Fund’s quarterly repurchase offers, which are themselves discretionary, limited in amount, and subject to the sole discretion of the Board. See “Non-Listed Closed-End Fund; Liquidity Risk.” In the event that the Fund does pursue a listing at some future date, there can be no assurance as to the terms on which such listing would occur, including the exchange ratio, NAV at the time of listing, or the trading price of the Shares following a listing. Shares of closed-end funds frequently trade at a discount to their net asset value, and the Fund’s Shares could trade at a discount to NAV following any listing. The Adviser and its affiliates have inherent conflicts of interest in determining whether and when to pursue a listing, including the impact a listing could have on the Management Fee payable to the Adviser, the liquidity and transferability of any Shares held by the Adviser or its affiliates, and the Adviser’s ability to manage the Fund’s portfolio and conduct repurchase offers. See “Conflicts of Interest.”

Listing May Result in a Lock-up [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Listing May Result in a Lock-up

In the event that the Fund’s Shares are listed for trading on a securities exchange, the Board may, in its sole discretion, determine that a lock-up period applicable to some or all existing Shareholders is necessary or appropriate in connection with such listing. During any such lock-up period, Shareholders would be restricted from selling some or all of their Shares on the applicable exchange for a specified period of time following the listing, even though the Shares would otherwise be tradeable. The terms of any lock-up, including its duration and the extent to which it applies to different Shareholders, would be determined by the Board in its sole discretion and may differ materially from the lock-up adopted by VCX in connection with the listing of its shares on the New York Stock Exchange in 2026. The Fund’s Shareholders would not have the right to vote on or approve any lock-up imposed by the Board. Pursuant to the LLC Agreement, the Board is authorized to adopt a lock-up in connection with a listing without Shareholder approval. During any lock-up period, Shareholders would bear the risk that the trading price of the Shares could decline below the NAV at which they purchased their Shares, and Shareholders would be unable to sell their Shares to limit such losses. In addition, the Adviser and its affiliates may hold Shares in the Fund, and there can be no assurance that any lock-up would apply to the Adviser and its affiliates on the same terms as other Shareholders, which presents a potential conflict of interest.

The Fund May Be Merged, Reorganized or Consolidated, Including With an Affiliated Entity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund May Be Merged, Reorganized or Consolidated, Including With an Affiliated Entity

The Board may, in its sole discretion, determine that it is in the best interests of the Fund to merge, reorganize, consolidate or otherwise combine the Fund’s assets with those of another entity, including VCX or another fund managed by the Adviser or its affiliates. Any such transaction could result in Shareholders receiving shares or interests in a different entity with a different fee structure, different liquidity terms, different investment limitations or different governance rights than those applicable to the Fund.

The LLC Agreement grants the Board broad authority over the Fund’s affairs, including the authority to merge or dissolve the Fund without Shareholder approval so long as shareholder approval is not otherwise required under applicable law, including the Investment Company Act of 1940 and Rule 17a-8 thereunder. The Board could determine to dissolve, merge or otherwise structure a combination with another entity, including an affiliated entity, in a manner that does not require Shareholder approval under the LLC Agreement. In such circumstances, Shareholders would have no ability to vote on or prevent the transaction, and would be bound by the Board’s determination.

The Adviser and its affiliates have inherent conflicts of interest with respect to any such transaction. The Adviser serves as the investment adviser to numerous affiliated funds, including VCX, and a combination of the Fund with an affiliated entity could benefit the Adviser or its affiliates in ways that do not correspond to the interests of the Fund’s Shareholders. In addition, the officers and directors of the Adviser who would evaluate and recommend any such transaction owe duties to both the Fund and the affiliated entity, and the terms of any such transaction would not be the product of arm’s-length negotiations. See “Conflicts of Interest.”

Risks of Investing in the Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in the Portfolio Companies

The Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and consequently the reduction or loss of the Fund’s investment. The Adviser expects that the Fund’s holdings of Portfolio Companies may require several years to appreciate, and the Adviser can offer no assurance that such appreciation will occur. Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns.

Because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses. Therefore, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial information, current performance metrics, operational details and other information regarding the Portfolio Companies in which the Fund invests. Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons. Therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund. Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. Portfolio Companies may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on its investment.

Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests may not be available. Private companies in which the Fund may invest may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market circumstances, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Private Vehicle Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Vehicle Risks

The Fund’s investments in Private Vehicles are subject to a number of risks, including the following:

Illiquidity and Transfer Restriction Risks. Private Vehicle interests are expected to be illiquid and subject to restricted marketability, and the realization of investments from them may take considerable time and/or be costly. In addition, the securities held or to be acquired by SPVs, CIVs and other Private Vehicles in which the Fund invests may be subject to transfer restrictions. There is no guarantee that any such restriction will be waived or that any required consent will be obtained. The time required to obtain an issuer’s consent to waive transfer restrictions is not within the Fund’s control or knowledge and will vary by issuer and transaction. Based on the experience of the Adviser and its affiliates, the Fund expects that such a consent, if obtained, would generally be obtained within 15 to 90 days. If a restriction is not waived, a Private Vehicle may be unable to acquire the securities, in which case the Fund may not obtain the exposure to the Portfolio Company that it sought when it subscribed for its interest, or may be unable to dispose of the securities, in which case the Fund’s realization of its indirect investment may be delayed or reduced.

Limited Operating History and Due Diligence Risks. Some of the Private Vehicles in which the Fund invests may have only limited operating histories. Although the Adviser seeks to receive detailed information from each Private Vehicle regarding its business strategy and any performance history, including audited financial statements, in most cases the Adviser will have little or no means of independently verifying this information. The Fund may in its sole discretion make the determination to invest without having access to the detailed information necessary for a full evaluation of the investment opportunity, including where the Fund believes that such level of due diligence is either not possible or not practicable given the circumstances of the proposed portfolio investment (such as where the window of opportunity is short and/or the demand by other investors is high). In such circumstances, there therefore may be a shorter due diligence process. In addition, the Adviser may rely upon independent consultants or advisers in connection with their evaluation of proposed investments and may consider the diligence of potential co-investors or strategic partners. There can be no assurance that these consultants, advisers, co-investors or strategic partners will accurately evaluate such investments, and such involvement of third-party consultants, advisers, co-investors or strategic partners may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. As a result of any or all of these circumstances, the due diligence investigation that the Fund carries out with respect to any such investment opportunity may not reveal or highlight all material risks associated with such investment opportunity, which may have otherwise been discovered with a more thorough process, especially when there is a compressed diligence timeframe and/or heightened competition for an investment, where there may be limited publicly available information with respect to a particular company or its executives, where because of the size or other aspects of an investment limited information is made available to the Adviser by the prospective portfolio company, or in circumstances where all or a portion of such due diligence is conducted remotely.

Cash Flow and Distribution Risks. Private Vehicles may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Private Vehicles and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Private Vehicles. Then, as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Private Vehicle’s investments are successful.

Valuation Risks. Private Vehicle interests are ordinarily valued based upon valuations provided by the Private Vehicle Manager, which may be received on a delayed basis. Certain securities in which the Private Vehicles invest may not have a readily ascertainable market price and are fair valued by the Private Vehicle Managers. A Private Vehicle Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Private Vehicle Manager’s compensation. The Adviser will review and perform due diligence on the valuation procedures used by each Private Vehicle Manager and monitor the returns provided by the Private Vehicles. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Vehicle Manager, the accuracy of the valuations provided by the Private Vehicle Managers, that the Private Vehicle Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Vehicle Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, a Private Vehicle Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. A Private Vehicle Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever. Inaccurate valuations provided by Private Vehicles could materially adversely affect the value of Shares.

Fees and Expenses Risks. The Fund will pay asset-based or commitment-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Private Vehicles. Such fees and performance-based compensation are in addition to the Fund’s own Management Fee. In addition, performance-based fees charged by Private Vehicle managers may create incentives for the Private Vehicle managers to make risky investments, and may be payable by the Fund to a Private Vehicle manager based on a Private Vehicle’s positive returns even if the Fund’s overall returns are negative. Fund shareholders will indirectly bear a proportionate share of the fees and expenses of the Private Vehicles, in addition to a proportionate share of the expenses of the Fund.

Regulatory Restriction Risks. The Fund may be precluded from acquiring an interest in certain Private Vehicles due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Private Vehicles. The Adviser also may refrain from including a Private Vehicle in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. In addition, the SEC has adopted Rule 18f-4 under the 1940 Act, which, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to a Private Vehicle or as part of a direct investment. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Private Vehicles or direct investments than other clients of the Adviser.

Capital Call Risks. If the Fund fails to satisfy capital calls to a Private Vehicle in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Private Vehicle. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Private Vehicles or otherwise impair the value of the Fund’s investments.

Early Termination Risks. The governing documents of a Private Vehicle generally are expected to include provisions that would enable the general partner, the manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Private Vehicle prior to the end of its stated term. Early termination of a Private Vehicle in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.

Shareholder Rights and Protections Risks. Although the Fund will be an investor in a Private Vehicle, Shareholders will not themselves be equity holders of that Private Vehicle and will not be entitled to enforce any rights directly against the Private Vehicle or the Private Vehicle Manager or assert claims directly against any Private Vehicles, the Private Vehicle Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Private Vehicles that may be available to the Fund as an investor in the Private Vehicles. In addition, Private Vehicles generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Private Vehicles, will not have the benefit of the protections afforded by the 1940 Act. Private Vehicle Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Private Vehicles managed by such Private Vehicle Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

Over-Commitment. Commitments to Private Vehicles generally are not immediately invested. Instead, committed amounts are drawn down by Private Vehicles and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Private Vehicle’s drawdowns. During this period, investments made early in a Private Vehicle’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Private Vehicles do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Private Vehicle. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Private Vehicles. This may result in the Fund making commitments to Private Vehicles in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to a Private Vehicle will increase. The Fund maintains cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Private Vehicles.

Underlying Investment Risks. The Fund is subject to the risks associated with its Private Vehicles’ underlying investments. The investments made by Private Vehicles will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities they will remain illiquid. As a general matter, companies in which the Private Vehicle invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.

In connection with making an investment in a Private Vehicle, the Fund may decide to pledge some or all voting rights in a Private Vehicle to management or another third-party investor. The Adviser may determine in its sole discretion that a pledge of such voting rights for a specific investment opportunity is in the best interests of the Fund, and if the Adviser determines that the Fund should not agree to pledge such voting rights, it may result in the Fund being excluded from the investment opportunity.

Concentration Risks. A Private Vehicle Manager may focus on a particular industry or sector, which may subject the Private Vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Private Vehicle Manager may focus on a particular country or geographic region, which may subject the Private Vehicle, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Private Vehicles may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.

Portfolio Company Management Risks. The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Private Vehicle may invest. The success of each investment made by a Private Vehicle will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.

Secondary Investment Risks. The Fund may make secondary investments in Private Vehicles by acquiring the interests in the Private Vehicles from existing investors in such Private Vehicles (and not from the issuers of such investments). In such instances, as the Fund will not be acquiring such interests directly from the Private Vehicle, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. There can be no assurance as to the number of secondary investment opportunities that will be presented to the Fund.

In addition, valuation of secondary investments in Private Vehicles may be difficult, as there generally will be no established market for such investments or for the privately-held portfolio companies in which such Private Vehicles may own securities. Moreover, the purchase price of secondary investments in such Private Vehicles generally will be subject to negotiation with the sellers of the interests and there is no assurance that the Fund will be able to purchase secondary investments in Private Vehicles at attractive discounts to their respective net asset value, or at all. The overall performance of the Fund will depend in large part on the acquisition price paid by the Fund for its secondary investments, the structure of such acquisitions and the overall success of the Private Vehicle.

Secondary investments in a Private Vehicle may be acquired at a discount to that Private Vehicle’s NAV. Secondary investments purchased at a discount will be marked up to the most recent NAV reported by the applicable third-party fund manager when the Fund next determines its NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the third-party fund manager and the negotiated purchase price. To the extent any gains on the secondary investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to stockholders is disclosed in “U.S. Federal Income Tax Considerations.”

Conversely, a secondary investment in a Private Vehicle sold by the Fund at a discount will result in a realized loss, and a corresponding decrease in the Fund’s NAV and performance equal to the difference between the value of the secondary investment as reflected in the books and records of the Fund and the negotiated sale price.

The valuation of the Fund’s secondary investments in Private Vehicles is ordinarily determined based upon valuations provided by the Private Vehicle Managers, when available, and is subject to the same risks associated with the reliance on valuations provided by the Private Vehicle Managers as the primary investments in Private Vehicles.

There is significant competition for secondary investments. Many institutional investors, including fund-of- funds entities, as well as existing investors of Private Vehicles may seek to purchase secondary investments of the same Private Vehicle which the Fund may also seek to purchase. In addition, some Private Vehicle Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds. These Private Vehicle Managers also may be partial to secondary investments being purchased by existing investors of their Private Vehicles. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called “Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Fund. Rights of first refusal are a common feature of the governing documents of private vehicles and of the organizational and shareholder agreements of privately held companies. A right of first refusal typically provides that, before an existing investor may transfer its interest in a private vehicle (or a stockholder may transfer its shares in a portfolio company) to a proposed purchaser such as the Fund, the interest must first be offered, on the same terms (including price) negotiated with the proposed purchaser, to the holder of the right (often the private vehicle’s manager or general partner, one or more of the other existing investors, or the underlying company or its other equityholders), which then has a specified period (e.g., 15 to 90 days) within which to elect to acquire the interest on those terms. If the holder exercises its right, the seller must sell the interest to that holder rather than to the Fund, and the Fund will not acquire the interest, even if the Fund identified and negotiated the opportunity and incurred due diligence and other costs in pursuing it.

The existence of rights of first refusal may reduce the number of secondary investment opportunities available to the Fund and may prevent the Fund from completing a secondary investment it has sourced and negotiated. Because the holders of such rights often have greater or more current information about the private vehicle or the underlying company than the Fund, they may exercise their rights selectively with respect to the most attractive interests, with the result that the interests that remain available to the Fund may be comparatively less attractive and the Fund’s offer may in effect serve only to establish the price at which such a holder acquires the interest. The exercise, or potential exercise, of a right of first refusal may also delay the completion of a transaction and may otherwise affect the price, terms and availability of secondary investments. There can be no assurance that the Fund will be able to complete any particular secondary investment that is subject to a right of first refusal. No assurance can be given that the Fund will be able to identify secondary investments that satisfy the Fund’s investment objective or, if the Fund is successful in identifying such secondary investments, that the Fund will be permitted to invest, or invest in the amounts desired, in such secondary investments.

At times, the Fund may have the opportunity to acquire a portfolio of Private Vehicle interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Private Vehicle interests may be less attractive than others, and certain of the Private Vehicle Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those secondary investments which the Adviser considers (for commercial, tax, legal or other reasons) less attractive.

Rights of First Refusal and Similar Rights May Prevent the Fund from Acquiring Investments It Has Sourced and May Delay or Reduce the Proceeds of Its Dispositions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rights of First Refusal and Similar Rights May Prevent the Fund from Acquiring Investments It Has Sourced and May Delay or Reduce the Proceeds of Its Dispositions

Securities of privately held companies, and interests in privately offered vehicles holding such securities, are commonly subject to rights of first refusal and similar rights, including rights of first offer, co-sale and tag-along rights, preemptive and pro rata participation rights, and issuer or investor consent requirements. Such a right generally requires a proposed transfer to be offered first to the holder of the right, on the same terms negotiated with the proposed transferee. If the holder exercises the right, the seller must sell to that holder instead.

These rights may delay a transaction, prevent it altogether, or reduce the size of the position the Fund acquires or sells. The Fund will generally not be a party to the agreements creating these rights and cannot waive, contest or enforce them. Where the Fund invests through a Private Vehicle, those determinations rest with the Private Vehicle Manager, whose interests may differ from the Fund’s. These rights may affect the Fund in each of the following circumstances:

Acquisition of securities of a Portfolio Company from an existing holder. Securities must first be offered to the holder of the right. Co-sale rights may also reduce the number of securities available to the Fund.

Participation in a primary financing round. Preemptive or pro rata rights may reduce or eliminate the Fund’s allocation and dilute its position in later rounds.

Disposition of securities held directly by the Fund. These rights also operate against the Fund as seller, delaying or preventing a sale or reducing its proceeds. Because a holder will exercise only at a favorable price, the Fund’s best opportunities to sell are the likeliest to be taken. Any resulting delay may impair the Fund’s liquidity, including its ability to fund repurchase offers.

Acquisition of an interest in a Private Vehicle from an existing investor. The manager or other investors typically hold a right of first refusal and a consent right over transfers, and may prefer that existing investors acquire the interest.

Acquisition and disposition of underlying securities by a Private Vehicle. The Private Vehicle may acquire fewer securities than anticipated, or none, and the Fund may not obtain the exposure it sought. On the sell side, disposition may be delayed or prevented, which delays or reduces the Fund’s realization because the Fund realizes value only when the Private Vehicle distributes proceeds or securities.

Disposition by the Fund of its interest in a Private Vehicle. The Fund may be unable to sell its interest when it wishes, may sell only after a delay or below carrying value, or may be required to sell to a purchaser it did not select.

Investments providing for future delivery of securities. A counterparty’s ability to deliver at settlement may depend on rights applicable to the securities at that time, and the Fund may receive nothing or less than expected.

Conversion of convertible instruments. Securities received on conversion of a SAFE or convertible note become subject to the restrictions applicable to the Portfolio Company’s other securities of that class, even though none applied to the instrument itself.

General SPV Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General SPV Risks

Our investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because SPVs are organized by managers unaffiliated with us and we will typically be one of many investors in the SPV, in purchasing an SPV interest, we entrust all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies.

Some SPVs in which we invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from the value of the underlying securities were we to hold such securities directly. Finally, as investors in an SPV, we own interests in the SPV and have no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual SPVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.

General Co-Investment Vehicle Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Co-Investment Vehicle Risks

In addition to SPVs, the Fund may invest in Co-Investment Vehicles (“CIVs”), which are investments in a primary round of an issuer. A primary financing round is the first time a private company raises capital from outside investors. CIVs are typically organized by a lead investor, such as a venture capital fund or institutional investor, that negotiates the terms of the investment with the issuer. Because the Fund will generally participate as a co-investor rather than as the lead investor, the Fund will have limited or no ability to negotiate the economic or governance terms of the investment, including valuation, liquidation preferences, anti-dilution protections, board representation and information rights.

As with our investments in SPVs, CIV investments will typically require us to bear a pro rata share of the CIV’s expenses, including operating and offering related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because CIVs are organized by managers unaffiliated with us and we will typically be one of many investors in the CIV, in purchasing a CIV interest, we entrust all aspects of the management of the CIV to its manager. CIVs are generally organized as limited liability companies. Some CIVs in which we invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, CIVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in CIVs may differ from the value of the underlying securities were we to hold such securities directly. Finally, as investors in a CIV, we own interests in the CIV and have no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual CIVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.

Investment Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Focus Risk

The Fund may focus its investments in a limited number of issuers. Focusing the Fund’s portfolio in this manner could subject the Fund to a greater degree of risk with respect to the failure of one or a few investments and the Fund’s portfolio will be more susceptible to fluctuations in value resulting from poor performance of a limited number of its investments. As a result, the Fund’s aggregate return may be volatile and may be affected substantially by the performance of only one or a few holdings.

Risk of Lack of Diversification Across Industry Sectors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Lack of Diversification Across Industry Sectors

The Fund’s portfolio will be focused on securities issued by Innovation Companies and other investments with economic characteristics similar to investments in Innovation Companies and as such, it may be subject to more risks than if it were broadly diversified across additional sectors and industries of the economy. General changes in market sentiment towards Innovation Companies may adversely affect the Fund, and the performance of Innovation Companies may lag behind the broader market as a whole. Risks associated with Innovation Companies include, but are not limited to, the following:

Innovation Companies Risk. The Innovation Companies in which the Fund invests are subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences and periodic downturns. The market prices of technology stocks historically have exhibited a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, short product cycles, falling prices and profits, government regulation, lack of standardization or compatibility with existing technologies, intense competition, aggressive pricing, dependence on copyright and/or patent protection and/or obsolete products or services. Certain Innovation Companies may face special risks that their products or services may not prove to be commercially successful. Innovation Companies are also strongly affected by worldwide scientific or technological developments, and as a result, their products may rapidly become obsolete. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results. Innovation Companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, a rising interest rate environment tends to negatively affect Innovation Companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, Innovation Companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. Innovation Companies are often smaller companies with less experienced management teams and they may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources.

These risks may be heightened for Innovation Companies in foreign markets. The foregoing factors may negatively impact the value of any equity securities that the Fund may hold, which could in turn materially adversely affect the Fund’s business, financial condition and results of operations.

Telecommunications Companies Risk. Companies that distribute telephone services and provide access to the telephone networks still comprise the greatest portion of this segment, but non-regulated activities such as wireless telephone services, data transmission and processing, equipment retailing, computer software and hardware and internet services are becoming increasingly significant components as well. In particular, wireless and internet telephone services continue to gain market share at the expense of traditional telephone companies. Increasing competition, technological innovations and other structural changes could adversely affect the profitability of such companies and the growth rate of their dividends. Telecommunications companies can be adversely affected by, among other things, changes in government regulation, intense competition, dependency on patent protection, significant capital expenditures, heavy debt burdens and rapid obsolescence of products and services due to product compatibility or changing consumer preferences, among other things.

Internet Industry Risk. Investing a substantial portion of the Fund’s assets in the Internet industry carries the risk that Internet-related securities will decline in price due to Internet developments. Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

Consumer Discretionary Companies Risk. Consumer discretionary companies deliver non-essential products and services whose demand tends to increase as consumers’ disposable income increases. These companies may include, for example, internet and catalog retailers; specialty retailers of electronics; manufacturers of consumer electronic products; and TV and cable companies. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success can depend heavily on disposable household income, consumer spending, and changes in demographics and consumer tastes.

Health Care Companies Risk. The Fund’s investments in health care companies are subject to a number of risks that may adversely affect their value, including the adverse impact of government regulations and legislative actions. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Obtaining government approvals may be a lengthy, expensive process with an uncertain outcome. In addition, health care companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense competitive pressures. The success of biotechnology and pharmaceutical companies is highly dependent on the development, procurement or marketing of drugs. The values of such companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information.

Biotech Industry Risk. The Fund expects to invest in the Biotechnology Industry. The Fund is therefore subject to the risks associated with that Industry. The Biotechnology Industry includes companies primarily engaged in the research, development, manufacturing and/or marketing of products based on genetic analysis and genetic engineering. The prices of the securities of companies in the Biotechnology Industry may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities. Legislative or regulatory changes and increased government supervision also may affect companies in the Biotechnology Industry. The Biotechnology Industry is a separate industry within the Health Care Sector.

Industrial Products, Services and Equipment Companies Risk. Industrial products, services and equipment companies may include manufacturers of aerospace and defense equipment, home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial products, providers of commercial printing services, and transportation companies. Industrial products, services and equipment companies can be significantly affected by general economic trends, changes in consumer sentiment, commodity prices, technological obsolescence, labor relations, legislation, government regulations and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Semiconductors & Semiconductor Equipment Industry Risk. As a result of the Fund’s investments in the Semiconductors & Semiconductor Equipment Industry, the Fund is subject to the risks associated with that Industry. The Semiconductors & Semiconductor Equipment Industry includes manufacturers of semiconductor equipment, semiconductors and related products, including equipment used in the solar power industry and manufacturers of solar modules and cells. Companies in the Semiconductors & Semiconductor Equipment Industry rely heavily on technology. The prices of the securities of companies in the Semiconductors & Semiconductor Equipment Industry may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, heavy expenses incurred for research and development of products or services that prove unsuccessful, problems related to bringing products to market, and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may negatively impact the industry.

Software Services Industry Risk. Companies that develop and implement software used in advertising and marketing can face risks associated with low barriers to entry, competition, especially in software development, deployment and delivery, and also due to product obsolescence or saturation, changes in regulation especially with respect to consumer or customer data, and technology risk.

PropTech Company Risk. Investing in PropTech means investing in companies that are focused on optimizing the way people research, rent, buy, sell and manage real estate properties through technological innovations. PropTech companies typically use automation, artificial intelligence, or other forms of technology developed for the property industry. These companies may be adversely impacted by government regulations, economic conditions and deterioration in real estate markets generally. Real estate is highly illiquid and substantial in terms of capital required to develop, operate or buy. Real estate-related transactions are expensive, and there can be a vast bid-offer spread (gap between what buyers will offer and sellers will accept) associated with purchases and sales of real estate. Research and due diligence costs are significant. Additionally, the products or solutions offered by PropTech companies may face technical limitations related to connectivity, compatibility, and longevity, with many different technologies competing to become the standard. As a result, PropTech companies typically face intense competition and potentially rapid product obsolescence. Furthermore, the customers and/or suppliers of PropTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on PropTech companies. PropTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. PropTech companies often struggle to gain market share to a degree that enables them to be sustainable.

FinTech Company Risk. Investing in FinTech means investing in companies that research, develop, produce and distribute technologies that are used for advancing the Finance sector. FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. FinTech companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech companies, especially smaller and/or newer companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech companies.

Artificial Intelligence Company Risk. Investing in artificial intelligence (“AI”) companies means investing in companies involved in, or exposed to, AI-related businesses. There is a risk that these companies may have limited product lines, markets, financial resources and/or personnel. These companies typically face intense competition and potentially rapid product obsolescence and depend significantly on consumer preference and demand. These companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss or impairment of such rights. There can be no assurance that these companies will be able to successfully protect their intellectual property rights to prevent the misappropriation of their technology or that competitors will not develop technology that is substantially similar or superior to their technology. Legal and regulatory changes, particularly those related to information privacy and data protection, may have a negative impact on an AI company’s products or services. AI companies often spend significant amounts of resources on research and development, and there is no guarantee that the products or services they produce will be successful. AI-related companies may also face cyberattacks and increasing regulatory scrutiny. The customers and/or suppliers of AI-related companies may be concentrated in a particular country, region or industry, and any adverse event affecting one of these countries, regions or industries could have a negative impact on performance.

AI is an emerging technology and, as a result, is subject to a higher level of risk and uncertainty than more established industries/sectors. The AI companies in which the Fund invests could be adversely affected if AI adoption is slower, more limited or less successful than anticipated. Even if AI is widely adopted in a relatively short period of time, particular AI companies will still face significant risks. Among other risks, AI companies may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress and increased government scrutiny and regulation, and these factors may lead to rapid and unexpected declines in the value of AI companies. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Additionally, given that many AI technologies are innovative and have limited track records, it may be more difficult for the Adviser to select investments that meet the objective of the Fund. Risks to the extent, pace and success of AI adoption include, but are not limited to the following:

●	The legal and regulatory landscape surrounding AI technologies is rapidly evolving and uncertain, including in the areas of intellectual property, cybersecurity, privacy and data protection. For example, there is uncertainty around the validity and enforceability of intellectual property rights related to the use, development, and deployment of AI. Compliance with new or changing laws, regulations or industry standards relating to AI may impose significant operational costs on AI companies and may limit the extent, pace and success of AI adoption more generally. Failure to appropriately respond to this evolving landscape also may result in legal liability, regulatory action, or brand and reputational harm and have a material adverse effect on particular AI companies in which the Fund may invest.
●	AI is typically resource-intensive, and significant investments are generally required to build, train, incorporate, run, utilize and enhance AI models and other AI technologies. The pace, extent and success of AI adoption will depend in part on the availability and cost of the resources necessary to build, train, incorporate, run, utilize and enhance AI models and other AI technologies, including, without limitation, semiconductors and other server components, data center capacity and other data center related resources, including power and cooling. The pace, extent and success of AI adoption, as well as the performance of particular AI companies in which the Fund may invest, may be adversely affected if there are supply shortages, supply chain delays or other supply chain disruptions related to such resources. Conversely, certain AI companies have in the past benefited, and may in the future benefit, from the limited supply of certain AI-related resources, including, without limitation, semiconductors and other server components, data center capacity and other data center related resources, including power and cooling. To the extent that the supply of such resources increases in the future, such supply increases could adversely affect such AI companies, including by reducing pricing power and increasing potential competition.
●	The pace, extent and success of AI adoption is also reliant on the end-user demand of products and services in various industries that may in part utilize AI. The development, adoption, and use of AI technologies are still in their early stages and ineffective or inadequate AI development or deployment practices could reduce demand for AI technologies. For example, demand for AI technologies (as well as demand for the products and services offered by particular AI companies) could be adversely affected if AI companies are perceived to engage in practices or offer products that are controversial because of their purported or real impact on human, intellectual property, privacy, employment or other rights; because they cause other types of social or economic harm; or because they have higher than expected error, failure or hallucination rates. Demand for AI technologies will also depend on a number of other factors including, without limitation, the ability of AI companies to produce AI-related products and services that create demonstrable efficiencies and cost-savings for their end-users; and the ability of end-users to make substantial investments in AI technologies.

Data Infrastructure Investment Risk. Investing in data infrastructure means investing in companies that provide the infrastructure needed to process, store, transport, and distribute data that are essential to the delivery of critical services and required for the functioning of many sectors of the economy including financial systems, public utilities, industrial supply chains, media channels, and telecommunications. The Fund’s investments will be subject to the risks incidental to the ownership and operation of data infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, climatic risks, government regulations, national and international political circumstances and fluctuations in interest rates, rates of inflation or commodities’ prices such as oil and other natural resources essential to the production of data infrastructure assets. Data infrastructure assets may be subject to numerous statutes, rules and regulations relating to environmental protection, health and safety, and social and governance matters. Since investments in data infrastructure and similar assets, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in temporary or permanent reductions in the value of an investment.

Portfolio companies in which the Fund invests may also be subject to additional data infrastructure sector risks related to the operation and maintenance of data infrastructure assets, the ability to dispose of large and costly assets, and a rapidly-evolving technology sector in which new technology may become obsolete over short periods of time. In addition, general economic conditions in relevant jurisdictions, as well as conditions of domestic and international financial markets, may adversely affect operations of data infrastructure companies. In particular, because of the long time-lag between the approval of a project and its actual funding, a well-conceived project reliant on data infrastructure may, as a result of changes in investor sentiment, the financial markets, economic, or other conditions prior to its completion, become an economically unattractive investment.

Cybersecurity Risks of Innovation Companies Risk. Many Innovation Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. The use of AI and machine learning by such companies could exacerbate these risks or result in cybersecurity incidents that implicate personal data.

Data Infrastructure Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The Fund’s investments will be subject to the risks incidental to the ownership and operation of data infrastructure assets, including risks associated with the general economic climate, geographic or market concentration, climatic risks, government regulations, national and international political circumstances and fluctuations in interest rates, rates of inflation or commodities’ prices such as oil and other natural resources essential to the production of data infrastructure assets. Data infrastructure assets may be subject to numerous statutes, rules and regulations relating to environmental protection, health and safety, and social and governance matters. Since investments in data infrastructure and similar assets, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in temporary or permanent reductions in the value of an investment.
Aerospace and Defense Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Aerospace and Defense Companies Risk

Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

Energy Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Energy Sector Risk

The Fund’s investments are exposed to issuers conducting business in the Energy Sector. The Energy Sector includes companies operating in the exploration & production, refining & marketing, and storage & transportation of oil & gas and coal & consumable fuels. It also includes companies that offer oil & gas equipment and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Energy Sector. The performance of companies operating in the Energy Sector is closely tied to the price and supply of energy fuels and international political events.

Pharmaceutical Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Pharmaceutical Sector Risk

The success of companies in the pharmaceutical sector is highly dependent on the development, procurement and marketing of drugs. The values of pharmaceutical companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of pharmaceutical companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the pharmaceutical sector. In addition, pharmaceutical companies may be susceptible to product obsolescence. Many pharmaceutical companies face intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration (“FDA”) or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. Companies in the pharmaceutical sector may also be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. Companies in the pharmaceutical sector may be adversely affected by government regulation and changes in reimbursement rates. The ability of many pharmaceutical companies to commercialize current and any future products depends in part on the extent to which reimbursement for the cost of such products and related treatments are available from third party payors, such as Medicare, Medicaid and other government sponsored programs, private health insurance plans and health maintenance organizations. The international operations of many pharmaceutical companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Such companies also may be characterized by thin capitalization and limited markets, financial resources or personnel, as well as dependence on wholesale distributors. A pharmaceutical company’s valuation can be adversely affected if one of its products proves unsafe, ineffective or unprofitable. The stock prices of companies in the pharmaceutical sector have been and will likely continue to be extremely volatile, in part due to the prevalence of merger and acquisition activity in the pharmaceutical sector. Some of the companies in the Pharmaceutical Index are engaged in other lines of business unrelated to pharmaceuticals, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional pharmaceutical activities, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

Chemicals Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Chemicals Industry Risk

As a result of the Fund’s expected investment in the Chemicals Industry, the Fund is subject to the risks associated with that Industry. The Chemicals Industry includes companies that manufacture and produce industrial and basic chemicals (e.g., plastics, synthetic fibers and films), fertilizers, pesticides and other agricultural chemicals, industrial gases, specialty chemicals (e.g., advanced polymers and adhesives) and other diversified chemicals. The prices of securities of companies in the Chemicals Industry may fluctuate widely due to intense competition, product obsolescence, and raw materials prices. In addition, companies in the Chemicals Industry may be subject to risks associated with the production, handling, and disposal of hazardous chemicals. Legislative or regulatory changes and increased government supervision also may affect companies in the Chemicals Industry. The Chemicals Industry is a separate industry within the Materials Sector.

Illiquid Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investment Risk

Many of the Fund’s investments will be illiquid. The Fund’s investments are generally in non-publicly traded securities (unless one of the Fund’s Portfolio Companies goes public and then only to the extent the Fund has not yet liquidated its securities holdings therein). Although the Fund expects that most of its equity investments will trade on private secondary marketplaces, certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some Portfolio Companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any Portfolio Company at the time it desires to do so and at the price the Adviser anticipates. Illiquid investments may also be difficult to value and their pricing may be more volatile than more liquid investments, which could adversely affect the price at which the Fund is able to sell such instruments. The illiquidity of the Fund’s investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises (e.g., to fund repurchases of Shares). Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, it may realize significantly less than the carrying value of its investments. The Fund has no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of the Fund’s portfolio may be invested in such illiquid securities from time to time.

In addition, because the Fund deploys its capital to invest primarily in equity securities of private companies, it expects that its holdings of securities may require several years to appreciate in value, and the Fund can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that purchasers of Shares could wait for an extended period of time before any appreciation or sale of the Fund’s investments, and any attendant distributions of gains, may be realized.

There is no regular market for interests in many pooled investment vehicles, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable pooled investment vehicle and could occur at a discount to the stated net asset value. If the Adviser determines to cause the Fund to sell its interest in a pooled investment vehicle, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time or forced to sell such interest at an unfavorable time and/or under unfavorable conditions, and such sale would adversely affect the Fund’s NAV
Private Markets Trading Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Markets Trading Risks

The Fund intends to utilize private markets to acquire interests in Portfolio Companies. The Fund may invest in Portfolio Companies by purchasing securities directly from such Portfolio Companies, including through simple agreements for future equity (“SAFEs”). SAFEs represent a contractual right to future equity of a company, in exchange for which the holder of the SAFE contributes capital to the company. SAFEs enable investors to convert their investment to equity upon the occurrence of triggering events set forth in the applicable SAFE. The Fund may also invest in Portfolio Companies through transactions with existing shareholders of the Portfolio Companies, either by purchasing equity interests held by such shareholders or through the use of forward contracts. The Fund will generally have little or no direct access to financial or other information from the Portfolio Companies in which it invests through such private markets. As a result, the Fund is dependent upon the relationships and contacts of the Adviser’s senior investment professionals to obtain the information for the Adviser to perform research and due diligence, and to monitor the Fund’s investments after they are made, under the oversight of the Board of Directors. The Fund makes investments in the securities of Portfolio Companies the Adviser reasonably believes can be fair valued in accordance with the Fund’s valuation procedures. However, there can be no assurance that the Adviser will be able to acquire adequate information on which to make its investment decision with respect to any private market purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the Portfolio Companies in which the Fund invests could cause it to lose part or all of its investment in such companies, which would have a material and adverse effect on the Fund’s NAV and results of operations.

Simple agreements for future equity. A SAFE is a privately negotiated contract entered into directly with a Portfolio Company, rather than with an existing holder of its securities. The Fund pays the full purchase amount at execution and has no further payment obligation of any kind. In exchange, the SAFE grants the Fund a contractual right to receive equity securities of the Portfolio Company upon specified triggering events. A SAFE has no stated maturity date, bears no interest and creates no obligation to repay the purchase amount. Terms are negotiated at the time of investment and vary.

Prior to conversion, the Fund holds only a contractual right against the Portfolio Company and is not a stockholder. It has no voting rights, no right to dividends or other distributions, and no rights in any specific securities. Information rights, pro rata participation rights and “most favored nation” rights, where obtained, arise under the SAFE or a side letter rather than from ownership of any underlying securities.

A SAFE generally settles by conversion into, or payment in respect of, equity securities of the Portfolio Company upon a triggering event, and terminates upon that settlement. The triggering events are typically (i) the Portfolio Company’s next priced equity financing, in which the SAFE converts into the class of preferred stock issued in that financing, or a series having substantially the same rights, at a conversion price determined by reference to a negotiated valuation cap, a discount to the price paid by other investors, or both; (ii) a liquidity event such as a change of control, initial public offering or direct listing, in which the Fund is generally entitled to the greater of the purchase amount or the amount payable on the shares into which the SAFE would then convert; and (iii) a dissolution event, in which the Fund is entitled to payment of the purchase amount out of available assets, junior to indebtedness, pari passu with preferred stock and senior to common stock. Conversion is effected by the Portfolio Company’s issuance of shares; no payment by the Fund is required at settlement. Because a SAFE has no maturity date, if no triggering event occurs it may remain outstanding indefinitely, and the Fund may never receive equity securities or any return of the purchase amount.

Forward contracts. The Fund uses forward contracts to obtain exposure to securities of a Portfolio Company held by an existing holder that cannot presently be transferred to the Fund because of applicable transfer restrictions. The contract is privately negotiated with that holder, which is the Fund’s counterparty; the Portfolio Company is not a party to it. The Fund expects that any such contracts will be prepaid forwards, under which the Fund pays the full purchase price at execution and has no further payment obligation.

Prior to settlement, the Fund does not own the underlying securities and holds only an unsecured contractual claim against the counterparty, which remains the record holder and retains voting and other rights. The Fund has no direct claim against the Portfolio Company, and any obligation of the counterparty to pass through dividends or other distributions exists only to the extent negotiated. The Fund is exposed to the counterparty’s credit and may lose its entire purchase price in the event of the counterparty’s default or insolvency. Counterparties to a prepaid forward contract may be shareholders of a potential portfolio company whereby such shareholders promise future delivery of the portfolio company’s securities upon transferability or other removal of restrictions. Such shareholders may be current or former employees of the portfolio company or direct investors in such portfolio company.

Settlement occurs bilaterally between the Fund and the counterparty, and the contracts are not exchange-traded or centrally cleared. When the applicable transfer restrictions are waived, expire or otherwise terminate, the contract settles either by delivery of the underlying securities to the Fund or, where the counterparty sells them, by payment of the net proceeds. If the restrictions are never waived and do not expire or terminate, settlement may be delayed indefinitely or may not occur, and the Fund may not receive the underlying securities or any return of its purchase price. Pending settlement, the Fund carries the contract at fair value in accordance with its valuation policies and procedures.

In addition, there can be no assurance that Portfolio Companies in which the Fund invests through private markets will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of the Fund’s portfolio investments. Further, prices on private markets, where limited information is available, may not accurately reflect the true value of a Portfolio Company, and may in certain cases overstate a Portfolio Company’s actual value, which may cause the Fund to realize future capital losses on its investment in that Portfolio Company. If any of the foregoing were to occur, it would likely have a material and adverse effect on the Fund’s NAV and results of operations.

Investments in private companies, including through private markets, also entail additional legal and regulatory risks which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions. Failure to comply with such requirements could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private markets and related market practices are still evolving, and, despite the Fund’s efforts to comply with applicable laws, it could be exposed to liability. The regulation of private markets is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Fund as an access vehicle for investment in private shares. Private companies may also increasingly seek to limit trading in their stock, through such methods as contractual transfer restrictions and employment policies. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, the Fund’s ability to find investment opportunities and to liquidate its investments could be adversely affected.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Directors and in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). See “Determination of Net Asset Value” below. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. This risk is particularly exaggerated for mid-stage growth Portfolio Companies, given their limited history and significant change in cash flow generation over time.

The Fund’s portfolio investments are generally privately traded securities. The Fund’s investment in the privately offered securities of Portfolio Companies are fair valued by the Adviser in accordance with the procedures described under “Determination of Net Asset Value” below. Within the parameters of the Fund’s valuation procedures, the valuation methodologies used to value such investments will involve subjective judgments and projections and may not be accurate. Valuation methodologies will also involve assumptions and opinions about future events, which may or may not turn out to be correct. Valuations and appraisals of the Portfolio Companies will be only estimates of fair value. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Adviser and the Fund’s independent third party valuation agents or pricing services. Independent third party valuations and appraisals of the Portfolio Companies may only be conducted on a periodic basis. If the relevant asset’s value changes after such appraisal, it will be difficult for the Adviser to quantify the impact of such change and the necessary information to make a full assessment of the value may not be immediately available, which may require the Adviser to make an assessment of fair value with incomplete information. A material change in an investment in privately offered securities or a new appraisal of such an investment may have a material impact on the Fund’s overall NAV, resulting in a sudden increase or decrease to the Fund’s NAV per Share.

Although the Fund uses good faith efforts to determine the fair value of Portfolio Companies, the fair value will be dependent on information provided by its service providers including the Adviser and any independent third-party valuation agent. The Fund will also rely to some extent on information provided by the Portfolio Companies, which may not be timely or comprehensive. In addition, such information may not be available because it is difficult to obtain financial and other information with respect to private companies, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, the Fund’s determinations of fair value may differ materially from the values that would be assessed if a readily available market for these securities existed. Due to this uncertainty, the Fund’s fair value determinations for Portfolio Companies may cause its NAV on a given date to materially understate or overstate the value that the Fund may ultimately realize on one or more of its investments. As a result, investors purchasing Shares based on an overstated NAV would pay a higher price than the value of the Fund’s investments might warrant. Conversely, investors redeeming Shares during a period in which the NAV understates the value of the Fund’s investments will receive a lower price for their Shares than the value of the Fund’s investments might warrant.

Additionally, the valuation of the Fund’s investments in pooled investment vehicles is ordinarily determined based upon valuations provided by the managers of the pooled investment vehicle, which may not be audited. A majority of the securities in which the pooled investment vehicles invest will not have a readily ascertainable market price and will be valued by the managers of the pooled investment vehicles (a “Portfolio Fund Manager”). In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any pooled investment vehicle, the accuracy of the valuations provided by the pooled investment vehicle, that the pooled investment vehicle will comply with its own internal policies or procedures for keeping records or making valuations, or that a pooled investment vehicle’s policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a pooled investment vehicle, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error and the Board of Directors and/or its Valuation Designee (defined below) may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Adviser’s, or the Fund’s judgments regarding valuations (as applicable) should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Further, valuations do not necessarily represent the price at which an asset would sell, since market prices of assets can only be determined by negotiation between a willing buyer and seller. As such, the carrying value of an asset may not reflect the price at which the asset could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. In addition, accurate valuations are more difficult to obtain in times of low transaction volume because there are fewer market transactions that can be considered in the context of the appraisal. It also may be difficult to reflect fully and accurately rapidly changing market conditions or material events that may impact the value of the Fund’s investments between valuations, or to obtain complete information regarding any such events in a timely manner. There will be no retroactive adjustment in the valuation of such assets, the offering price of the Shares, the price the Fund paid to repurchase Shares or NAV-based fees the Fund paid to the Adviser to the extent such valuations prove to not accurately reflect the realizable value of the Fund’s assets. Because the price you will pay for Shares in this offering, and the price at which your Shares may be repurchased in a repurchase offer by the Fund, are based on NAV per Share, you may pay more than realizable value or receive less than realizable value for your investment if assets are mispriced. In addition, the participation of the Adviser’s personnel in the Fund’s valuation process could result in a conflict of interest, as the management fee paid to the Adviser is based on the value of the Fund’s assets.

Risks of Complex Capital Structures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Complex Capital Structures

A primary feature of the Fund’s investment objective is to invest in private, operating, late-stage, growth companies, either through private secondary transactions or direct investments in such companies, and to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering or a merger or acquisition transaction. Such private companies frequently have much more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where the Adviser is able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the Adviser has limited information with respect to such capital structures. There can be no assurance that the Fund will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a Portfolio Company’s equity securities. Any failure on the Adviser’s part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause it to lose part or all of its investment, which in turn could have a material and adverse effect on NAV and results of operations.

Risks of Venture-Backed Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Venture-Backed Companies

The venture-backed companies in which the Fund invests may involve a high degree of business and financial risk because many have short operating histories and involve novel technology, products, or services. These companies, in some cases, may have significant variations in operating results, may be engaged in a rapidly changing business environment with products subject to a substantial risk of obsolescence, may require significant additional capital to support their operations, or may otherwise have a weak financial condition. Many venture-backed companies fail to become profitable and the capital invested in them, including the Fund’s investments, is often unsecured. Therefore, if a company fails to become profitable the Fund’s entire investment may be lost. Additionally, a venture-backed company’s success is often dependent on its management team, which may not have prior experience running a high-growth company or may suffer from turnover of key personnel. Venture-backed companies often rely on market trends, which may not be sustainable, or on a competitive advantage that may be lost as competitors move into the marketplace. Further, venture-backed firms may be subject to high barriers of success that are dependent on large amounts of future capital investments, government approval of products or services, protecting intellectual property, and economic conditions. An issue with any of these barriers could cause the company to fold. Finally, the return on investment in venture-backed companies depends on the company’s ability to have a timely exit event, such as an IPO or merger or sale. A failure to obtain such an exit could result in substantial losses to the company’s equity holders, including the Fund. Thus, the Fund is subject to the risk of loss of all or substantially all its investments.

Risk of Drag-Along Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Drag-Along Rights

The private company securities the Fund acquires (or into which they are convertible) may be subject to drag-along rights, a standard term in a stock purchase agreement that permits a majority stockholder in the company to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a Portfolio Company at a specified price, which could be, in the Adviser’s opinion, inadequate or undesirable or even below the appropriate cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that the Adviser deems appropriate on the investment. Accordingly, the Fund may not be able to realize gains from its investments, and any gains that the Fund does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and each individual investment professional may not be successful in selecting the best investments or investment techniques, and the Fund’s performance may lag behind that of similar funds. If the investment strategies do not perform as expected, if opportunities to implement those strategies do not arise, or if the team does not implement its investment strategies successfully, an investment portfolio may underperform or suffer significant losses. Prior to the launch of VCX, the Adviser’s primary experience was in managing real estate investments. The Adviser’s limited experience in managing the Fund’s investment strategy may hinder the Fund’s ability to secure attractive investment opportunities and, as a result, may limit the profitability of the Fund and detract from the Fund’s ability to achieve its investment objective. There is no assurance that a manager’s investment strategies will be successful, or that previously successful strategies will continue to be successful in the future.

The Fund relies upon the Adviser’s investment professionals to identify suitable investments. Rise Companies and other Fundrise entities also rely on these professionals for investment opportunities. To the extent the Adviser’s investment professionals face competing demands upon their time in instances when the Fund has capital ready for investment, the Fund may face delays in execution. The Fund could also suffer from delays in locating suitable investments as a result of the Fund’s reliance on the Adviser at times when its officers, employees, or agents are simultaneously seeking to locate suitable investments for other Fundrise sponsored programs. Further, it may be difficult for the Fund to invest the net offering proceeds promptly and on attractive terms. Delays the Fund encounters in the selection or sale of investments could limit the Fund’s ability to pay distributions to Shareholders and lower their overall returns.

Further, the Fund’s ability to achieve its investment objective and to pay distributions depends upon the performance of the Adviser in the acquisition of the Fund’s investments and the ability of the Adviser to identify investment opportunities for the Fund. The more money the Fund raises in the offering of its Shares, the greater the Fund’s challenge will be to invest all of the net offering proceeds on attractive terms. The Fund cannot assure Shareholders that the Adviser will be successful in obtaining suitable investments on financially attractive terms or that, if the Adviser makes investments on the Fund’s behalf, the Fund’s objective will be achieved.

Rise Companies is a development stage company and, as a company in the early stages of development, Rise Companies faces increased risks, uncertainties, expenses and difficulties.

In order for the Fund to be successful, the volume of investments and financings originated through the Fundrise Platform will need to increase, which will require Rise Companies to increase its facilities, personnel and infrastructure to accommodate the greater obligations and demands on the Fundrise Platform. The Fundrise Platform is dependent upon the website to maintain current listings and transactions in real estate-related and alternative assets. Rise Companies also expects to constantly update its software and website, expand its customer support services and retain an appropriate number of employees to maintain the operations of the Fundrise Platform. If the Fund’s business grows substantially, Rise Companies may need to make significant new investments in personnel and infrastructure to support that growth. If Rise Companies is unable to increase the capacity of the Fundrise Platform and maintain the necessary infrastructure, or if Rise Companies is unable to make significant investments on a timely basis or at reasonable costs, Shareholders may experience delays in receipt of distributions on the Fund’s Shares, periodic downtime of the Fundrise Platform or other disruptions to the Fund’s business and operations.

In addition, to continue the development of the Fundrise Platform, Rise Companies will require substantial additional funds. To meet such financing requirements in the future, Rise Companies may raise funds through equity offerings, debt financings or strategic alliances. Raising additional funds may involve agreements or covenants that restrict Rise Companies’ business activities and options. Additional funding may not be available to it on favorable terms, or at all. If Rise Companies is unable to obtain additional funds for the operation of the Fundrise Platform, it may be forced to reduce or terminate its operations, which may adversely affect the Fund’s business and results of operations.

If the security of Shareholders’ confidential information stored in Rise Companies’ systems is breached or otherwise subjected to unauthorized access, Shareholders’ secure information may be stolen.

The Fundrise Platform may store investors’ bank information and other personally-identifiable sensitive data. The Fundrise Platform is hosted in data centers that are compliant with payment card industry security standards and the website uses daily security monitoring services provided by Symantec Corporation. However, any accidental or willful security breach or other unauthorized access could cause Shareholders’ secure information to be stolen and used for criminal purposes, and Shareholders would be subject to increased risk of fraud or identity theft. Because techniques used to obtain unauthorized access or to sabotage systems change frequently and generally are not recognized until they are launched against a target, the Fundrise Platform and its third-party hosting facilities may be unable to anticipate these techniques or to implement adequate preventative measures. Security breach, whether actual or perceived, would harm the Fund’s reputation, resulting in the potential loss of investors and adverse effect on the value of a Shareholder’s investment in the Fund.

Any significant disruption in service on the Fundrise Platform or in its computer systems could reduce the attractiveness of the Fundrise Platform and result in a loss of users.

If a catastrophic event resulted in a platform outage and physical data loss, the Fundrise Platform’s ability to perform its functions would be adversely affected. The satisfactory performance, reliability, and availability of Rise Companies’ technology and its underlying hosting services infrastructure are critical to Rise Companies’ operations, level of customer service, reputation and ability to attract new users and retain existing users. Rise Companies’ hosting services infrastructure is provided by a third party hosting provider (the “Hosting Provider”). Rise Companies also maintains a backup system at a separate location that is owned and operated by a third party. The Hosting Provider does not guarantee that users’ access to the Fundrise Platform will be uninterrupted, error-free or secure. Rise Companies’ operations depend on the Hosting Provider’s ability to protect its and Rise Companies’ systems in its facilities against damage or interruption from natural disasters, power or telecommunications failures, air quality, temperature, humidity and other environmental concerns, computer viruses or other attempts to harm the Fund’s systems, criminal acts and similar events. If Rise Companies’ arrangement with the Hosting Provider is terminated, or there is a lapse of service or damage to its facilities, Rise Companies could experience interruptions in its service as well as delays and additional expense in arranging new facilities. Any interruptions or delays in Rise Companies’ service, whether as a result of an error by the Hosting Provider or other third-party error, Rise Companies’ own error, natural disasters or security breaches, whether accidental or willful, could harm the Fund’s ability to perform any services for corresponding project investments or maintain accurate accounts, and could harm Rise Companies’ relationships with users of the Fundrise Platform and Rise Companies’ reputation. Additionally, in the event of damage or interruption, Rise Companies’ insurance policies may not adequately compensate Rise Companies for any losses that the Fund may incur. Rise Companies’ disaster recovery plan has not been tested under actual disaster conditions, and it may not have sufficient capacity to recover all data and services in the event of an outage at a facility operated by the Hosting Provider. These factors could prevent the Fund from processing or posting payments on the corresponding investments, damage Rise Companies’ brand and reputation, divert Rise Companies’ employees’ attention, and cause users to abandon the Fundrise Platform.

The Fund’s ability to implement its investment strategy is dependent, in part, upon its ability to successfully conduct the offering through the Fundrise Platform, which makes an investment in the Fund more speculative.

The Fund will conduct the offering primarily through the Fundrise Platform, which is owned by Fundrise, LLC. The success of this offering, and the Fund’s ability to implement its investment strategy, is dependent upon the Fund’s ability to sell its Shares to investors through the Fundrise Platform. If the Fund is not successful in selling its Shares through the Fundrise Platform, the Fund’s ability to raise proceeds through this offering will be limited and the Fund may not have adequate capital to implement its investment strategy. If the Fund is unsuccessful in implementing its investment strategy, a Shareholder could lose all or a part of his or her investment.

The Fund relies on third-party banks and on third-party computer hardware and software. If the Fund is unable to continue utilizing these services, the Fund’s business and ability to service the corresponding project loans may be adversely affected.

The Fund and the Fundrise Platform rely on third-party and FDIC-insured depository institutions to process the Fund’s transactions, including payments of corresponding loans, processing of subscriptions under this offering and distributions to Shareholders. Under the Automated Clearing House (ACH) rules, if the Fund experiences a high rate of reversed transactions (known as “chargebacks”), the Fund may be subject to sanctions and potentially disqualified from using the system to process payments. The Fundrise Platform also relies on computer hardware purchased and software licensed from third parties. This purchased or licensed hardware and software may be physically located off-site, as is often the case with “cloud services.” This purchased or licensed hardware and software may not continue to be available on commercially reasonable terms, or at all. If the Fundrise Platform cannot continue to obtain such services elsewhere, or if it cannot transition to another processor quickly, the Fund’s ability to process payments will suffer and Shareholders’ ability to receive distributions will be delayed or impaired.

If the Adviser fails to retain its key personnel, the Fund may not be able to achieve its anticipated level of growth and its business could suffer.

The Fund’s future depends, in part, on the Adviser’s ability to attract and retain key personnel. The Fund’s future also depends on the continued contributions of the executive officers and other key personnel of the Adviser, each of whom would be difficult to replace. In particular, the Founder/Chief Executive Officer of Rise Companies, who is the Chief Executive Officer of the Adviser, is critical to the management of the Fund’s business and operations and the development of the Fund’s strategic direction. The loss of the services of the Chief Executive Officer or other executive officers or key personnel of the Adviser and the process to replace any of the Adviser’s key personnel would involve significant time and expense and may significantly delay or prevent the achievement of the Fund’s business objectives.

If the Fund’s techniques for managing risk are ineffective, the Fund may be exposed to unanticipated losses.

In order to manage the significant risks inherent in the Fund’s business, the Fund must maintain effective policies, procedures and systems that enable the Fund to identify, monitor and control the Fund’s exposure to market, operational, legal and reputational risks. The Fund’s risk management methods may prove to be ineffective due to their design or implementation or as a result of the lack of adequate, accurate or timely information. If the Fund’s risk management efforts are ineffective, the Fund could suffer losses or face litigation, particularly from the Fund’s clients, and sanctions or fines from regulators. The Fund’s techniques for managing risks may not fully mitigate the risk exposure in all economic or market environments, or against all types of risk, including risks that the Fund might fail to identify or anticipate. Any failures in the Fund’s risk management techniques and strategies to accurately quantify such risk exposure could limit the Fund’s ability to manage risks or to seek positive, risk-adjusted returns. In addition, any risk management failures could cause fund losses to be significantly greater than historical measures predict. The Fund’s more qualitative approach to managing those risks could prove insufficient, exposing the Fund to unanticipated losses in the Fund’s NAV and therefore a reduction in the Fund’s revenues.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition Risk

The securities industry and the varied strategies and techniques to be engaged in by the Adviser are extremely competitive and each involves a degree of risk. The Fund expects competition to persist and intensify in the future, which could harm the Fund’s ability to locate an adequate number of attractive investment opportunities.

The Fund’s principal competitors include private equity and venture capital funds, secondary market funds, other equity and non-equity based investment funds, investment banking firms, and other sources of financing, including traditional financial services companies such as commercial banks and specialty finance companies, as well as online lending platforms that compete with the Fundrise Platform. In addition, in the future the Fund and the Fundrise Platform may experience new competition from more established internet companies possessing large, existing customer bases, substantial financial resources and established distribution channels.

Many of the Fund’s current or potential competitors have significantly more financial, technical, marketing and other resources than the Fund does and may be able to devote greater resources to the development, promotion, sale and support of their platforms and distribution channels. The Fund’s potential competitors may also have longer operating histories, more extensive customer bases, greater brand recognition and broader customer relationships than the Fund has. Some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments. These competitors may be better able to develop new products, to respond quickly to new technologies and to undertake more extensive marketing campaigns. Furthermore, if the Fund qualifies as a RIC in a future taxable year, the Fund will be subject to additional regulatory restrictions which certain of the Fund’s competitors are not subject to. There can be no assurance that the competitive pressures the Fund faces will not have a material adverse effect on its business, financial condition and results of operations. Also, because of this competition, the Fund may not be able to take advantage of attractive investment opportunities from time to time, and the Fund can offer no assurance that it will be able to identify and make direct equity investments that are consistent with its investment objective.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk

The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, such as ongoing conflicts involving Russia and Ukraine and in the Middle East, including the war with Iran, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including Fundrise Advisors, LLC as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Economic recessions or downturns may result in a prolonged period of market illiquidity, which could have an adverse effect on the Fund’s business, financial condition and results of operations. Unfavorable economic conditions also could reduce investments on the Fundrise Platform by investors. Periods of economic slowdown or recession, high interest rates, declining employment levels or other negative economic conditions could have a negative impact on the availability and liquidity of investment opportunities. These events could adversely affect the Fund’s demand among investors, which will impact the Fund’s results of operations.

Recent U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating of the United States. In May 2025, Moody’s, a credit rating agency, downgraded the U.S. federal government’s long-term issuer and senior unsecured debt ratings from Aaa to Aa1. The downgrade by Moody’s reflects the increase over more than a decade in U.S. federal government debt and interest payment ratios. The impact of this or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the United States and global financial markets and economic conditions. In recent years, the Federal Reserve has raised benchmark interest rates in an effort to combat inflation. Higher benchmark interest rates increase borrowing costs and may negatively impact the Fund’s ability to access the debt markets on favorable terms. In addition, disagreement over the federal budget has caused the U.S. federal government to essentially shut down for periods of time. Continued adverse political and economic conditions could have an adverse effect on the Fund’s business, financial condition and results of operations.

The current conditions and events affecting the worldwide financial markets and various social and political tensions in the United States and around the world may continue to contribute to increased market volatility, may have long-term effects on the United States and worldwide financial markets, and may cause further economic uncertainties or deterioration in the United States and worldwide. The issuers in which the Fund invests could be significantly impacted by emerging events and uncertainty of this type and the Fund will be negatively impacted if the value of its portfolio holdings decrease as a result of such events and the uncertainty they cause. Economic uncertainty can have a negative impact on the Fund’s business through changing spreads, structures and purchase multiples, as well as the overall supply of investment capital. Finally, public health crises, pandemics and epidemics may increase as international travel continues to rise and could adversely impact the Fund’s business by interrupting business, supply chains and transactional activities, disrupting travel, and negatively impacting local, national or global economies. The financial markets may continue to be affected by these events, as well as rapid technological developments, such as AI, and the Fund cannot predict the effects of these or similar events in the future on the United States economy and securities markets or on the Fund’s investments. As a result of these factors, there can be no assurance that the Fund will be able to successfully monitor developments and manage the Fund’s investments in a manner consistent with achieving the Fund’s investment objective.

In addition, public health concerns (such as the spread of infectious diseases, pandemics and epidemics), natural/environmental disasters, acts of God, political or social unrest, market manipulation, government defaults, government shutdowns, political changes or diplomatic developments, fire, wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on local, U.S. and world economies and markets generally. The Fund does not know how long the U.S. economy and financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. economy and financial markets. Those events also could have an acute effect on individual issuers or groups of issuers. These risks also could adversely affect individual investments, interest rates, secondary trading, credit risk, inflation, deflation and other factors that could adversely affect the Fund’s investments and cause the Fund to lose value.

Artificial Intelligence Tools Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Artificial Intelligence Tools Risk

The Adviser and its affiliates use certain AI tools as general productivity and operational support tools and may adopt other such tools for use in the future. Investment decisions for the Fund are made by the Adviser’s investment committee and are not made by or delegated to AI tools. As of the date hereof, these tools include enterprise generative artificial intelligence services, based on large language models, that are provided by third parties (currently Google LLC (Gemini), OpenAI (ChatGPT) and Anthropic, PBC (Claude)), and are made available to the Adviser and its affiliates under enterprise arrangements maintained by Rise Companies.

The use of these tools subjects the Fund to a number of risks. Generative AI tools may produce output that is inaccurate, incomplete, outdated or fabricated, and may do so in a manner that appears authoritative. The Adviser relies on human review to verify output and to govern the use of these tools, which may prove inadequate, may not keep pace with the development of these tools or may not be followed. To the extent inaccurate output is not detected and is reflected in research summaries, memoranda, diligence materials, valuation inputs, operational or compliance reports or other work product, errors may propagate into the Adviser’s processes, including into materials considered by the investment committee.

These tools are developed and maintained by third parties under enterprise arrangements maintained by Rise Companies, and neither the Fund nor the Adviser controls the underlying models or has recourse against the providers. A provider may modify, degrade, discontinue or change the terms of a tool, or may experience outages or security incidents, any of which could disrupt the Adviser’s operations and increase the Fund’s expenses. Laws, regulations and regulatory expectations concerning the use of artificial intelligence by investment advisers are developing rapidly, including with respect to supervision, compliance and the maintenance of books and records. Compliance may increase the Adviser’s costs, and any failure to comply could subject the Adviser or its affiliates to regulatory action, litigation or reputational harm, any of which could adversely affect the Adviser’s ability to manage the Fund. The Adviser may adopt additional tools or expand their use at any time without notice to Shareholders, which may increase these risks.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Common Stock Risk

Common stock of an issuer in the Fund’s portfolio may be volatile, and prices may fluctuate based on changes in a company’s financial condition and overall market and economic circumstances. Although common stocks have historically generated higher average total returns than fixed income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and, in certain periods, have significantly under-performed relative to fixed income securities. Common stock in which the Fund may invest is structurally subordinated as to a company’s income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities Risk

Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments. The market value of preferred securities may be affected by favorable and unfavorable changes impacting companies in the utilities and financial services sectors, which are prominent issuers of preferred securities, and by actual and anticipated changes in tax laws, such as changes in corporate income tax rates or the dividends received deduction. Because the claim on an issuer’s earnings represented by preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk

A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets or reference rates. Derivatives are subject to a number of risks described elsewhere in this Prospectus, including interest rate risk and management risk. The performance of derivatives depends largely on the performance of the underlying assets, interest rates or indices to which the derivatives relate. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to its derivative transactions will affect the value of those instruments. By using derivatives that expose the Fund to counterparties, the Fund assumes the risk that its counterparties could experience financial hardships that could call into question their continued ability to perform their obligations. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative transaction would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative transaction and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. As a result, concentrations of such derivatives in any one counterparty would subject the Fund to an additional degree of risk with respect to defaults by such counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, interest rate or index to which the derivative relates. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost or other factors. If the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivative instruments can be volatile and illiquid. They may disproportionately increase losses, and may have a potentially large impact on Fund performance.

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reverse Repurchase Agreements Risk

The Fund may borrow for investment purposes using reverse repurchase agreements. Reverse repurchase agreements are financing arrangements that involve sales by the Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. Reverse repurchase agreements do not mitigate the Fund’s risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. The Fund may enter into both exchange-traded and over-the-counter reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.

Warrants and Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warrants and Rights Risk

Warrants and rights are subject to the same market risks as common stocks, but are more volatile in price. Warrants and rights do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in the assets of the issuer. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying security and a warrant or right ceases to have value if it is not exercised prior to its expiration date. The purchase of warrants or rights involves the risk that the Fund could lose the purchase value of a warrant or right if the right to subscribe for additional shares is not exercised prior to the warrants’ or rights’ expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the price of the underlying security.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options Risk

The Fund’s options investments involve certain risks, including general risks related to derivative instruments. When purchasing options, the Fund risks losing the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs. When trading options in the OTC market, many of the protections afforded to exchange participants will not be available. If a counterparty fails to make delivery of the security underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Additionally, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and the Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. The Fund could then incur transaction costs upon the sale of the underlying reference instruments.

Forward Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward Contracts Risk

A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference asset at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to the risks associated with derivatives generally, including correlation risk, counterparty risk, leverage risk, liquidity risk, pricing risk and volatility risk. The Fund anticipates that the equity forward contracts it will enter into will be prepaid forwards, which entail an upfront payment of the purchase price by the purchasing party (in this case, the Fund). Where the Fund enters into prepaid forwards, it is subject to the risk of losing its entire purchase price in the event of counterparty default. The forward contracts into which the Fund will enter may be subject to transfer restrictions. There is no guarantee that any such restriction will be waived. If a waiver of transfer restriction on the underlying issuer’s stock is not obtained, the Fund will not actually have exposure to the underlying security.

Issuer-Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer-Specific Risk

A security issued by a particular issuer may be impacted by factors that are unique to that issuer and thus may cause that security’s return to differ from that of the market. As a result, investments impacted by such factors may result in underperformance. This risk will be greater if an account concentrates its investments.

Smaller Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Smaller Company Risk

Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies and the purchase or sale of more than a limited number of shares of smaller companies may affect their stock prices. Smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks. In addition, smaller companies tend to have fewer key suppliers and customers, limited product lines, markets, distribution channels or financial resources, and management of such companies may be dependent upon one or a few key people. Changes in suppliers, customers, business lines or personnel, therefore, may have a greater impact on a smaller company’s stock price than on a larger company. The market movements of equity securities issued by companies with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

Early-Stage Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Early-Stage Company Risk

Early-stage companies often experience unexpected problems in the areas of product development, manufacturing, marketing, financing and general management, which, in some cases, cannot be adequately solved. Early-stage companies may require substantial amounts of financing which may not be available through institutional private placements or the public markets. In addition, the markets that early-stage companies target are highly competitive and in many cases the competition consists of larger companies with access to greater resources. The percentage of companies that survive and prosper can be small.

New Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Issues Risk

“New Issues” are initial public offerings of equity securities. There is no assurance that the Fund will have access to profitable IPOs. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering. When an initial public offering is brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.

Restricted and Illiquid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restricted and Illiquid Securities Risk

Illiquid securities are securities that are not readily marketable. These securities may include restricted securities, which cannot be resold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Many private company securities may be restricted securities and/or considered illiquid. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the Fund’s net asset value and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some securities could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Rule 144A Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rule 144A Securities Risk

The Fund may purchase Rule 144A securities for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A promulgated under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. The Board has determined that Rule 144A securities may be considered liquid securities if so determined by the Adviser. The Adviser has adopted policies and procedures for the purpose of determining whether securities that are eligible for resales under Rule 144A are liquid or illiquid. Pursuant to those policies and procedures, the Adviser may make the determination as to whether a particular security is liquid or illiquid with consideration to be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security, the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. To the extent that liquid Rule 144A securities that the Fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase. The Adviser will monitor Fund investments in Rule 144A securities and will consider appropriate measures to enable the Fund to meet any investment limitations and to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk

As a “non-diversified” investment company under the 1940 Act, the Fund may invest more than 5% of its total assets in the securities of a single issuer. Therefore, the Fund may be more susceptible than a diversified fund to being adversely affected by events impacting a single borrower, geographic location, security or investment type.

Interest Rates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings and hedges.

Below Investment Grade (High Yield or Junk) Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade (High Yield or Junk) Securities Risk

The Fund may have exposure to investments that are rated below investment grade or that are unrated but are judged by the Adviser to be of credit quality comparable to securities rated below investment grade by an NRSRO. Lower grade securities may be particularly susceptible to economic downturns and are inherently speculative. It is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The retail secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in Shares, both in the short-term and the long-term.

Foreign Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Companies Risk

While the Fund intends to invest primarily in U.S. companies, the Fund may invest on an opportunistic basis in certain non-U.S. companies, including those located in emerging markets, that otherwise meet the Fund’s investment criteria. Investing in foreign companies, and particularly those in emerging markets, may expose the Fund to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, nationalization of companies by foreign governments, imposition of foreign taxes (including withholding taxes) at potentially confiscatory levels, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, the Fund may have difficulty enforcing its rights as equity holders in foreign jurisdictions. In addition, to the extent the Fund invests in non-U.S. companies, it may face greater exposure to foreign economic developments.

International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries which could have a negative impact on the Fund’s performance. Events such as these are difficult to predict and may or may not occur in the future.

Although the Fund expects that most investments will be U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

The Fund will pay (and stockholders will bear) any costs and expenses relating to the use of leverage by the Fund, to the extent the Fund bears such costs, which will result in a reduction in the NAV of the Shares.

Leverage may result in greater volatility of the NAV of, and distributions on, the Shares because changes in the value of the Fund’s portfolio investments, including investments purchased with the proceeds from Borrowings or the issuance of Preferred Shares, if any, are borne entirely by holders of Shares. Shares income may fall if the interest rate on Borrowings or the dividend rate on preferred stock rises, and may fluctuate as the interest rate on Borrowings or the dividend rate on Preferred Shares varies. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Shares to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, the Fund’s use of leverage will result in increased operating costs. Thus, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of Shares will be reduced, and if the then-current cost of any leverage together with related expenses were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to holders of Shares than if the Fund were not so leveraged.

Any decline in the NAV of the Fund will be borne entirely by holders of Shares. Therefore, if the market value of the Fund’s portfolio declines, the Fund’s use of leverage will result in a greater decrease in NAV to holders of Shares than if the Fund were not leveraged.

Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage or portfolio composition or otherwise. In addition, the terms of the credit agreements may also require that the Fund pledge some or all of its assets as collateral. Such restrictions may be more stringent than those imposed by the 1940 Act and limit the Fund’s ability to effectively manage its portfolio.

Rule 18f-4 under the 1940 Act governs the use of derivatives and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies. Among other things, Rule 18f-4 requires mutual funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit on their use of certain derivatives and financing transactions and to adopt and implement a derivatives risk management program. A fund that uses derivative instruments in a limited amount (that is, the Fund’s derivatives exposure does not exceed 10% of its net assets, as calculated in accordance with Rule 18f-4) is not subject to all the requirements of Rule 18f-4. As of the date of this prospectus, the Fund qualifies as a limited derivatives user as described in Rule 18f-4. Rule 18f-4 could have an adverse effect on the Fund’s performance and ability to implement its investment strategies. There is no guarantee that the requirements of Rule 18f-4 that are applicable to the Fund will be effective in reducing the risks inherent in the Fund’s derivative investments.

Non-Listed Closed-End Fund; Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Listed Closed-End Fund; Liquidity Risk

The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund is not a liquid investment. The Fund is not intended to be a typical traded investment. Shareholders are also subject to transfer restrictions and there is no guarantee that they will be able to sell their Shares. If a secondary market were to develop for the Shares in the future, and a Shareholder is able to sell his or her Shares, the Shareholder will likely receive less than the purchase price and the then-current NAV per Share. It is also likely that Shares would not be accepted as the primary collateral for a loan.

The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Fund intends, but is not obligated, to conduct quarterly repurchase offers in the sole discretion of the Board; provided, that it is not expected that such repurchase offers will be for Shares in an amount of more than 5% of the Fund’s net assets. Any repurchases of Shares will be made to all holders of Shares, at such times and on such terms as may be determined by the Board from time to time in its sole discretion. The Adviser will not recommend to the Board that the Fund conduct a repurchase offer during any period of time when the Adviser believes that conducting such a repurchase offer would not be in the best interests of the Fund and its shareholders, and there may be extended periods of time when the Fund does not conduct a repurchase offer. No Shareholder will have the right to require the Fund to repurchase its Shares.

In connection with any repurchase offer, the number of Shares tendered for repurchase may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. Hence, you may not be able to sell your Shares when or in the amount that you desire.

Notwithstanding the foregoing, no assurance can be given that these repurchases will occur as contemplated or at all.

For additional information concerning the risks associated with repurchase offers, please see Repurchase Offers Risk below.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk

The repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders may have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Expiration Date, and to the extent there is any delay between the Expiration Date and the Valuation Date. The NAV on the Expiration Date or the Valuation Date may be higher or lower than on the date a Shareholder submits a repurchase request.

Corporate Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Debt Securities Risk

The Fund may invest in corporate debt securities generally, including corporate bonds of technology-related companies. Corporate bonds include a wide variety of debt obligations of varying maturities issued by U.S. and foreign corporations (including banks) and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures and similar instruments and securities. The Fund will invest in U.S. dollar-denominated corporate bonds and may also invest in bonds denominated in foreign currencies in accordance with the Fund’s investment objective and policies.

The value of corporate bonds may be affected by factors directly relating to their issuers, including but not limited to investor and market perceptions, creditworthiness, financial performance, capital structure, management of the issuer and demand for the issuer’s goods or services. Corporate bonds may also be subject to interest rate, liquidity and valuation risks.

The Fund has the flexibility to invest in corporate bonds that are below investment grade quality. Corporate bonds rated below investment grade quality (that is, rated below “BBB-” by Standard & Poor’s Corporation (“S&P”) or Fitch Ratings, Inc. (“Fitch”), below “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by another nationally recognized statistical rating organization (“NRSRO”)) are commonly referred to as “high yield” securities or “junk bonds.” Issuers of securities rated BB+/Ba1 are regarded as having current capacity to make principal and interest payments but are subject to business, financial or economic conditions which could adversely affect such payment capacity. Corporate bonds rated BBB- or Baa3 or above are considered “investment grade” securities. Corporate bonds rated Baa are considered medium grade obligations that lack outstanding investment characteristics and have speculative characteristics, while corporate bonds rated BBB are regarded as having adequate capacity to pay principal and interest. Corporate bonds rated below investment grade quality are obligations of issuers that are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Corporate bonds rated below investment grade tend to be less marketable than higher-quality securities because the market for them is less broad. The market for corporate bonds unrated by any NRSRO is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly and the Fund may have greater difficulty selling its portfolio securities. The Fund will be more dependent on the Adviser’s research and analysis when investing in these securities.

The ratings of Moody’s, S&P and Fitch generally represent their opinions as to the quality of the bonds they rate. It should be emphasized, however, that such ratings are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk and liquidity of the securities. Consequently, bonds with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield.

Subject to rating agency guidelines, the Fund may invest a significant portion of its assets in broad segments of the bond market. If the Fund invests a significant portion of its assets in one segment, the Fund will be more susceptible to economic, business, political, regulatory and other developments generally affecting issuers in such segment of the corporate bond market.

Convertible Securities and Synthetic Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities and Synthetic Convertible Securities Risk

The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. Similar to traditional fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stock. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar credit quality because of the potential for capital appreciation. A convertible security, in addition to providing current income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock.

Synthetic convertible securities differ from convertible securities in certain respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its debt component and its convertibility component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secured Loans Risk

Loans held by the Fund may be secured by various types of collateral. While secured loans purchased by the Fund will often intend to be over-collateralized, the Fund may be exposed to losses resulting from default and foreclosure. Therefore, the value of the underlying collateral, the creditworthiness of the borrower and the priority of the lien are each of great importance. The Fund cannot guarantee the adequacy of the protection of the Fund’s interests, including the validity or enforceability of the loan and the maintenance of the anticipated priority and perfection of the applicable security interests. Furthermore, the Fund cannot assure that claims may not be asserted that might interfere with enforcement of the Fund’s rights. In the event of a foreclosure, the Fund or an affiliate of the Fund may assume direct ownership of the underlying asset. The liquidation proceeds upon sale of such asset may not satisfy the entire outstanding balance of principal and interest on the loan, resulting in a loss to the Fund. Any costs or delays involved in the effectuation of a foreclosure of the loan or a liquidation of the underlying property will further reduce the proceeds and thus increase the loss.

Unsecured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unsecured Loans Risk

While the Fund is expected to focus primarily on secured loans, the Fund may hold unsecured loans. Unsecured loans have lower priority in right of payment to any higher-ranking obligations of the borrower and are not backed by a security interest in any specific collateral. They are subject to risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments after giving effect to any higher-ranking obligations of the borrower. Unsecured loans are expected to have greater price volatility than more senior loans and secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in unsecured loans, which would create greater credit risk exposure.

Venture Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Debt Risk

The Fund may invest in venture debt, meaning debt of less established or early-stage companies. Investments in such companies may involve greater risks than generally are associated with investments in more established companies. To the extent there is any public market for the securities held by us, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and, therefore, often are more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices.

Asset-Backed and Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-Backed and Mortgage-Backed Securities Risk

The investment characteristics of asset-backed securities and mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal may be prepaid at any time because the underlying loans or other assets generally may be prepaid at any time. The frequency at which prepayments (including voluntary prepayments by the obligors and liquidations due to default and foreclosures) occur on loans underlying asset-backed securities and mortgage-backed securities will be affected by a variety of factors including the prevailing level of interest rates as well as the availability of mortgage credit, the relative economic vitality of the area in which the related properties are located, the servicing of the mortgage loans, possible changes in tax laws, other opportunities for investment, homeowner mobility and other economic, social, geographic, demographic and legal factors. In general, any factors that increase the attractiveness of selling a mortgaged property or refinancing a mortgage loan, enhance a borrower’s ability to sell or refinance or increase the likelihood of default under a mortgage loan, would be expected to cause the rate of prepayment in respect of a pool of mortgage loans to accelerate. Particular investments may experience outright losses, as in the case of an interest only security in an environment of faster actual or anticipated prepayments. Also, particular investments may underperform relative to hedges that a portfolio manager may have constructed for these investments, resulting in a loss.

In contrast, any factors having an effect opposite to those outlined above would be expected to cause the rate of prepayment of a pool of mortgage loans to slow. At any one time, a portfolio of mortgage-backed securities may be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans may be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations.

Mortgage loans on commercial properties underlying mortgage-backed securities often are structured so that a substantial portion of the loan principal is not amortized over the loan term but is payable at maturity and repayment of the loan principal thus often depends upon the future availability of real estate financing from the existing or an alternative lender and/or upon the current value and saleability of the real estate. Therefore, the unavailability of real estate financing may lead to default. Most commercial mortgage loans underlying mortgage-backed securities are effectively nonrecourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related mortgage-backed securities are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of mortgage-backed securities may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property.

Especially in the case of a mortgage-backed security related to commercial mortgage loans, the rate of principal payments on the loans in the related pool will also be affected by the nature and extent of any restrictions on prepayments that are set forth in the mortgage loans, and the extent to which such provisions may be enforced. Such restrictions may include a prohibition on prepayments for specified periods of time and/or requirements that principal prepayments be accompanied by the payment of prepayment penalties or be subject to yield maintenance premiums.

The rate of prepayment on a pool of mortgage loans is likely to be affected by prevailing market interest rates for mortgage loans of a comparable type, term and risk level. When the prevailing market interest rate is below a mortgage coupon, a borrower generally has an increased incentive to refinance its mortgage loan. Even in the case of adjustable rate mortgage loans, as prevailing market interest rates decline, and without regard to whether the mortgage rates on such loans decline in a manner consistent therewith, the related borrowers may have an increased incentive to refinance for purposes of either (i) converting to a fixed rate loan and thereby “locking in” such rate or (ii) taking advantage of a different index, margin or rate cap or floor on another adjustable rate mortgage loan. Therefore, as prevailing market interest rates decline, prepayment speeds would be expected to accelerate.

In the case of a mortgage-backed security related to multifamily or commercial loans, prevailing market interest rates, the outlook for market interest rates and economic conditions generally may cause some borrowers to sell their properties in order to realize their equity therein, to meet cash flow needs or to make other investments. In addition, some borrowers may be motivated by U.S. federal and state tax laws (which are subject to change) to sell their properties prior to the exhaustion of tax depreciation benefits.

Primarily, these securities do not have the benefit of the same security interest in the related collateral. There is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Further, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain asset-backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. As a result of these unscheduled payments of principal, or prepayments on the underlying securities, the price and yield of asset-backed securities can be adversely affected. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. Prepayments of loans that underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is prepaid. In addition, like other interest-bearing securities, the values of ABS generally fall when interest rates rise, but when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment option.

The risk of investing in asset-backed securities is ultimately dependent upon payment of consumer loans by the debtor. The collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security and the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.

U.S. Treasury Bills Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Treasury Bills Risk

The Fund may invest in U.S. treasury bills. U.S. treasury bills generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. treasury bills are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. treasury bills change as interest rates fluctuate.

Short-term Debt Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short-term Debt Instruments Risk

The Fund may invest in short-term debt instruments, including instruments held for cash management or temporary defensive purposes. While investments in cash items generally involve relatively low risk levels, they may produce lower than expected returns, and could result in losses.

Pooled Investment Vehicles Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Pooled Investment Vehicles Risk

The Fund may invest in other pooled investment vehicles (including investment companies, exchange-traded funds, money market funds and private funds) to the extent permitted under the 1940 Act, including in reliance on Rule 12d1-4 thereunder. Rule 12d1-4 allows a fund to acquire shares of an “acquired fund” in excess of the statutory limits of the 1940 Act. Funds of funds arrangements relying on Rule 12d1-4 are subject to several conditions, including (among others) with respect to control and voting shares of an acquired fund; certain findings relating to complexity, fees and undue influence; fund of funds investment agreements; and general limitations on an acquired fund’s investments in other investment companies and private funds. The limitations placed on acquired funds under Rule 12d1-4 may impact the ability of the Fund to invest in an acquired fund or may impact the investments made by such acquired fund.

To the extent the Fund invests in other pooled investment vehicles, the Fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the Fund invests therein. Further, shareholders will incur a proportionate share of the expenses of the other pooled investment vehicles held by the Fund (including applicable organizational and operating costs and investment management fees) in addition to the expenses of the Fund.

Pooled investment vehicles in which the Fund invests typically are not subject to the provisions of the 1940 Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the pooled investment vehicles managed by any Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act with respect to such pooled investment vehicles.

Many pooled investment vehicles are exempted from regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund does not impose investment qualification thresholds. As a result, the Fund provides an avenue for obtaining indirect exposure to certain pooled investment vehicles that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to get exposure to such an investment through the Fund.

Many pooled investment vehicles pay various fees to their managers, including a management fee and a performance or incentive fee or allocation. To the extent that the Fund invests in pooled investment vehicles paying such fees, its shareholders will indirectly bear a portion of such fees.

In addition, many pooled investment vehicles do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company that places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement that provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and that contains other provisions designed to protect the assets of such investment company. The pooled investment vehicles in which the Fund invests may maintain custody of their assets with brokerage firms that do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold pooled investment vehicle assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Pooled investment vehicles in which the Fund invests may at certain times hold large positions in a relatively limited number of investments. Such pooled investment vehicles may target or concentrate their investments in particular markets, sectors or industries. Those pooled investment vehicles that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings.

New Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Fund Risk

As of the date of this Prospectus, the Fund has no operating history. As a result, the Fund’s performance may not reflect how the Fund may be expected to perform over the long term. In addition, prospective investors have no track record and history on which to base their investment decision. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective, achieve its desired portfolio composition, or raise sufficient capital. The Fund may not be able to attract sufficient assets to fully implement the Fund’s principal investment strategies and achieve investment and trading efficiencies.

The amount of proceeds the Fund raises in its offering may be substantially less than the amount the Fund would need to create a diverse portfolio of investments. If the Fund is unable to raise sufficient funds to acquire a diverse portfolio of investments, the Fund will make fewer investments than it would have if it had raised additional funds, resulting in less diversification in terms of the type, number and size of investments that it makes. As a result, the value of a Shareholder’s investment may be reduced in the event the Fund’s assets underperform. Moreover, the potential impact of any single asset’s performance on the overall performance of the portfolio increases. In addition, the Fund’s ability to achieve its investment objective could be hindered, which could result in a lower return on the investments. Further, the Fund will have certain fixed operating expenses regardless of the amount of assets raised by the Fund in this offering, thereby increasing the Fund’s fixed operating expenses as a percentage of gross income, reducing the Fund’s net income and limiting its ability to make distributions.

Because as of the commencement of the offering neither the Fund nor the Adviser have yet acquired or identified any investments that the Fund may make, the Fund is currently not able to provide an investor with any information to assist in evaluating the merits or the terms of any specific future investments that the Fund may make. Because Shareholders will be unable to evaluate the economic merit of assets before the Fund invests in them, Shareholders will have to rely entirely on the ability of the Adviser to select suitable and successful investment opportunities. These factors increase the risk that a Shareholder’s investment may not generate returns comparable to the Fund’s competitors.

Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions Risk

There can be no assurance that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or maintain certain levels of cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

Additionally, a portion of the Fund’s distributions may be treated as a return of capital for U.S. federal income tax purposes. As a general matter, a portion of the Fund’s distributions will be treated as a return of capital for U.S. federal income tax purposes if the aggregate amount of the Fund’s distributions for a year exceeds the Fund’s current and accumulated earnings and profits for that year. To the extent that a distribution is treated as a return of capital for U.S. federal income tax purposes, it will reduce a holder’s adjusted tax basis in the holder’s Shares, and to the extent that it exceeds the holder’s adjusted tax basis will be treated as gain resulting from a sale or exchange of such Shares.

Risks Related to the Adviser and its Affiliates and the Fundrise Platform [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Adviser and its Affiliates and the Fundrise Platform

Rise Companies is currently incurring net losses and expects to continue incurring net losses in the future. Its failure to become profitable could impair the operations of the Fundrise Platform by limiting its access to working capital to operate the Fundrise Platform. In addition, Rise Companies expects its operating expenses to increase in the future as it expands its operations. If Rise Companies’ operating expenses exceed its expectations, its financial performance could be adversely affected. If its revenue does not grow to offset these increased expenses, Rise Companies may never become profitable. In future periods, Rise Companies may not have any revenue growth, or its revenue could decline.

If Rise Companies were to enter bankruptcy proceedings, the operation of the Fundrise Platform and the activities with respect to the Fund’s operations and business would be interrupted and subscription proceeds held in a segregated account may be subject to the bankruptcy.

If Rise Companies were to enter bankruptcy proceedings or to cease operations, the Fund would be required to find other ways to meet obligations regarding the Fund’s operations and business. Such alternatives could result in delays in the disbursement of distributions or the filing of reports or could require the Fund to pay significant fees to another company that the Fund engages to perform services for the Fund.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	11 Dupont Circle NW
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20036
Contact Personnel Name	Bjorn J. Hall
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Security Dividends [Text Block]	The 1940 Act requires, among other things, that (i) immediately after issuance of Preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such Preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of Preferred Shares, if any are issued, must be entitled as a class to elect two Directors at all times and to elect a majority of the Directors if distributions on such Preferred Shares are in arrears by two years or more.

[1]	Estimates are based on Fund net assets of $250,000,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of Shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount, net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will raise $250,000,000 in proceeds.
[2]	The table assumes the Fund will not use leverage during the first twelve months following commencement of this offering. The Fund does not anticipate any interest payments on borrowed funds.
[3]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies or companies that would be investment companies but for the exceptions to that definition provided by Section 3(c)(1) and Section 3(c)(7) of the 1940 Act.
[4]	Deferred Income Tax Expenses arise principally from net unrealized gains on portfolio investments. Because the Fund currently has no portfolio investments, and because there can be no assurance as to the nature, amount or timing of the investments that the Fund will ultimately acquire, the Fund is currently unable to estimate a deferred income tax expense. The Fund will reflect an estimate of deferred income tax expense in future updates to this Prospectus disclosure once the Fund has commenced operations and holds investments generating net unrealized gains such that the expense can be reasonably estimated.
[5]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund. Other Expenses include, among other things, professional fees, offering expenses, organizational expenses, and other general and administrative expenses.